UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end:  12/31

Date of reporting period:  9/30/16

Item 1. Schedule of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited)

Franklin Flex Cap Growth VIP Fund	Shares	Value
Common Stocks 92.1%
Automobiles & Components 0.5%
[a,b] Tesla Motors Inc.	2,700	$550,881
Banks 2.5%
[a] Signature Bank	17,000	2,013,650
[a] SVB Financial Group	7,000	773,780
		2,787,430
Capital Goods 5.0%
Fortune Brands Home & Security Inc.	31,000	1,801,100
[a] HD Supply Holdings Inc.	54,000	1,726,920
Honeywell International Inc.	7,500	874,425
Roper Technologies Inc.	5,590	1,020,007
		5,422,452
Commercial & Professional Services 1.5%
[a] IHS Markit Ltd.	33,787	1,268,702
[a] Stericycle Inc.	4,000	320,560
		1,589,262
Consumer Durables & Apparel 3.8%
NIKE Inc., B	37,000	1,948,050
[a] TRI Pointe Group Inc.	115,000	1,515,700
[a,b] Under Armour Inc., A	9,500	367,460
[a] Under Armour Inc., C	9,567	323,939
		4,155,149
Consumer Services 1.7%
Starbucks Corp.	35,000	1,894,900
Diversified Financials 2.7%
[a] Affiliated Managers Group Inc.	6,000	868,200
Intercontinental Exchange Inc.	5,500	1,481,480
[a] PRA Group Inc.	16,500	569,910
		2,919,590
Energy 1.1%
Cabot Oil & Gas Corp., A	45,000	1,161,000
Food & Staples Retailing 0.9%
CVS Health Corp.	11,000	978,890
Food, Beverage & Tobacco 4.0%
Constellation Brands Inc., A	16,000	2,663,840
[a] Monster Beverage Corp.	12,000	1,761,720
		4,425,560
Health Care Equipment & Services 6.5%
[a] Cerner Corp.	13,500	833,625
[a] DexCom Inc.	7,500	657,450
[a] Edwards Lifesciences Corp.	13,000	1,567,280
[a] Envision Healthcare Holdings Inc.	17,000	378,590
McKesson Corp.	12,000	2,001,000
Medtronic PLC	11,000	950,400
[a] Nevro Corp.	7,000	730,730
		7,119,075
Materials 1.6%
Ecolab Inc.	14,500	1,764,940
Media 3.1%
[a] Charter Communications Inc., A	3,616	976,211
[a] Global Eagle Entertainment Inc.	35,000	290,850
[a] IMAX Corp.	15,500	449,035

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

The Walt Disney Co.	18,500	1,717,910
		3,434,006
Pharmaceuticals, Biotechnology & Life Sciences 6.8%
[a] Allergan PLC	3,500	806,085
[a] Biogen Inc.	4,000	1,252,120
Bristol-Myers Squibb Co.	22,500	1,213,200
[a] Celgene Corp.	26,500	2,770,045
[a] Illumina Inc.	3,600	653,976
[a] Regeneron Pharmaceuticals Inc.	1,250	502,525
[a] Revance Therapeutics Inc.	11,000	178,310
		7,376,261
Real Estate 2.4%
American Tower Corp.	10,500	1,189,965
Equinix Inc.	4,000	1,441,000
		2,630,965
Retailing 7.2%
Advance Auto Parts Inc.	4,500	671,040
[a] Amazon.com Inc.	5,500	4,605,205
[a] The Priceline Group Inc.	1,350	1,986,511
Tractor Supply Co.	8,850	596,048
		7,858,804
Semiconductors & Semiconductor Equipment 4.2%
[a] Cavium Inc.	10,000	582,000
[a] MACOM Technology Solutions Holdings Inc.	17,500	740,950
[a] Nanometrics Inc.	17,490	390,727
[a] NXP Semiconductors NV (Netherlands)	28,000	2,856,280
		4,569,957
Software & Services 29.9%
[a] Alphabet Inc., C	5,250	4,080,772
[a] Cognizant Technology Solutions Corp., A	12,000	572,520
[a] CoStar Group Inc.	5,000	1,082,650
[a] Electronic Arts Inc.	8,000	683,200
[a] Ellie Mae Inc.	6,500	684,450
[a] Envestnet Inc.	9,446	344,307
[a] EPAM Systems Inc.	12,000	831,720
[a] Facebook Inc., A	42,000	5,387,340
[a] FleetCor Technologies Inc.	10,000	1,737,300
Mastercard Inc., A	35,000	3,561,950
Microsoft Corp.	30,000	1,728,000
[a] Mobileye NV (Israel)	15,000	638,550
[a] Paylocity Holding Corp.	36,500	1,622,790
[a] Salesforce.com Inc.	27,500	1,961,575
[a] ServiceNow Inc.	32,500	2,572,375
[a] Tyler Technologies Inc.	11,000	1,883,530
Visa Inc., A	26,500	2,191,550
[a] Zendesk Inc.	35,000	1,074,850
		32,639,429
Technology Hardware & Equipment 6.4%
Apple Inc.	23,500	2,656,675
Harris Corp.	22,500	2,061,225
[a] Palo Alto Networks Inc.	14,500	2,310,285
		7,028,185
Transportation 0.3%
[a] Spirit Airlines Inc.	7,770	330,458

Total Common Stocks (Cost $60,471,532)		100,637,194

Short Term Investments 8.8%
Money Market Funds (Cost $8,711,316) 8.0%
[a,c] Institutional Fiduciary Trust Money Market Portfolio	8,711,316	8,711,316

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

Investments from Cash Collateral Received for Loaned Securities (Cost
$902,183) 0.8%
Money Market Funds 0.8%
[a,c] Institutional Fiduciary Trust Money Market Portfolio	902,183	902,183
Total Investments (Cost $70,085,031) 100.9%		110,250,693
Other Assets, less Liabilities (0.9)%		(1,036,413)
Net Assets 100.0%		$109,214,280

a Non-income producing.
b A portion or all of the security is on loan at September 30, 2016.
c See Note 10 regarding investments in affiliated management investment companies.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, September 30, 2016 (unaudited)

Franklin Founding Funds Allocation VIP Fund	Shares	Value
Investments in Underlying Funds[a]
Domestic Equity 33.1%
Franklin Mutual Shares VIP Fund, Class 1	17,101,672	$329,378,201
Domestic Hybrid 33.1%
Franklin Income VIP Fund, Class 1	21,523,102	329,518,696
Foreign Equity 32.8%
Templeton Growth VIP Fund, Class 1	24,629,374	326,585,498
Total Investments in Underlying Funds (Cost $777,461,619) 99.0%		985,482,395
Other Assets, less Liabilities 1.0%		9,651,234
Net Assets 100.0%		$995,133,629

a See Note 9 regarding investments in FT Underlying Funds.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited)

Franklin Global Real Estate VIP Fund	Country	Shares	Value
Common Stocks 99.4%
Diversified Real Estate Activities 9.5%
CapitaLand Ltd.	Singapore	1,276,562	$2,996,185
City Developments Ltd.	Singapore	273,300	1,818,125
Mitsubishi Estate Co. Ltd.	Japan	339,360	6,320,837
Mitsui Fudosan Co. Ltd.	Japan	346,857	7,307,385
New World Development Co. Ltd.	Hong Kong	2,558,000	3,324,327
Sun Hung Kai Properties Ltd.	Hong Kong	284,533	4,295,682
Tokyo Tatemono Co. Ltd.	Japan	154,107	1,835,023
The Wharf Holdings Ltd.	Hong Kong	174,906	1,272,950
			29,170,514
Diversified REITs 6.9%
Activia Properties Inc.	Japan	300	1,589,306
[a] Activia Properties Inc., 144A	Japan	95	503,280
Hispania Activos Inmobiliarios SOCIMI SA	Spain	166,838	2,236,786
Hulic REIT Inc.	Japan	897	1,598,167
Kenedix Office Investment Corp.	Japan	446	2,741,163
Land Securities Group PLC	United Kingdom	255,681	3,507,845
Spirit Realty Capital Inc.	United States	199,300	2,656,669
United Urban Investment Corp.	Japan	1,202	2,187,826
VEREIT Inc.	United States	406,000	4,210,220
			21,231,262
Health Care REITs 6.7%
HCP Inc.	United States	88,141	3,344,951
OMEGA Healthcare Investors Inc.	United States	66,500	2,357,425
Physicians Realty Trust	United States	87,700	1,889,058
Ventas Inc.	United States	94,787	6,694,806
Welltower Inc.	United States	84,964	6,352,758
			20,638,998
Homebuilding 0.4%
D.R. Horton Inc.	United States	41,300	1,247,260
Hotel & Resort REITs 2.5%
Hoshino Resorts REIT Inc.	Japan	101	1,267,420
Host Hotels & Resorts Inc.	United States	198,867	3,096,359
Summit Hotel Properties Inc.	United States	138,000	1,816,080
Sunstone Hotel Investors Inc.	United States	121,912	1,559,254
			7,739,113
Hotels, Resorts & Cruise Lines 0.3%
Hilton Worldwide Holdings Inc.	United States	31,550	723,442
Industrial REITs 8.7%
Duke Realty Corp.	United States	144,000	3,935,520
First Industrial Realty Trust Inc.	United States	95,700	2,700,654
[b] Frasers Logistics & Industrial Trust	Singapore	1,553,200	1,133,515
Goodman Group	Australia	520,725	2,902,107
Mapletree Logistics Trust	Singapore	1,468,630	1,152,585
Nippon Prologis REIT Inc.	Japan	930	2,348,740
PLA Administradora Industrial S de RL de CV	Mexico	783,670	1,297,393
Prologis Inc.	United States	135,064	7,231,326
Rexford Industrial Realty Inc.	United States	72,900	1,668,681
Segro PLC	United Kingdom	415,100	2,442,719
			26,813,240
Office REITs 11.4%
Alexandria Real Estate Equities Inc.	United States	35,207	3,829,466
Boston Properties Inc.	United States	40,180	5,476,132
Brandywine Realty Trust	United States	103,800	1,621,356
Daiwa Office Investment Corp.	Japan	64	392,088
[a] Daiwa Office Investment Corp., 144A	Japan	168	1,029,231
Derwent London PLC	United Kingdom	51,299	1,730,237
Dexus Property Group	Australia	334,274	2,341,517

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

Great Portland Estates PLC	United Kingdom	207,226	1,701,000
Highwoods Properties Inc.	United States	60,317	3,143,722
Japan Real Estate Investment Corp.	Japan	465	2,775,366
Kilroy Realty Corp.	United States	42,418	2,941,688
Mack-Cali Realty Corp.	United States	85,300	2,321,866
SL Green Realty Corp.	United States	32,193	3,480,063
Vornado Realty Trust	United States	22,868	2,314,470
			35,098,202
Real Estate Development 3.4%
Cheung Kong Property Holdings Ltd.	Hong Kong	787,000	5,742,933
China Overseas Land & Investment Ltd.	China	416,657	1,412,788
China Resources Land Ltd.	China	444,000	1,236,458
Sino Land Co. Ltd.	Hong Kong	1,162,288	2,055,940
			10,448,119
Real Estate Operating Companies 7.7%
ADO Properties SA	Germany	20,670	826,951
[a] ADO Properties SA, 144A	Germany	52,301	2,092,421
Deutsche Wohnen AG	Germany	108,130	3,931,666
Fabege AB	Sweden	112,120	2,044,905
First Capital Realty Inc.	Canada	87,100	1,458,690
Hemfosa Fastigheter AB	Sweden	153,552	1,665,297
Hufvudstaden AB, A	Sweden	120,626	2,090,321
Hysan Development Co. Ltd.	Hong Kong	419,347	1,965,262
Unite Group PLC	United Kingdom	249,429	2,052,271
Vonovia SE	Germany	146,513	5,549,573
			23,677,357
Residential REITs 10.0%
American Homes 4 Rent, A	United States	110,000	2,380,400
Apartment Investment & Management Co., A	United States	77,805	3,572,028
AvalonBay Communities Inc.	United States	24,967	4,440,131
Canadian Apartment Properties REIT	Canada	100,900	2,354,039
Education Realty Trust Inc.	United States	50,200	2,165,628
Equity Lifestyle Properties Inc.	United States	48,900	3,774,102
Equity Residential	United States	53,028	3,411,291
Essex Property Trust Inc.	United States	6,105	1,359,583
Invincible Investment Corp.	Japan	2,486	1,383,223
Post Properties Inc.	United States	32,100	2,122,773
UDR Inc.	United States	100,731	3,625,309
			30,588,507
Retail REITs 25.8%
Equity One Inc.	United States	84,500	2,586,545
Federal Realty Investment Trust	United States	11,109	1,710,008
General Growth Properties Inc.	United States	90,417	2,495,509
Hammerson PLC	United Kingdom	341,153	2,596,830
Kimco Realty Corp.	United States	127,569	3,693,122
Klepierre	France	97,400	4,465,891
Link REIT	Hong Kong	571,788	4,201,966
The Macerich Co.	United States	16,064	1,299,096
National Retail Properties Inc.	United States	44,700	2,272,995
Realty Income Corp.	United States	75,403	5,046,723
Regency Centers Corp.	United States	52,893	4,098,679
Scentre Group	Australia	1,647,379	5,927,410
Simon Property Group Inc.	United States	82,308	17,038,579
Smart Real Estate Investment Trust	Canada	62,500	1,683,397
Unibail-Rodamco SE	France	28,904	7,795,756
Vicinity Centres	Australia	1,421,174	3,448,896
Washington Prime Group Inc.	United States	113,800	1,408,844
Weingarten Realty Investors	United States	73,410	2,861,522
Westfield Corp.	Australia	609,632	4,541,028
			79,172,796
Specialized REITs 6.1%
Coresite Realty Corp.	United States	26,087	1,931,481
CubeSmart	United States	72,784	1,984,092

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

CyrusOne Inc.	United States	38,000	1,807,660
Digital Realty Trust Inc.	United States	46,043	4,471,696
Extra Space Storage Inc.	United States	37,904	3,009,957
Public Storage	United States	24,614	5,492,368
			18,697,254
Total Common Stocks (Cost $197,962,517)			305,246,064

Short Term Investments (Cost $1,334,354) 0.4%
		Principal Amount
Repurchase Agreements (Cost $1,334,354) 0.4%
[c] Joint Repurchase Agreement, 0.463%, 10/03/16 (Maturity Value $1,334,406)	United States	$1,334,354	1,334,354
BNP Paribas Securities Corp. (Maturity Value $543,090)
Deutsche Bank Securities Inc. (Maturity Value $234,655)
HSBC Securities (USA) Inc. (Maturity Value $543,090)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $13,571)
Collateralized by U.S. Government Agency Securities, 1.00% - 5.375%,
3/08/17 - 8/12/21; [d]U.S. Treasury Bill, 10/06/16 - 8/17/17;
U.S. Treasury Bond, 7.50% - 8.875%, 11/15/16 - 2/15/21; and
U.S. Treasury Note, 0.338% - 4.625%, 10/31/16 - 6/30/21;
(valued at $1,361,433)
Total Investments (Cost $199,296,871) 99.8%			306,580,418

Other Assets, less Liabilities 0.2%			552,483
Net Assets 100.0%			$307,132,901

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2016, the aggregate value of these securities was $3,624,932, representing 1.2% of net assets.
b Non-income producing.
c Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2016, all repurchase agreements had been entered into on that date.
d The security is traded on a discount basis with no stated coupon rate.

ABBREVIATIONS
Selected Portfolio

REIT	- Real Estate Investment Trust

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited)

Franklin Growth and Income VIP Fund	Country	Shares	Value
Common Stocks 85.7%
Consumer Discretionary 6.5%
Ford Motor Co.	United States	235,000	$2,836,450
Lowe's Cos. Inc.	United States	60,200	4,347,042
Mattel Inc.	United States	93,000	2,816,040
Newell Brands Inc.	United States	63,500	3,343,910
Target Corp.	United States	79,700	5,473,796
			18,817,238
Consumer Staples 10.4%
Anheuser-Busch InBev SA/NV, ADR	Belgium	30,600	4,021,146
CVS Health Corp.	United States	56,000	4,983,440
Kimberly-Clark Corp.	United States	25,500	3,216,570
The Kraft Heinz Co.	United States	68,000	6,086,680
PepsiCo Inc.	United States	69,900	7,603,023
Reynolds American Inc.	United States	93,500	4,408,525
			30,319,384
Energy 8.5%
Anadarko Petroleum Corp.	United States	26,700	1,691,712
BP PLC, ADR	United Kingdom	48,000	1,687,680
Chevron Corp.	United States	69,500	7,152,940
ConocoPhillips	United States	43,000	1,869,210
Exxon Mobil Corp.	United States	50,744	4,428,936
Royal Dutch Shell PLC, A, ADR	United Kingdom	33,300	1,667,331
Schlumberger Ltd.	United States	43,300	3,405,112
Suncor Energy Inc.	Canada	106,500	2,958,570
			24,861,491
Financials 15.0%
Arthur J. Gallagher & Co.	United States	92,900	4,725,823
BB&T Corp.	United States	84,000	3,168,480
BlackRock Inc.	United States	16,200	5,871,852
JPMorgan Chase & Co.	United States	140,970	9,387,192
Morgan Stanley	United States	131,000	4,199,860
T. Rowe Price Group Inc.	United States	48,100	3,198,650
U.S. Bancorp	United States	148,300	6,360,587
Wells Fargo & Co.	United States	156,600	6,934,248
			43,846,692
Health Care 7.5%
AstraZeneca PLC, ADR	United Kingdom	89,900	2,954,114
Eli Lilly & Co.	United States	73,100	5,867,006
Johnson & Johnson	United States	19,600	2,315,348
Medtronic PLC	United States	68,000	5,875,200
Pfizer Inc.	United States	143,400	4,856,958
			21,868,626
Industrials 14.5%
Deere & Co.	United States	30,000	2,560,500
General Electric Co.	United States	243,700	7,218,394
Illinois Tool Works Inc.	United States	41,300	4,949,392
Lockheed Martin Corp.	United States	23,000	5,513,560
Nielsen Holdings PLC	United States	62,000	3,321,340
Raytheon Co.	United States	40,700	5,540,491
Republic Services Inc.	United States	87,400	4,409,330
United Parcel Service Inc., B	United States	36,700	4,013,512
United Technologies Corp.	United States	46,300	4,704,080
			42,230,599
Information Technology 14.1%
Apple Inc.	United States	46,600	5,268,130
Broadcom Ltd.	Singapore	6,500	1,121,380
Cisco Systems Inc.	United States	218,008	6,915,214
Intel Corp.	United States	156,333	5,901,571

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

[a] Microsoft Corp.	United States	184,400	10,621,440
Oracle Corp.	United States	116,500	4,576,120
Texas Instruments Inc.	United States	93,300	6,547,794
			40,951,649
Materials 3.6%
BASF SE	Germany	46,000	3,934,492
The Dow Chemical Co.	United States	41,800	2,166,494
International Paper Co.	United States	94,300	4,524,514
			10,625,500
Real Estate 1.1%
Host Hotels & Resorts Inc.	United States	204,000	3,176,280
Telecommunication Services 1.7%
Rogers Communications Inc., B	Canada	49,100	2,082,822
Verizon Communications Inc.	United States	53,000	2,754,940
			4,837,762
Utilities 2.8%
Dominion Resources Inc.	United States	57,600	4,277,952
Xcel Energy Inc.	United States	93,300	3,838,362
			8,116,314
Total Common Stocks (Cost $190,321,794)			249,651,535
Equity-Linked Securities 4.6%
Energy 1.3%
[b] JPMorgan Chase & Co. into Anadarko Petroleum Co., 9.00%, 144A	United States	35,000	2,019,378
[b] JPMorgan Chase & Co. into Schlumberger Ltd., 7.00%, 144A	United States	24,000	1,882,706
			3,902,084
Financials 1.4%
[b] Goldman Sachs Group Inc. into Charles Schwab Corp., 7.00%, 144A	United States	130,000	4,029,974
Health Care 0.3%
[b] Merrill Lynch International & Co. CV into Gilead Sciences Inc., 7.25%, 144A	United States	13,000	1,025,769
Information Technology 1.6%
[b] Barclays Bank PLC into Broadcom Ltd., 9.00%, 144A	Singapore	20,000	3,268,120
[b] UBS AG into Intel Corp., 7.00%, 144A	United States	35,000	1,319,888
			4,588,008
Total Equity-Linked Securities (Cost $12,647,320)			13,545,835
Convertible Preferred Stocks 5.9%
Health Care 2.6%
Allergan PLC, 5.50%, cvt. pfd.	United States	5,700	4,683,291
Teva Pharmaceutical Industries Ltd., 7.00%, cvt. pfd.	Israel	3,500	2,846,582
			7,529,873
Industrials 1.7%
Stanley Black & Decker Inc., 6.25%, cvt. pfd.	United States	38,300	4,838,056
Utilities 1.6%
NextEra Energy Inc., 6.37%, cvt. pfd.	United States	80,000	4,723,200
Total Convertible Preferred Stocks (Cost $17,153,792)			17,091,129

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $220,122,906)			280,288,499
		Principal Amount

Short Term Investments (Cost $10,261,911) 3.6%
Repurchase Agreements 3.6%
[c] Joint Repurchase Agreement, 0.463%, 10/03/16 (Maturity Value $10,262,308)	United States	$10,261,911	10,261,911
BNP Paribas Securities Corp. (Maturity Value $4,176,657)
Deutsche Bank Securities Inc. (Maturity Value $1,804,626)
HSBC Securities (USA) Inc. (Maturity Value $4,176,657)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $104,368)
Collateralized by U.S. Government Agency Securities,
1.00% - 5.375%, 3/08/17 - 8/12/21; [d]U.S. Treasury Bill, 10/06/16 - 8/17/17;
U.S. Treasury Bond, 7.50% - 8.875%, 11/15/16 - 2/15/21; and U.S. Treasury
Note, 0.338% - 4.625%, 10/31/16 - 6/30/21; (valued at $10,470,167)
Total Investments (Cost $230,384,817) 99.8%			290,550,410
Options Written (0.0)%†			(17,020)
Other Assets, less Liabilities 0.2%			719,820
Net Assets 100.0%			$291,253,210
		Number of Contracts
Options Written (Premiums Received $28,119) (0.0)%†
Calls - Exchange-Traded
Information Technology (0.0)%†
Microsoft Corp., October Strike Price $60, Expires 10/21/16		370	$(17,020)

† Rounds to less than 0.1% of net assets.
a A portion or all of the security is held in connection with written option contracts open at period end.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2016, the aggregate value of these securities was $13,545,835 representing 4.7% of net assets.
c Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2016, all repurchase agreements had been entered into on that date.
d The security was issued on a discount basis with no stated coupon rate.

ABBREVIATIONS
Selected Portfolio

ADR	- American Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited)

Franklin High Income VIP Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 0.6%
Energy 0.6%
[a,b] Halcon Resources Corp.	United States	117,731	$969,602
[a] Halcon Resources Corp., wts., 9/09/20	United States	10,485	24,011
[a] Penn Virginia Corp.	United States	6,632	258,648
[a,c] Penn Virginia Corp., 144a	United States	8,285	323,115
			1,575,376
Materials 0.0%†
[a] Verso Corp., A	United States	6,954	44,853
[a] Verso Corp., wts., 7/25/23	United States	732	—
			44,853
Transportation 0.0%†
[a,d] CEVA Holdings LLC	United States	224	78,498
Total Common Stocks and Other Equity Interests (Cost $5,030,981)			1,698,727
Convertible Preferred Stocks 0.1%
Transportation 0.1%
[a,d] CEVA Holdings LLC, cvt. pfd., A-1	United States	6	3,000
[a,d] CEVA Holdings LLC, cvt. pfd., A-2	United States	486	169,929
Total Convertible Preferred Stocks (Cost $731,856)			172,929
		Principal Amount*
Corporate Bonds 97.3%
Automobiles & Components 1.6%
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	3,000,000	3,085,815
The Goodyear Tire & Rubber Co.,
senior bond, 5.00%, 5/31/26	United States	1,000,000	1,028,750
senior note, 5.125%, 11/15/23	United States	300,000	313,500
			4,428,065
Banks 5.0%
[e] Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter,
Perpetual	United States	2,500,000	2,567,187
CIT Group Inc., senior note,
5.375%, 5/15/20	United States	1,000,000	1,071,250
5.00%, 8/15/22	United States	2,700,000	2,875,500
[e] Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	2,800,000	2,873,500
[e] JPMorgan Chase & Co., junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter,
Perpetual	United States	2,500,000	2,615,625
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	2,000,000	2,127,500
			14,130,562
Capital Goods 3.7%
[c] Allison Transmission Inc., senior note, 144A, 5.00%, 10/01/24	United States	2,800,000	2,871,120
[c] Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24	United States	1,400,000	1,456,000
[c,f] Cortes NP Acquisition Corp., senior note, 144A, 9.25%, 10/15/24		2,500,000	2,500,000
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	1,400,000	1,393,000
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	1,000,000	1,057,500
senior sub. bond, 6.50%, 5/15/25	United States	200,000	209,500
[c] senior sub. bond, 144A, 6.375%, 6/15/26	United States	300,000	312,750
senior sub. note, 6.00%, 7/15/22	United States	500,000	530,000
			10,329,870
Commercial & Professional Services 1.5%
[c] Acosta Inc., senior note, 144A, 7.75%, 10/01/22	United States	2,000,000	1,655,000
[d,g] Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05	United States	1,912,374	191
United Rentals North America Inc., senior bond, 5.75%, 11/15/24	United States	2,500,000	2,606,250
			4,261,441
Consumer Durables & Apparel 4.1%
[c] Hanesbrands Inc., senior bond, 144A, 4.875%, 5/15/26	United States	2,000,000	2,055,000

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)
KB Home,
senior bond, 7.50%, 9/15/22	United States	2,100,000	2,289,000
senior note, 7.00%, 12/15/21	United States	700,000	756,000
[c] Newell Brands Inc., senior note, 144A, 5.00%, 11/15/23	United States	1,200,000	1,278,436
PulteGroup Inc., senior bond, 5.00%, 1/15/27	United States	2,200,000	2,220,680
[c] Taylor Morrison Communities Inc./Monarch Communities Inc., senior note, 144A,
5.25%, 4/15/21	United States	900,000	934,875
5.875%, 4/15/23	United States	600,000	631,500
5.625%, 3/01/24	United States	1,500,000	1,552,500
			11,717,991
Consumer Services 4.7%
[c] 1011778 BC ULC/New Red Finance Inc.,
secured note, second lien, 144A, 6.00%, 4/01/22	Canada	2,000,000	2,100,000
senior secured note, first lien, 144A, 4.625%, 1/15/22	Canada	900,000	938,250
[c] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	2,500,000	2,043,750
[c,g] Fontainebleau Las Vegas, senior secured bond, first lien, 144A, 11.00%, 6/15/15	United States	1,700,000	178
[c] International Game Technology PLC, senior secured bond, 144A, 6.50%, 2/15/25	United States	2,500,000	2,706,250
[c] KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, senior note,
144A,
5.00%, 6/01/24	United States	1,000,000	1,047,500
5.25%, 6/01/26	United States	1,000,000	1,060,000
[c] Rivers Pittsburgh Borrower LP/Finance Corp., secured note, 144A, 6.125%, 8/15/21	United States	600,000	621,000
[c] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%,
3/01/25	United States	1,600,000	1,618,000
[c] Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Macau	1,200,000	1,218,000
			13,352,928
Diversified Financials 4.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior note, 4.625%,
10/30/20	Netherlands	1,700,000	1,784,448
7/01/22	Netherlands	1,000,000	1,054,815
Deutsche Bank AG, sub. bond, 4.296% to 5/24/23, FRN thereafter, 5/24/28	Germany	1,300,000	1,129,083
[c] Hilton Domestic Operating Co. Inc., first lien, senior note, 144A, 4.25%, 9/01/24	United States	1,600,000	1,640,000
[c] Lincoln Finance Ltd., senior secured note, 144A, 7.375%, 4/15/21	Netherlands	2,500,000	2,706,250
[c] MSCI Inc., senior note, 144A, 4.75%, 8/01/26	United States	1,700,000	1,725,500
Navient Corp., senior note,
6.625%, 7/26/21	United States	1,100,000	1,111,000
7.25%, 9/25/23	United States	2,000,000	1,998,760
			13,149,856
Energy 12.0%
California Resources Corp.,
[c] secured note, second lien, 144A, 8.00%, 12/15/22	United States	2,155,000	1,443,850
senior bond, 6.00%, 11/15/24	United States	66,000	31,845
senior note, 5.50%, 9/15/21	United States	20,000	10,700
Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note,
7.75%, 4/15/23	United States	1,500,000	1,207,500
[c] 144A, 11.50%, 1/15/21	United States	600,000	690,000
CGG SA, senior note, 6.875%, 1/15/22	France	2,100,000	1,060,500
[g,h] CHC Helicopter SA,
senior note, 9.375%, 6/01/21	Canada	260,000	50,700
senior secured note, first lien, 9.25%, 10/15/20	Canada	2,700,000	1,323,000
[c] Cheniere Corpus Christi Holdings LLC, senior secured note, 144A, 7.00%, 6/30/24	United States	1,000,000	1,085,000
[c] Chesapeake Energy Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States	130,000	131,950
CONSOL Energy Inc., senior note,
5.875%, 4/15/22	United States	1,100,000	1,017,500
8.00%, 4/01/23	United States	1,800,000	1,755,000
CSI Compressco LP/CSI Compressco Finance Inc., senior note, 7.25%, 8/15/22	United States	700,000	665,000
Energy Transfer Equity LP,
senior note, first lien, 7.50%, 10/15/20	United States	2,600,000	2,866,500
senior secured bond, first lien, 5.875%, 1/15/24	United States	400,000	417,000
senior secured bond, first lien, 5.50%, 6/01/27	United States	500,000	500,000
[g,h] Energy XXI Gulf Coast Inc., senior note,
7.50%, 12/15/21	United States	1,000,000	100,000
6.875%, 3/15/24	United States	500,000	50,000
[c,h] EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	2,500,000	1,312,500

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)
[g,h] EPL Oil & Gas Inc., senior note, 8.25%, 2/15/18	United States	1,400,000		199,500
Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.75%, 6/15/23	United States	2,400,000		2,124,000
[d,g] Goodrich Petroleum Corp., secured note, second lien, 144A, 8.875%, 3/15/18	United States	1,250	[j]	331,431
[c,g,h] Linn Energy LLC/Finance Corp., senior secured note, second lien, 144A, 12.00%,
12/15/16	United States	1,800,000		882,000
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%,
2/15/21	United States	1,100,000		1,039,500
[g] Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/16	United States	1,500,000		18,750
[c] Murray Energy Corp., secured note, second lien, 144A, 11.25%, 4/15/21	United States	1,200,000		696,000
[c,g] Peabody Energy Corp., senior secured note, second lien, 144A, 10.00%, 3/15/22	United States	2,100,000		861,000
QEP Resources Inc., senior bond,
5.375%, 10/01/22	United States	1,000,000		997,500
5.25%, 5/01/23	United States	1,500,000		1,485,000
Sabine Pass Liquefaction LLC,
first lien, 5.625%, 2/01/21	United States	2,400,000		2,565,000
first lien, 5.625%, 4/15/23	United States	900,000		965,250
senior secured note, first lien, 5.75%, 5/15/24	United States	200,000		216,250
Sanchez Energy Corp., senior note,
7.75%, 6/15/21	United States	1,800,000		1,593,000
6.125%, 1/15/23	United States	1,000,000		807,500
Weatherford International Ltd., senior note,
7.75%, 6/15/21	United States	1,000,000		993,750
8.25%, 6/15/23	United States	1,300,000		1,290,250
WPX Energy Inc., senior note, 8.25%, 8/01/23	United States	1,000,000		1,082,080
				33,866,306
Food, Beverage & Tobacco 2.2%
Cott Beverages Inc., senior note, 6.75%, 1/01/20	United States	1,100,000		1,150,875
[c] Dole Food Co. Inc., senior secured note, 144A, 7.25%, 5/01/19	United States	500,000		508,750
[c] JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	1,500,000		1,500,000
senior note, 144A, 8.25%, 2/01/20	United States	1,000,000		1,036,250
[c] Post Holdings Inc.,
senior bond, 144A, 5.00%, 8/15/26	United States	1,650,000		1,645,875
senior note, 144A, 6.00%, 12/15/22	United States	300,000		318,000
				6,159,750
Health Care Equipment & Services 5.2%
Acadia Healthcare Co. Inc., senior note, 6.50%, 3/01/24	United States	700,000		735,000
Alere Inc., senior sub. note, 6.50%, 6/15/20	United States	200,000		201,000
CHS/Community Health Systems Inc., senior note,
7.125%, 7/15/20	United States	700,000		654,150
6.875%, 2/01/22	United States	2,300,000		1,989,500
DaVita Inc., senior bond, 5.125%, 7/15/24	United States	2,000,000		2,043,750
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	1,000,000		1,067,500
senior bond, 5.375%, 2/01/25	United States	1,500,000		1,550,625
senior secured note, first lien, 5.00%, 3/15/24	United States	2,300,000		2,443,750
[c] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	400,000		431,000
Tenet Healthcare Corp., senior note,
5.00%, 3/01/19	United States	200,000		197,500
8.125%, 4/01/22	United States	3,000,000		3,015,000
6.75%, 6/15/23	United States	300,000		279,750
				14,608,525
Materials 13.6%
ArcelorMittal, senior note,
6.50%, 3/01/21	France	1,900,000		2,113,389
6.125%, 6/01/25	France	700,000		766,500
[c,j] ARD Finance SA, senior secured note, 144A, PIK, 7.125%, 9/15/23	Luxembourg	200,000		200,000
[c] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A,
7.00%, 11/15/20	Luxembourg	176,471		183,309
6.75%, 1/31/21	Luxembourg	300,000		312,000
6.00%, 6/30/21	Luxembourg	1,900,000		1,971,250
[c] Axalta Coating Systems LLC, senior note, 144A, 4.875%, 8/15/24	Netherlands	700,000		718,813
[c] Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	1,600,000		1,532,000
[c] BlueScope Steel Ltd./BlueScope Steel Finance, senior note, 144A, 7.125%, 5/01/18	Australia	738,000		760,140

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

[c] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Mexico	1,700,000	1,739,057
[c] Cemex SAB de CV, senior secured bond, first lien, 144A, 6.125%, 5/05/25	Mexico	1,400,000	1,437,989
The Chemours Co.,
senior bond, 7.00%, 5/15/25	United States	500,000	493,750
senior note, 6.625%, 5/15/23	United States	1,800,000	1,768,500
[c] CVR Partners LP/CVR Nitrogen Finance Corp., 144A, 9.25%, 6/15/23	United States	2,000,000	1,940,000
[c] Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	1,600,000	1,619,200
[c] First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	2,000,000	1,860,000
7.00%, 2/15/21	Canada	1,836,000	1,666,170
[c] NOVA Chemicals Corp., senior bond, 144A, 5.00%, 5/01/25	Canada	2,000,000	2,030,000
[c] Novelis Corp., senior note, 144A, 6.25%, 8/15/24	United States	2,500,000	2,662,500
[c] Owens-Brockway Glass Container Inc., senior note, 144A,
5.00%, 1/15/22	United States	1,400,000	1,489,250
5.875%, 8/15/23	United States	600,000	645,375
[c] Platform Specialty Products Corp., senior note, 144A,
10.375%, 5/01/21	United States	300,000	324,750
6.50%, 2/01/22	United States	1,500,000	1,466,250
[c] Rain CII Carbon LLC/CII Carbon Corp., second lien, 144A, 8.25%, 1/15/21	United States	1,200,000	1,176,000
[c] Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer
Luxembourg SA,
first lien, 144A, 5.125%, 7/15/23	United States	1,700,000	1,757,375
senior note, 144A, 7.00%, 7/15/24	United States	2,000,000	2,148,750
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24	United States	800,000	840,000
senior note, 5.125%, 10/01/21	United States	800,000	835,000
[c] Summit Materials LLC/Summit Materials Finance Corp., senior note, 144A, 8.50%,
4/15/22	United States	1,800,000	1,971,000
			38,428,317
Media 10.4%
[c] Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%, 5/15/26	United States	2,000,000	2,070,000
AMC Networks Inc., senior note, 5.00%, 4/01/24	United States	1,500,000	1,513,125
CCO Holdings LLC/CCO Holdings Capital Corp., senior bond,
5.25%, 9/30/22	United States	1,000,000	1,047,500
[c] 144A, 5.375%, 5/01/25	United States	800,000	841,000
[c] 144A, 5.75%, 2/15/26	United States	500,000	531,250
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	1,000,000	1,046,250
senior sub. note, 7.625%, 3/15/20	United States	1,100,000	1,095,875
CSC Holdings LLC,
[c] senior bond, 144A, 5.50%, 4/15/27	United States	500,000	512,500
senior note, 6.75%, 11/15/21	United States	1,500,000	1,590,000
senior note, 5.25%, 6/01/24	United States	1,000,000	952,500
DISH DBS Corp., senior note, 5.875%, 11/15/24	United States	3,500,000	3,469,375
Gannett Co. Inc.,
senior bond, 6.375%, 10/15/23	United States	2,000,000	2,157,500
senior note, 5.125%, 7/15/20	United States	500,000	516,875
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	2,500,000	1,871,875
senior secured note, first lien, 9.00%, 9/15/22	United States	700,000	510,125
[c] Nextstar Escrow Corp., senior note, 144A, 5.625%, 8/01/24	United States	700,000	707,000
[c] Radio One Inc., senior sub. note, 144A, 9.25%, 2/15/20	United States	800,000	750,000
[c] Sirius XM Radio Inc., senior bond, 144A, 6.00%, 7/15/24	United States	2,500,000	2,671,875
[c] Virgin Media Finance PLC, senior bond, 144A, 6.375%, 4/15/23	United Kingdom	1,700,000	1,793,500
[c] Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%,
1/15/25	United Kingdom	1,100,000	1,128,875
[c] WMG Acquisition Corp., senior note, 144A, 5.625%, 4/15/22	United States	2,500,000	2,596,875
			29,373,875
Pharmaceuticals, Biotechnology & Life Sciences 3.5%
[c] Concordia International Corp., senior note, 144A, 7.00%, 4/15/23	Canada	1,300,000	838,500
[c] Endo Finance LLC/Endo Ltd./Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	1,500,000	1,333,125
senior note, 144A, 6.00%, 7/15/23	United States	700,000	640,500
Horizon Pharma Inc., senior note, 6.625%, 5/01/23	United States	2,500,000	2,350,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)
[c] Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior note, 144A,
6.375%, 8/01/23	United States	900,000	938,250
[c] Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	700,000	604,625
senior note, 144A, 5.625%, 12/01/21	United States	300,000	269,250
[c] Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20	United States	3,000,000	2,827,500
			9,801,750
Real Estate 1.2%
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	2,800,000	2,950,500
MPT Operating Partnership LP/MPT Finance Corp., senior bond, 5.25%, 8/01/26	United States	500,000	520,000
			3,470,500
Retailing 1.7%
Netflix Inc., senior bond, 5.875%, 2/15/25	United States	1,900,000	2,066,250
[c] PetSmart Inc., senior note, 144A, 7.125%, 3/15/23	United States	2,600,000	2,736,500
			4,802,750
Semiconductors & Semiconductor Equipment 0.7%
[c] Microsemi Corp., senior note, 144A, 9.125%, 4/15/23	United States	700,000	801,500
Qorvo Inc., senior bond, 7.00%, 12/01/25	United States	1,200,000	1,306,500
			2,108,000
Software & Services 3.2%
[c] BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	3,000,000	2,737,500
[c] First Data Corp.,
second lien, 144A, 5.75%, 1/15/24	United States	2,900,000	2,990,625
senior note, 144A, 7.00%, 12/01/23	United States	700,000	742,000
Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	2,500,000	2,543,750
			9,013,875
Technology Hardware & Equipment 3.0%
[c] Blackboard Inc., senior note, 144A, 7.75%, 11/15/19	United States	2,000,000	2,000,000
[c] CommScope Technologies Finance LLC, senior bond, 144A, 6.00%, 6/15/25	United States	1,600,000	1,714,000
[c] Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
senior note, 144A, 5.875%, 6/15/21	United States	300,000	318,878
senior note, 144A, 7.125%, 6/15/24	United States	300,000	330,144
senior secured bond, first lien, 144A, 5.45%, 6/15/23	United States	700,000	750,752
senior secured bond, first lien, 144A, 6.02%, 6/15/26	United States	500,000	549,461
[c] Western Digital Corp., senior note, 144A, 10.50%, 4/01/24	United States	2,400,000	2,793,000
			8,456,235
Telecommunication Services 9.3%
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	300,000	313,125
senior note, 6.45%, 6/15/21	United States	400,000	430,500
senior note, 5.80%, 3/15/22	United States	2,500,000	2,571,875
[c] Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	1,500,000	1,298,550
[c] Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	2,200,000	1,954,205
[c] Hughes Satellite Systems Corp., senior bond, 144A, 6.625%, 8/01/26	United States	2,400,000	2,322,000
Intelsat Jackson Holdings SA,
senior bond, 5.50%, 8/01/23	Luxembourg	1,500,000	1,046,250
senior note, 7.50%, 4/01/21	Luxembourg	3,800,000	2,888,000
Sprint Communications Inc., senior note,
8.375%, 8/15/17	United States	1,500,000	1,561,875
[c] 144A, 9.00%, 11/15/18	United States	2,500,000	2,765,625
Sprint Corp., senior bond,
7.875%, 9/15/23	United States	500,000	507,500
7.125%, 6/15/24	United States	500,000	490,000
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	900,000	977,013
senior bond, 6.375%, 3/01/25	United States	1,600,000	1,744,000
senior note, 6.542%, 4/28/20	United States	1,000,000	1,035,000
senior note, 6.00%, 4/15/24	United States	600,000	643,500
[c] Wind Acquisition Finance SA,
secured note, second lien, 144A, 7.375%, 4/23/21	Italy	3,000,000	3,141,690

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

senior secured note, first lien, 144A, 4.75%, 7/15/20	Italy	500,000	508,750
			26,199,458
Transportation 1.5%
[c] Florida East Coast Holdings Corp.,
secured note, first lien, 144A, 6.75%, 5/01/19	United States	900,000	927,000
senior note, 144A, 9.75%, 5/01/20	United States	500,000	456,250
[c] Stena International SA, senior secured bond, first lien, 144A, 5.75%, 3/01/24	Sweden	1,100,000	920,563
[c] XPO Logistics Inc., senior note, 144A, 6.125%, 9/01/23	United States	2,000,000	2,060,000
			4,363,813
Utilities 4.6%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	1,700,000	1,683,000
senior note, 5.375%, 1/15/23	United States	1,300,000	1,301,625
[c] senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	400,000	424,500
Dynegy Inc., senior bond, 7.625%, 11/01/24	United States	2,000,000	1,974,000
[c] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	3,000,000	2,550,000
NRG Yield Operating LLC, senior bond,
5.375%, 8/15/24	United States	2,000,000	2,065,000
[c] 144A, 5.00%, 9/15/26	United States	1,600,000	1,572,000
Talen Energy Supply LLC, senior bond, 6.50%, 6/01/25	United States	700,000	565,250
[c,g] Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	United States	2,500,000	764,062
			12,899,437
Total Corporate Bonds (Cost $289,277,626)			274,923,304
		Shares
Escrows and Litigation Trusts 0.0%†
[a,d] NewPage Corp., Litigation Trust	United States	2,500,000	—
[a] Penn Virginia Corp., Litigation Trust	United States	1,200,000	21,000
Total Escrows and Litigation Trusts (Cost $—)			21,000
Total Investments before Short Term Investments (Cost $295,040,463)			276,815,960
		Principal Amount*
Short Term Investments (Cost $2,358,964) 0.8%
Repurchase Agreements 0.8%
[k] Joint Repurchase Agreement, 0.463%, 10/03/16 (Maturity Value $2,359,055)	United States	2,358,964	2,358,964
BNP Paribas Securities Corp. (Maturity Value $960,112)
Deutsche Bank Securities Inc. (Maturity Value $414,840)
HSBC Securities (USA) Inc. (Maturity Value $960,112)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $23,991)
Collateralized by U.S. Government Agency Securities, 1.00% - 5.375%,
3/08/17 - 8/12/21; [l]U.S. Treasury Bill, 10/06/16 - 8/17/17;
U.S. Treasury Bond, 7.50% - 8.875%, 11/15/16 - 2/15/21; and
U.S. Treasury Note, 0.338% - 4.625%, 10/31/16 - 6/30/21
(valued at $2,406,837)
Total Investments (Cost $297,399,427) 98.8%			279,174,924

Other Assets, less Liabilities 1.2%			3,402,370
Net Assets 100.0%			$282,577,294

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 7 regarding restricted securities.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2016, the aggregate value of these securities was $140,591,155, representing 49.8% of net assets.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, September 30, 2016 (unaudited) (continued)
d Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2016, the aggregate value of these securities was $583,049, representing 0.2% of net assets.
e Perpetual security with no stated maturity date.
f Security purchased on a when-issued basis.
g Defaulted security or security for which income has been deemed uncollectible.
h At September 30, 2016, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
i Principal amount is stated in 1,000 Units.
j Income may be received in additional securities and/or cash.
k Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2016, all repurchase agreements had been entered into on that date.
l The security was issued on a discount basis with no stated coupon rate.

ABBREVIATIONS
Selected Portfolio

FRN	-	Floating Rate Note
PIK	-	Payment-In-Kind

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited)

Franklin Income VIP Fund	Country	Shares	Value
Common Stocks 45.6%
Consumer Discretionary 3.4%
Ford Motor Co.	United States	4,643,943	$56,052,392
General Motors Co.	United States	2,224,426	70,670,014
Nordstrom Inc.	United States	200,000	10,376,000
Target Corp.	United States	939,100	64,497,388
			201,595,794
Consumer Staples 2.1%
Anheuser-Busch InBev SA/NV, ADR	Belgium	250,000	32,852,500
The Coca-Cola Co.	United States	650,000	27,508,000
PepsiCo Inc.	United States	584,000	63,521,680
			123,882,180
Energy 7.6%
Anadarko Petroleum Corp.	United States	600,000	38,016,000
BP PLC, ADR	United Kingdom	1,800,000	63,288,000
Chevron Corp.	United States	1,055,000	108,580,600
[a,b] Halcon Resources Corp.	United States	74,398	612,723
Occidental Petroleum Corp.	United States	436,000	31,793,120
[a] PetroQuest Energy Inc.	United States	36,128	125,003
[a,b] Rex Energy Corp.	United States	75,000	43,431
Royal Dutch Shell PLC, A, ADR	United Kingdom	3,021,748	151,298,922
Total SA, B, ADR	France	1,192,900	56,901,330
[a] W&T Offshore Inc.	United States	3,829,500	6,739,920
			457,399,049
Financials 4.4%
HSBC Holdings PLC	United Kingdom	5,000,000	37,521,460
JPMorgan Chase & Co.	United States	585,100	38,961,809
MetLife Inc.	United States	1,245,108	55,320,148
Morgan Stanley	United States	500,000	16,030,000
U.S. Bancorp	United States	1,000,000	42,890,000
Wells Fargo & Co.	United States	1,700,000	75,276,000
			265,999,417
Health Care 4.9%
AstraZeneca PLC	United Kingdom	1,000,000	64,889,367
Eli Lilly & Co.	United States	764,800	61,382,848
Pfizer Inc.	United States	2,638,975	89,382,083
Roche Holding AG	Switzerland	136,500	33,866,783
Sanofi, ADR	France	1,208,292	46,144,672
			295,665,753
Industrials 5.6%
[a,c] CEVA Holdings LLC	United States	13,012	4,554,291
Deere & Co.	United States	600,000	51,210,000
General Electric Co.	United States	3,976,200	117,775,044
Republic Services Inc.	United States	527,300	26,602,285
Union Pacific Corp.	United States	650,000	63,394,500
United Technologies Corp.	United States	700,000	71,120,000
			334,656,120
Information Technology 6.0%
Analog Devices Inc.	United States	400,000	25,780,000
Apple Inc.	United States	915,317	103,476,587
[a] First Data Corp., A	United States	1,500,000	19,740,000
Intel Corp.	United States	1,727,000	65,194,250
Microsoft Corp.	United States	1,683,500	96,969,600
QUALCOMM Inc.	United States	700,000	47,950,000
			359,110,437
Materials 3.3%
BASF SE	Germany	387,500	33,143,814
The Dow Chemical Co.	United States	1,525,700	79,077,031

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

The Mosaic Co.	United States	1,100,000	26,906,000
Rio Tinto PLC, ADR	United Kingdom	1,800,000	60,120,000
			199,246,845
Real Estate 0.4%
Host Hotels & Resorts Inc.	United States	1,500,000	23,355,000
Telecommunication Services 1.5%
BCE Inc.	Canada	466,000	21,513,155
Telstra Corp. Ltd.	Australia	3,946,331	15,649,369
Verizon Communications Inc.	United States	1,075,000	55,878,500
			93,041,024
Utilities 6.4%
Dominion Resources Inc.	United States	1,000,000	74,270,000
Duke Energy Corp.	United States	702,500	56,228,100
Great Plains Energy Inc.	United States	777,900	21,228,891
PG&E Corp.	United States	935,300	57,212,301
PPL Corp.	United States	250,000	8,642,500
Public Service Enterprise Group Inc.	United States	923,500	38,666,945
Sempra Energy	United States	368,300	39,478,077
The Southern Co.	United States	1,062,100	54,485,730
Xcel Energy Inc.	United States	810,964	33,363,059
			383,575,603
Total Common Stocks (Cost $2,379,203,666)			2,737,527,222
Equity-Linked Securities 5.5%
Consumer Discretionary 1.4%
[d] Morgan Stanley into Ford Motors, 8.50%, 144A	United States	2,485,000	30,901,969
[d] Royal Bank of Canada into Target Corp., 6.00%, 144A	United States	700,000	48,909,350
			79,811,319
Energy 0.3%
[d] Wells Fargo Bank National Assn. into Halliburton Co., 8.00%, 144A	United States	435,000	19,535,502
Financials 0.5%
[d] Citigroup Inc. into Bank of America Corp., 7.50%, 144A	United States	2,100,000	31,439,310
Health Care 0.5%
[d] JPMorgan Chase & Co. into Merck & Co. Inc., 6.25%, 144A	United States	500,000	30,021,300
Information Technology 2.8%
[d] JPMorgan Chase & Co. into Oracle Corp., 6.00%, 144A	United States	700,000	28,031,850
[d] Royal Bank of Canada into Texas Instruments Inc., 6.00%, 144A	United States	725,000	48,356,775
[d] Wells Fargo & Co. into Intel Corp., 7.00%, 144A	United States	1,700,000	60,616,900
[d] Wells Fargo Bank National Assn. into Cisco Systems Inc., 7.25%, 144A	United States	1,050,000	31,746,015
			168,751,540
Total Equity-Linked Securities (Cost $324,814,100)			329,558,971
Convertible Preferred Stocks 2.8%
Financials 1.1%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	34,600	42,241,064
[a] FNMA, 5.375%, cvt. pfd.	United States	475	5,462,500
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	15,000	19,629,000
			67,332,564
Health Care 0.5%
Allergan PLC, 5.50%, cvt. pfd.	United States	9,500	7,805,485
Teva Pharmaceutical Industries Ltd., 7.00%, cvt. pfd.	Israel	25,000	20,332,730
			28,138,215
Industrials 0.1%
[a,c] CEVA Holdings LLC, cvt. pfd., A-1	United States	397	198,500
[a,c] CEVA Holdings LLC, cvt. pfd., A-2	United States	14,711	5,148,815
			5,347,315
Materials 0.2%
Alcoa Inc., 5.375%, cvt. pfd.	United States	432,800	14,148,232
Real Estate 0.1%
FelCor Lodging Trust Inc., 7.80%, cvt. pfd., A	United States	150,325	3,759,628

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)
Utilities 0.8%
Dominion Resources Inc., 6.375%, cvt. pfd., A	United States	162,000	8,061,120
[a] Great Plains Energy Inc., 7.00%, cvt. pfd.	United States	216,000	11,121,840
NextEra Energy Inc., 6.371%, cvt. pfd.	United States	500,000	29,520,000
			48,702,960
Total Convertible Preferred Stocks (Cost $196,246,264)			167,428,914
Preferred Stocks (Cost $4,945,000) 0.1%
Financials 0.1%
Morgan Stanley, 6.375%, pfd., I	United States	197,800	5,512,686
		Principal Amount*
Convertible Bonds 0.6%
Energy 0.6%
Cobalt International Energy Inc., cvt., senior bond, 3.125%, 5/15/24	United States	10,000,000	3,900,000
[e] Stone Energy Corp., cvt., senior note, 1.75%, 3/01/17	United States	13,507,000	8,011,340
Weatherford International Ltd., cvt., senior note, 5.875%, 7/01/21	United States	22,000,000	24,736,250
Total Convertible Bonds (Cost $42,958,710)			36,647,590
Corporate Bonds 34.4%
Consumer Discretionary 4.4%
[d] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	500,000	408,750
[d] Altice Luxembourg SA, senior secured note, 144A, 7.75%, 5/15/22	Luxembourg	3,000,000	3,213,750
CCO Holdings LLC/CCO Holdings Capital Corp., senior bond,
5.125%, 2/15/23	United States	10,000,000	10,450,000
[d] 144A, 5.75%, 2/15/26	United States	4,100,000	4,356,250
[d] CSC Holdings LLC, senior bond, 144A,
10.875%, 10/15/25	United States	13,000,000	15,242,500
5.50%, 4/15/27	United States	8,000,000	8,200,000
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	35,000,000	34,125,000
[d] senior bond, 144A, 7.75%, 7/01/26	United States	15,000,000	15,975,000
senior note, 5.875%, 7/15/22	United States	40,000,000	41,300,000
senior note, 5.875%, 11/15/24	United States	9,400,000	9,317,750
Dollar General Corp., senior bond, 3.25%, 4/15/23	United States	1,200,000	1,241,035
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	11,300,000	11,623,237
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	19,400,000	14,525,750
senior secured note, first lien, 9.00%, 12/15/19	United States	18,000,000	14,310,000
[d] International Game Technology PLC,
senior secured bond, 144A, 6.50%, 2/15/25	United States	8,500,000	9,201,250
senior secured note, 144A, 6.25%, 2/15/22	United States	8,500,000	9,095,000
KB Home, senior bond, 7.50%, 9/15/22	United States	6,500,000	7,085,000
[d] PetSmart Inc., senior note, 144A, 7.125%, 3/15/23	United States	3,000,000	3,157,500
[d] Shea Homes LP/Shea Homes Funding Corp.,
senior bond, 144A, 6.125%, 4/01/25	United States	10,000,000	10,000,000
senior note, 144A, 5.875%, 4/01/23	United States	5,000,000	5,025,000
[d] Sirius XM Radio Inc., senior bond, 144A, 6.00%, 7/15/24	United States	7,500,000	8,015,625
[d] Univision Communications Inc., senior secured note, first lien, 144A, 5.125%,
5/15/23	United States	10,000,000	10,175,000
2/15/25	United States	7,140,000	7,211,400
[d] Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%,
1/15/25	United Kingdom	7,000,000	7,183,750
[d] Ziggo Secured Finance BV, secured bond, 144A, 5.50%, 1/15/27	Netherlands	7,500,000	7,497,225
			267,935,772
Consumer Staples 0.2%
Cott Beverages Inc., senior note, 5.375%, 7/01/22	United States	2,500,000	2,584,375
[d] JBS USA LLC/Finance Inc., senior note, 144A, 7.25%, 6/01/21	United States	12,500,000	12,906,250
			15,490,625
Energy 6.6%
Antero Resources Corp., senior note, 5.375%, 11/01/21	United States	5,000,000	5,087,500
Bill Barrett Corp., senior note,
7.625%, 10/01/19	United States	30,000,000	25,950,000
7.00%, 10/15/22	United States	17,937,000	13,946,017

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)
Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note, 6.50%,
4/15/21	United States	9,500,000	7,813,750
Chesapeake Energy Corp.,
[d] secured note, second lien, 144A, 8.00%, 12/15/22	United States	47,500,000	48,212,500
senior bond, 6.125%, 2/15/21	United States	5,000,000	4,575,000
senior note, 7.25%, 12/15/18	United States	10,000,000	10,200,000
[f] senior note, FRN, 3.93%, 4/15/19	United States	14,000,000	13,160,000
[d] Denbury Resources Inc., senior secured note, 144A, 9.00%, 5/15/21	United States	7,200,000	7,578,000
[d,e,g] Energy XXI Gulf Coast Inc., senior secured note, second lien, 144A, 11.00%, 3/15/20	United States	26,516,000	10,738,980
[d,e] EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	6,800,000	3,570,000
Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.50%, 5/01/21	United States	5,000,000	4,600,000
[d] Halcon Resources Corp., secured note, second lien, 144A, 8.625%, 2/01/20	United States	9,000,000	9,067,500
Kinder Morgan Inc.,
senior note, MTN, 7.75%, 1/15/32	United States	22,000,000	26,701,268
[d] senior secured bond, first lien, 144A, 5.625%, 11/15/23	United States	7,000,000	7,744,184
[d] McDermott International Inc., second lien, 144A, 8.00%, 5/01/21	United States	12,592,000	11,978,140
[d] NGPL PipeCo LLC, secured note, 144A, 7.119%, 12/15/17	United States	3,750,000	3,937,500
[d,h] Petroquest Energy Inc., secured note, second lien, 144A, PIK, 10.00%, 2/15/21	United States	1,653,000	1,089,890
Rex Energy Corp., second lien, 1.00% to 10/01/17, 8.00% thereafter, 10/01/20	United States	5,000,000	2,800,000
[d] Sabine Pass Liquefaction LLC, senior secured bond, 144A,
5.875%, 6/30/26	United States	15,000,000	16,359,375
5.00%, 3/15/27	United States	12,200,000	12,535,500
Sanchez Energy Corp., senior note, 7.75%, 6/15/21	United States	27,000,000	23,895,000
[e] Stone Energy Corp., senior bond, 7.50%, 11/15/22	United States	26,905,000	15,470,375
Transocean Inc.,
senior bond, 5.05%, 10/15/22	United States	8,000,000	6,326,560
[d] senior note, 144A, 9.00%, 7/15/23	United States	10,000,000	9,775,000
[d,h] W&T Offshore Inc.,
second lien, 144A, PIK, 9.00%, 5/15/20	United States	10,125,000	5,782,163
senior secured note, third lien, 144A, PIK, 8.50%, 6/15/21	United States	9,000,000	3,443,003
Weatherford International Ltd., senior note,
5.125%, 9/15/20	United States	17,500,000	16,187,500
[i] 7.75%, 6/15/21	United States	30,000,000	29,812,500
[i] 4.50%, 4/15/22	United States	9,900,000	8,415,000
[i] 8.25%, 6/15/23	United States	27,500,000	27,293,750
			394,045,955
Financials 3.3%
[j] Bank of America Corp., junior sub. bond,
AA, 6.10% to 3/17/25, FRN thereafter, Perpetual	United States	8,000,000	8,340,000
M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	5,000,000	5,134,375
[j] Citigroup Inc., junior sub. bond,
5.35% to 5/15/23, FRN thereafter, Perpetual	United States	10,000,000	9,912,500
5.90% to 2/15/23, FRN thereafter, Perpetual	United States	12,500,000	12,968,750
5.95% to 1/30/23, FRN thereafter, Perpetual	United States	4,500,000	4,667,310
M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	16,800,000	17,241,000
O, 5.875% to 3/27/20, FRN thereafter, Perpetual	United States	25,000,000	25,281,250
Q, 5.95% to 8/15/20, FRN thereafter, Perpetual	United States	10,000,000	10,200,450
iStar Inc., senior note, 5.00%, 7/01/19	United States	3,500,000	3,503,955
[j] JPMorgan Chase & Co., junior sub. bond,
I, 7.90% to 4/30/19, FRN thereafter, Perpetual	United States	50,000,000	51,437,500
R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	3,200,000	3,348,000
V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	10,000,000	9,887,500
[j] Morgan Stanley, junior sub. bond, 5.55% to 7/15/20, FRN thereafter, Perpetual	United States	7,300,000	7,464,250
Navient Corp., senior note, 6.125%, 3/25/24	United States	5,000,000	4,681,250
[d] OneMain Financial Holdings Inc., senior note, 144A,
6.75%, 12/15/19	United States	10,000,000	10,572,500
7.25%, 12/15/21	United States	5,000,000	5,287,500
[j] Wells Fargo & Co., junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter, Perpetual	United States	7,900,000	8,196,250
			198,124,340
Health Care 6.5%
CHS/Community Health Systems Inc., senior note,
8.00%, 11/15/19	United States	55,300,000	54,470,500
7.125%, 7/15/20	United States	25,000,000	23,362,500
6.875%, 2/01/22	United States	33,500,000	28,977,500

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)
[d] Concordia International Corp., senior note, 144A,
9.50%, 10/21/22	Canada	5,000,000	3,487,500
7.00%, 4/15/23	Canada	2,500,000	1,612,500
DaVita Inc., senior bond, 5.125%, 7/15/24	United States	5,000,000	5,109,375
[d] Endo Finance LLC, senior note, 144A, 5.75%, 1/15/22	United States	22,500,000	20,981,250
[d] Endo Finance LLC/Endo Ltd./Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	10,000,000	8,887,500
senior note, 144A, 6.00%, 7/15/23	United States	15,000,000	13,725,000
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	7,500,000	8,006,250
senior note, 7.50%, 2/15/22	United States	25,000,000	28,750,000
senior secured bond, first lien, 5.25%, 4/15/25	United States	5,000,000	5,343,750
senior secured note, first lien, 5.00%, 3/15/24	United States	10,400,000	11,050,000
Mallinckrodt International Finance SA, senior bond, 4.75%, 4/15/23	United States	5,000,000	4,525,000
[d] Mallinckrodt International Finance SA/Mallinckrodt CB LLC, senior note, 144A,
5.75%, 8/01/22	United States	14,200,000	14,075,750
5.625%, 10/15/23	United States	10,000,000	9,625,000
5.50%, 4/15/25	United States	10,000,000	9,550,000
Tenet Healthcare Corp., senior note,
5.00%, 3/01/19	United States	10,000,000	9,875,000
8.125%, 4/01/22	United States	35,000,000	35,175,000
6.75%, 6/15/23	United States	33,200,000	30,959,000
[d] Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	9,400,000	8,119,250
senior note, 144A, 6.75%, 8/15/18	United States	13,325,000	13,458,250
senior note, 144A, 5.375%, 3/15/20	United States	17,000,000	15,810,000
senior note, 144A, 5.875%, 5/15/23	United States	12,500,000	10,867,875
[d] Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20	United States	7,500,000	7,068,750
[d] Vizient Inc., senior note, 144A, 10.375%, 3/01/24	United States	5,000,000	5,750,000
			388,622,500
Industrials 1.9%
The ADT Corp., senior note, 3.50%, 7/15/22	United States	10,500,000	10,158,750
[d] Bombardier Inc., senior bond, 144A,
6.125%, 1/15/23	Canada	5,000,000	4,462,500
7.50%, 3/15/25	Canada	11,000,000	10,175,000
[d] CEVA Group PLC, senior note, first lien, 144A, 4.00%, 5/01/18	United Kingdom	12,691,882	11,295,775
[d] Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24	United States	4,400,000	4,576,000
Hertz Corp., senior note, 6.75%, 4/15/19	United States	10,000,000	10,232,400
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	5,675,000	5,646,625
[d] Prime Security Services Borrower LLC/Prime Finance Inc., secured note, second lien,
144A, 9.25%, 5/15/23	United States	6,000,000	6,555,000
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	10,000,000	10,575,000
[d] senior sub. bond, 144A, 6.375%, 6/15/26	United States	6,200,000	6,463,500
senior sub. note, 6.00%, 7/15/22	United States	7,700,000	8,162,000
United Rentals North America Inc., senior bond, 6.125%, 6/15/23	United States	11,400,000	12,027,000
[d] XPO Logistics Inc., senior note, 144A, 6.50%, 6/15/22	United States	13,980,000	14,661,525
			114,991,075
Information Technology 3.4%
[d] BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	16,500,000	15,056,250
[d] CommScope Inc.,
senior bond, 144A, 5.50%, 6/15/24	United States	10,000,000	10,587,500
senior note, 144A, 5.00%, 6/15/21	United States	8,422,000	8,748,353
[d] Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
senior note, 144A, 5.875%, 6/15/21	United States	3,600,000	3,826,541
senior note, 144A, 7.125%, 6/15/24	United States	3,600,000	3,961,732
senior secured bond, first lien, 144A, 5.45%, 6/15/23	United States	21,100,000	22,629,792
senior secured bond, first lien, 144A, 6.02%, 6/15/26	United States	16,200,000	17,802,536
senior secured note, first lien, 144A, 4.42%, 6/15/21	United States	12,500,000	13,078,500
[d] First Data Corp.,
second lien, 144A, 5.75%, 1/15/24	United States	5,000,000	5,156,250
senior note, 144A, 7.00%, 12/01/23	United States	25,000,000	26,500,000
senior secured note, first lien, 144A, 5.375%, 8/15/23	United States	5,000,000	5,162,500
[d] Micron Technology Inc., senior secured note, 144A, 7.50%, 9/15/23	United States	5,000,000	5,566,200

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

[d] Microsemi Corp., senior note, 144A, 9.125%, 4/15/23	United States	5,500,000	6,297,500
NCR Corp., senior note,
5.00%, 7/15/22	United States	5,500,000	5,651,250
6.375%, 12/15/23	United States	7,000,000	7,437,500
[d] Western Digital Corp.,
senior note, 144A, 10.50%, 4/01/24	United States	30,000,000	34,912,500
senior secured note, 144A, 7.375%, 4/01/23	United States	10,000,000	11,000,000
			203,374,904
Materials 1.8%
[d] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A,
6.25%, 1/31/19	Luxembourg	7,500,000	7,696,875
4.625%, 5/15/23	Luxembourg	15,000,000	15,168,750
7.25%, 5/15/24	Luxembourg	10,200,000	10,939,500
[d] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Mexico	14,700,000	15,037,732
[d] First Quantum Minerals Ltd., senior note, 144A, 7.00%, 2/15/21	Canada	2,000,000	1,815,000
[d] FMG Resources (August 2006) Pty. Ltd., senior secured note, 144A, 9.75%, 3/01/22	Australia	27,000,000	31,328,370
[d] Platform Specialty Products Corp., senior note, 144A, 6.50%, 2/01/22	United States	3,500,000	3,421,250
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer
Luxembourg SA,
[d] first lien, 144A, 5.125%, 7/15/23	United States	4,300,000	4,445,125
senior note, 9.875%, 8/15/19	United States	3,476,000	3,584,625
[d] senior note, 144A, 7.00%, 7/15/24	United States	2,000,000	2,148,750
senior secured note, first lien, 6.875%, 2/15/21	United States	7,900,000	8,196,266
[d,f] senior secured note, first lien, 144A, FRN, 4.127%, 7/15/21	United States	7,600,000	7,733,000
			111,515,243
Real Estate 0.1%
Iron Mountain Inc., senior sub. bond, 5.75%, 8/15/24	United States	3,000,000	3,097,500
Telecommunication Services 3.6%
Frontier Communications Corp., senior note,
9.25%, 7/01/21	United States	7,400,000	8,001,250
10.50%, 9/15/22	United States	10,000,000	10,637,500
7.125%, 1/15/23	United States	7,800,000	7,312,500
Intelsat Jackson Holdings SA, senior bond, 5.50%, 8/01/23	Luxembourg	8,400,000	5,859,000
Sprint Capital Corp., senior note, 6.90%, 5/01/19	United States	13,500,000	14,040,000
Sprint Communications Inc.,
11.50%, 11/15/21	United States	30,000,000	34,650,000
senior note, 7.00%, 8/15/20	United States	7,500,000	7,575,000
[d] senior note, 144A, 9.00%, 11/15/18	United States	11,900,000	13,164,375
Sprint Corp.,
senior bond, 7.875%, 9/15/23	United States	37,500,000	38,062,500
senior bond, 7.125%, 6/15/24	United States	8,200,000	8,036,000
senior note, 7.625%, 2/15/25	United States	15,000,000	14,925,000
T-Mobile USA Inc.,
senior bond, 6.625%, 4/01/23	United States	15,000,000	16,162,500
senior note, 6.633%, 4/28/21	United States	7,500,000	7,921,875
[d] Telecom Italia SpA, senior note, 144A, 5.303%, 5/30/24	Italy	5,000,000	5,115,100
[d] Wind Acquisition Finance SA, secured note, second lien, 144A, 7.375%, 4/23/21	Italy	11,500,000	12,043,145
Zayo Group LLC/Zayo Capital Inc., senior note, 6.375%, 5/15/25	United States	10,000,000	10,687,500
			214,193,245
Utilities 2.6%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	15,000,000	14,850,000
senior note, 5.375%, 1/15/23	United States	19,500,000	19,524,375
senior note, 5.50%, 2/01/24	United States	13,000,000	12,902,500
[d] senior secured bond, 144A, 5.25%, 6/01/26	United States	15,000,000	15,225,000
Dynegy Inc., senior note,
6.75%, 11/01/19	United States	43,000,000	44,290,000
7.375%, 11/01/22	United States	20,000,000	19,850,000
5.875%, 6/01/23	United States	8,000,000	7,300,000
[d] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	25,000,000	21,250,000
			155,191,875
Total Corporate Bonds (Cost $2,006,083,339)			2,066,583,034

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)
[f] Senior Floating Rate Interests 3.3%
Consumer Discretionary 1.3%
Belk Inc., Closing Date Term Loan, 5.75%, 12/12/22	United States	24,875,000	22,709,532
iHeartCommunications Inc.,
Tranche D Term Loan, 7.274%, 1/30/19	United States	35,864,664	27,623,251
Tranche E Term Loan, 8.024%, 7/30/19	United States	13,142,769	10,111,717
Petco Animal Supplies Stores Inc., Term Loan B-1, 5.00%, 1/26/23	United States	14,925,000	15,082,548
			75,527,048
Energy 0.1%
W&T Offshore Inc., Second Lien Term Loan, 9.00%, 5/15/20	United States	11,000,000	6,985,000
Financials 0.7%
First Eagle Investment Management, Initial Term Loans, 4.838%, 12/01/22	United States	39,700,000	39,650,375
Health Care 0.3%
Vizient Inc., Initial Term Loan, 6.25%, 2/10/23	United States	17,597,059	17,817,022
Industrials 0.7%
CEVA Group PLC, Pre-Funded L/C, 6.50%, 3/19/21	United States	5,418,719	4,360,379
CEVA Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21	Netherlands	5,571,429	4,483,262
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21	Canada	960,591	773,457
CEVA Logistics U.S. Holdings Inc., U.S. Term Loan, 6.50%, 3/19/21	United States	7,684,729	6,183,809
Commercial Barge Line Co., Initial Term Loan, 9.75%, 11/12/20	United States	9,750,000	9,521,406
[k] Cortes NP Acquisition Corp., Term Loan B, 7.50%, 9/30/23	United States	11,400,000	11,400,000
Navistar Inc., Tranche B Term Loans, 6.50%, 8/07/20	United States	6,035,414	6,055,180
			42,777,493
Information Technology 0.1%
Western Digital Corp., Term Loan B-1, 4.50%, 4/29/23	United States	7,980,000	8,077,260
Materials 0.1%
FMG America Finance Inc. (Fortescue Metals Group), Loans, 3.75%, 6/30/19	Australia	7,126,609	7,127,721
Total Senior Floating Rate Interests (Cost $208,975,316)			197,961,919
		Shares
Escrows and Litigation Trusts (Cost $62,602) 0.0%
[a,c] Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	1,400,000	—
Total Investments before Short Term Investments (Cost $5,163,288,997)			5,541,220,336

Short Term Investments 7.9%
Money Market Funds (Cost $461,321,184) 7.7%
[a,l] Institutional Fiduciary Trust Money Market Portfolio	United States	461,321,184	461,321,184
Investments from Cash Collateral Received for Loaned Securities 0.2%
Money Market Funds (Cost $8,781,000) 0.2%
[a,l] Institutional Fiduciary Trust Money Market Portfolio	United States	8,781,000	8,781,000
		Principal Amount*
Repurchase Agreements (Cost $1,653,036) 0.0%†
[m] Joint Repurchase Agreement, 0.46%, 10/03/16 (Maturity Value $1,653,099)	United States	1,653,036	1,653,036
BNP Paribas Securities Corp.
Collateralized by [n]U.S. Treasury Bill, 11/17/16 - 9/09/49; U.S. Treasury Bond,
8.75%, 5/15/17 - 5/15/20; U.S. Treasury Note, 0.625% - 3.50%, 1/31/17 - 9/09/49;
and U.S. Treasury Strips, 11/15/17 - 8/15/21 (valued at $1,686,097)
Total Investments from Cash Collateral Received for Loaned Securities (Cost $10,434,036)			10,434,036
Total Investments (Cost $5,635,044,217) 100.2%			6,012,975,556
Other Assets, less Liabilities (0.2)%			(10,924,280)
Net Assets 100.0%			$6,002,051,276

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, September 30, 2016 (unaudited) (continued)
a Non-income producing.
b See Note 7 regarding restricted securities.
c Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2016, the aggregate value of these securities was $9,901,606, representing 0.2% of net assets.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2016, the aggregate value of these securities was $1,192,121,007, representing 19.9% of net assets.
e At September 30, 2016, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
f The coupon rate shown represents the rate at period end.
g Defaulted security or security for which income has been deemed uncollectible.
h Income may be received in additional securities and/or cash.
i A portion or all of the security is on loan at September 30, 2016.
j Perpetual security with no stated maturity date.
k Security purchased on a delayed delivery basis.
l See Note 10 regarding investments in affiliated management investment companies.
m Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2016, all repurchase agreements had been entered into on that date.
n The security was issued on a discount basis with no stated coupon rate.

ABBREVIATIONS
Selected Portfolio

ADR	-	American Depositary Receipt
FNMA	-	Federal National Mortgage Association
FRN	-	Floating Rate Note
L/C	-	Letter of Credit
MTN	-	Medium Term Note
PIK	-	Payment-In-Kind

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited)

Franklin Large Cap Growth VIP Fund	Shares	Value
Common Stocks 99.3%
Consumer Discretionary 13.6%
[a] Amazon.com Inc.	12,409	$10,390,180
[a] Charter Communications Inc., A	13,227	3,570,893
Delphi Automotive PLC (United Kingdom)	16,539	1,179,562
Lowe's Cos. Inc.	24,413	1,762,863
Newell Brands Inc.	33,305	1,753,841
NIKE Inc., B	41,227	2,170,602
[a] The Priceline Group Inc.	1,776	2,613,366
Starbucks Corp.	76,524	4,143,009
[a] Under Armour Inc., A	32,912	1,273,036
The Walt Disney Co.	33,871	3,145,261
		32,002,613
Consumer Staples 6.3%
Constellation Brands Inc., A	32,850	5,469,197
[a] Monster Beverage Corp.	30,592	4,491,212
Pinnacle Foods Inc.	34,844	1,748,123
[a] Post Holdings Inc.	13,967	1,077,833
Reynolds American Inc.	44,868	2,115,526
		14,901,891
Energy 3.0%
Anadarko Petroleum Corp.	42,990	2,723,847
[a] Diamondback Energy Inc.	19,893	1,920,470
Halliburton Co.	52,730	2,366,522
		7,010,839
Financials 6.2%
[a] Affiliated Managers Group Inc.	12,884	1,864,315
BlackRock Inc.	6,351	2,301,983
The Charles Schwab Corp.	106,917	3,375,370
Intercontinental Exchange Inc.	4,107	1,106,262
MarketAxess Holdings Inc.	6,988	1,157,143
Moody's Corp.	21,409	2,318,166
[a] Signature Bank	20,322	2,407,141
		14,530,380
Health Care 16.1%
[a,b] Acerta Pharma BV (Netherlands)	9,780,975	536,027
[a] Allergan PLC	32,506	7,486,457
[a] Biogen Inc.	9,724	3,043,904
[a] Celgene Corp.	79,073	8,265,501
[a] Edwards Lifesciences Corp.	41,620	5,017,707
[a] Envision Healthcare Holdings Inc.	53,238	1,185,610
Gilead Sciences Inc.	23,649	1,871,109
[a] Heron Therapeutics Inc.	58,452	1,007,128
[a] Illumina Inc.	7,156	1,299,959
[a] Incyte Corp.	16,260	1,533,155
Medtronic PLC	26,784	2,314,138
[a] Nevro Corp.	11,336	1,183,365
[a] Regeneron Pharmaceuticals Inc.	4,120	1,656,322
[a] Tesaro Inc.	15,957	1,599,530
		37,999,912
Industrials 4.9%
Allegiant Travel Co.	10,149	1,340,378
Fortive Corp.	11,961	608,815
General Electric Co.	80,230	2,376,413
Hexcel Corp.	26,191	1,160,261
[a] IHS Markit Ltd.	68,126	2,558,131
Raytheon Co.	16,862	2,295,424

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

Roper Technologies Inc.	7,010	1,279,115
		11,618,537
Information Technology 39.2%
[a] Adobe Systems Inc.	38,070	4,132,118
[a] Alibaba Group Holding Ltd., ADR (China)	11,015	1,165,277
[a] Alphabet Inc., A	7,970	6,408,358
[a] Alphabet Inc., C	4,970	3,863,131
Apple Inc.	80,439	9,093,629
Broadcom Ltd. (Singapore)	18,198	3,139,519
[a] BroadSoft Inc.	31,077	1,446,634
[a] CoStar Group Inc.	2,908	629,669
[a] Electronic Arts Inc.	35,829	3,059,797
[a] Facebook Inc., A	94,714	12,148,965
[a] Fiserv Inc.	23,293	2,316,955
Mastercard Inc., A	75,117	7,644,657
Microsoft Corp.	92,891	5,350,522
[a] Mobileye NV (Israel)	31,229	1,329,419
Nutanix Inc., A	4,900	181,300
NVIDIA Corp.	22,632	1,550,745
[a] NXP Semiconductors NV (Netherlands)	47,622	4,857,920
[a] Palo Alto Networks Inc.	17,547	2,795,763
[a] Salesforce.com Inc.	37,264	2,658,041
[a] ServiceNow Inc.	34,045	2,694,662
[a] Splunk Inc.	10,019	587,915
[a] Tyler Technologies Inc.	20,558	3,520,146
[a] ViaSat Inc.	22,618	1,688,434
Visa Inc., A	113,015	9,346,340
Xilinx Inc.	12,575	683,325
		92,293,241
Materials 3.1%
[a] Axalta Coating Systems Ltd.	80,389	2,272,597
Ecolab Inc.	20,671	2,516,074
Martin Marietta Materials Inc.	14,291	2,559,661
		7,348,332
Real Estate 2.9%
American Tower Corp.	30,987	3,511,757
Equinix Inc.	8,973	3,232,523
		6,744,280
Telecommunication Services 4.0%
[a] SBA Communications Corp.	67,390	7,558,462
[a] T-Mobile U.S. Inc.	42,405	1,981,162
		9,539,624
Total Common Stocks (Cost $158,674,332)		233,989,649

Other Assets, less Liabilities 0.7%		1,728,173
Net Assets 100.0%		$235,717,822

a Non-income producing.
b See Note 7 regarding restricted securities.

ABBREVIATIONS
Selected Portfolio

ADR	- American Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited)

Franklin Mutual Global Discovery VIP Fund	Country	Shares	Value
Common Stocks and Other Equity Interests 86.2%
Aerospace & Defense 0.7%
B/E Aerospace Inc.	United States	65,840	$3,401,295
[a] KLX Inc.	United States	32,920	1,158,784
			4,560,079
Auto Components 1.0%
Cie Generale des Etablissements Michelin, B	France	30,800	3,408,000
[a,b] International Automotive Components Group Brazil LLC	Brazil	424,073	10,628
[a,b,c] International Automotive Components Group North America LLC	United States	4,052,916	2,860,669
			6,279,297
Automobiles 1.4%
General Motors Co.	United States	214,110	6,802,275
Hyundai Motor Co.	South Korea	20,953	2,579,774
			9,382,049
Banks 13.6%
Barclays PLC	United Kingdom	2,052,511	4,466,154
BNP Paribas SA	France	117,870	6,062,800
Capital Bank Financial Corp., A	United States	78,494	2,520,442
[d] Capital Bank Financial Corp., B, 144A, non-voting	United States	269,922	8,667,195
CIT Group Inc.	United States	174,912	6,349,306
Citigroup Inc.	United States	229,050	10,818,032
Citizens Financial Group Inc.	United States	310,923	7,682,907
HSBC Holdings PLC	United Kingdom	586,355	4,400,179
JPMorgan Chase & Co.	United States	131,280	8,741,935
KB Financial Group Inc.	South Korea	48,887	1,681,339
PNC Financial Services Group Inc.	United States	105,531	9,507,288
Societe Generale SA	France	118,614	4,102,925
[a] Standard Chartered PLC	United Kingdom	374,211	3,048,877
Wells Fargo & Co.	United States	256,320	11,349,850
			89,399,229
Beverages 1.0%
PepsiCo Inc.	United States	58,642	6,378,490

Chemicals 0.5%
Monsanto Co.	United States	11,106	1,135,033
Syngenta AG	Switzerland	4,660	2,038,915
			3,173,948
Communications Equipment 2.7%
Cisco Systems Inc.	United States	359,180	11,393,189
Nokia OYJ, A	Finland	611,269	3,544,632
Nokia OYJ, ADR	Finland	519,486	3,007,824
			17,945,645
Construction Materials 0.6%
LafargeHolcim Ltd., B	Switzerland	78,676	4,252,319

Consumer Finance 1.1%
Ally Financial Inc.	United States	151,600	2,951,652
Capital One Financial Corp.	United States	60,788	4,366,402
			7,318,054
Diversified Financial Services 0.4%
Voya Financial Inc.	United States	101,650	2,929,553

Diversified Telecommunication Services 1.0%
China Telecom Corp. Ltd., H	China	13,642,104	6,877,027
[a,e,f] Global Crossing Holdings Ltd., Contingent Distribution	United States	2,236,777	—
			6,877,027
Energy Equipment & Services 1.4%
Baker Hughes Inc.	United States	178,964	9,032,313

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

Food & Staples Retailing 4.1%
CVS Health Corp.	United States	58,103	5,170,586
Empire Co. Ltd., A	Canada	252,979	3,772,181
Metro AG	Germany	226,924	6,755,406
[a] Rite Aid Corp.	United States	391,098	3,007,544
Walgreens Boots Alliance Inc.	United States	102,904	8,296,120
			27,001,837
Health Care Equipment & Supplies 4.7%
Medtronic PLC	United States	168,500	14,558,400
St. Jude Medical Inc.	United States	103,840	8,282,278
Stryker Corp.	United States	69,848	8,131,006
			30,971,684
Health Care Providers & Services 0.4%
Cigna Corp.	United States	20,116	2,621,517

Hotels, Restaurants & Leisure 1.8%
Accor SA	France	233,913	9,281,991
Sands China Ltd.	Hong Kong	648,800	2,814,741
			12,096,732
Independent Power & Renewable Electricity Producers 0.1%
NRG Energy Inc.	United States	47,652	534,179

Industrial Conglomerates 1.5%
Koninklijke Philips NV	Netherlands	328,294	9,732,553

Insurance 8.5%
[a] Alleghany Corp.	United States	2,730	1,433,305
The Allstate Corp.	United States	98,929	6,843,908
American International Group Inc.	United States	204,833	12,154,790
China Pacific Insurance Group Co. Ltd., H	China	845,908	3,124,571
Chubb Ltd.	United States	79,956	10,046,471
MetLife Inc.	United States	100,526	4,466,370
NN Group NV	Netherlands	323,882	9,954,815
XL Group Ltd.	Ireland	235,290	7,912,803
			55,937,033
Internet Software & Services 1.1%
[a] LinkedIn Corp., A	United States	36,516	6,978,938

IT Services 0.2%
Xerox Corp.	United States	154,070	1,560,729

Machinery 0.8%
Caterpillar Inc.	United States	58,695	5,210,355

Marine 1.5%
A.P. Moeller-Maersk AS, B	Denmark	6,595	9,675,693

Media 4.9%
CBS Corp., B	United States	91,632	5,015,936
[a] Charter Communications Inc., A	United States	30,386	8,203,308
[a] DISH Network Corp., A	United States	124,103	6,798,362
[a] Liberty Global PLC, C	United Kingdom	86,040	2,842,762
Time Warner Inc.	United States	66,132	5,264,769
Twenty-First Century Fox Inc., B	United States	170,160	4,209,758
			32,334,895
Metals & Mining 1.2%
Freeport-McMoRan Inc., B	United States	186,260	2,022,784
ThyssenKrupp AG	Germany	242,203	5,775,824
			7,798,608
Oil, Gas & Consumable Fuels 6.9%
Apache Corp.	United States	65,430	4,179,014
BP PLC	United Kingdom	1,028,014	5,998,847

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)
China Shenhua Energy Co. Ltd., H	China	2,009,534	3,927,690
CONSOL Energy Inc.	United States	219,381	4,212,115
Kinder Morgan Inc.	United States	296,590	6,860,127
Marathon Oil Corp.	United States	444,196	7,022,739
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	327,191	8,151,848
Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	179,410	4,452,919
[a,b,c] Warrior Met Coal LLC, A	United States	1,841	276,150
[a,b,c] Warrior Met Coal LLC, B	United States	4,306	645,900
			45,727,349
Pharmaceuticals 7.8%
Eli Lilly & Co.	United States	133,748	10,734,614
GlaxoSmithKline PLC	United Kingdom	262,323	5,588,949
Merck & Co. Inc.	United States	289,528	18,069,443
Novartis AG, ADR	Switzerland	142,111	11,221,085
Teva Pharmaceutical Industries Ltd., ADR	Israel	132,531	6,097,751
			51,711,842
Semiconductors & Semiconductor Equipment 0.3%
SK Hynix Inc.	South Korea	53,632	1,959,053

Software 6.9%
[a] Check Point Software Technologies Ltd.	Israel	112,852	8,758,444
[a] Dell Technologies Inc., V	United States	33,415	1,597,237
Microsoft Corp.	United States	386,252	22,248,115
Open Text Corp.	Canada	33,694	2,185,393
Symantec Corp.	United States	425,161	10,671,541
			45,460,730
Specialty Retail 0.9%
Kingfisher PLC	United Kingdom	1,151,830	5,629,512

Technology Hardware, Storage & Peripherals 0.8%
Hewlett Packard Enterprise Co.	United States	190,760	4,339,790
Lenovo Group Ltd.	China	1,500,454	994,325
			5,334,115
Tobacco 4.8%
Altria Group Inc.	United States	125,656	7,945,229
British American Tobacco PLC	United Kingdom	188,332	12,040,022
Philip Morris International Inc.	United States	41,509	4,035,505
Reynolds American Inc.	United States	159,669	7,528,393
			31,549,149
Wireless Telecommunication Services 1.6%
Vodafone Group PLC	United Kingdom	3,618,505	10,405,167

Total Common Stocks and Other Equity Interests (Cost $471,744,269)			567,759,673
Preferred Stocks 1.8%
Automobiles 0.8%
[g] Volkswagen AG, 0.145%, pfd.	Germany	40,296	5,296,040

Diversified Financial Services 1.0%
[a,b] Hightower Holding LLC, pfd., A, Series 2	United States	2,172,000	6,231,902

Total Preferred Stocks (Cost $12,871,859)			11,527,942
		Principal Amount*
Corporate Bonds, Notes and Senior Floating Rate Interests 3.6%
[d] Avaya Inc., senior note, 144A, 10.50%, 3/01/21	United States	1,270,000	285,750
[h] Belk Inc., Closing Date Term Loan, 5.75%, 12/12/22	United States	951,500	868,668
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	5,184,000	4,121,280
[h] Tranche D Term Loan, 7.274%, 1/30/19	United States	6,889,154	5,306,081
[h] Tranche E Term Loan, 8.024%, 7/30/19	United States	2,213,881	1,703,304
[d] Valeant Pharmaceuticals International,
senior bond, 144A, 6.75%, 8/15/21	United States	487,000	460,215
senior bond, 144A, 7.25%, 7/15/22	United States	241,000	224,733

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)
senior note, 144A, 6.375%, 10/15/20	United States	2,995,000	2,822,788
[h] Veritas Software Corp.,
Term Loan B1, 6.625%, 1/27/23	United States	1,994,975	1,869,457
Term Loan B2, 8.625%, 1/27/23	United States	1,925,395	1,738,472
[d] Veritas U.S. Inc./Veritas Bermuda Ltd., senior note, 144A,
7.50%, 2/01/23	United States	336,000	324,240
10.50%, 2/01/24	United States	2,419,000	2,285,955
[d] Western Digital Corp., senior note, 144A, 10.50%, 4/01/24	United States	1,285,000	1,495,419
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $25,818,428)			23,506,362
Corporate Bonds, Notes and Senior Floating Rate Interests in
Reorganization 0.7%
[b,i] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	595	—
[h,i] Caesars Entertainment Operating Co. Inc., Term B-7 Loans, 1.50%, 3/01/17	United States	1,176,090	1,352,504
[h,i] Texas Competitive Electric Holdings Co. LLC, Term Loans, 3.50%, 10/10/17	United States	5,912,264	1,742,273
[d,i] Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	United States	5,895,000	1,801,659
[d,i,j] Walter Energy Inc., second lien, 144A, PIK, 11.50%, 4/01/20	United States	801,340	180
Total Corporate Bonds, Notes and Senior Floating Rate Interests
in Reorganization (Cost $12,095,094)			4,896,616
		Shares
Companies in Liquidation 0.1%
[a] Adelphia Recovery Trust	United States	5,379,562	5,379
[a,e] Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	386,774	3,868
[a,e,f] Century Communications Corp., Contingent Distribution	United States	1,074,000	—
[a,b] FIM Coinvestor Holdings I, LLC	United States	2,077,368	—
[a,k] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	17,348,669	585,518
[a,e,f] NewPage Corp., Litigation Trust	United States	4,854,000	—
[a,f] Tribune Media Litigation Trust, Contingent Distribution	United States	56,925	—
Total Companies in Liquidation (Cost $1,632,483)			594,765
		Principal Amount*
Municipal Bonds in Reorganization (Cost $2,115,501) 0.2%
[i] Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	2,261,000	1,483,781

Total Investments before Short Term Investments (Cost $526,277,634)			609,769,139
Short Term Investments 6.8%
U.S. Government and Agency Securities 6.8%
FHLB, 10/03/16	United States	11,600,000	11,600,000
[l,m] U.S. Treasury Bill, 10/13/16 - 3/16/17	United States	33,500,000	33,472,844
Total U.S. Government and Agency Securities (Cost $45,059,383)			45,072,844
Total Investments (Cost $571,337,017) 99.4%			654,841,983
Securities Sold Short (0.6)%			(3,824,031)
Other Assets, less Liabilities 1.2%			7,755,392
Net Assets 100.0%			$658,773,344
		Shares
Securities Sold Short (Proceeds $3,486,096) (0.6)%
Common Stocks
Health Care Equipment & Supplies (0.6)%
Abbott Laboratories	United States	90,424	$(3,824,031)

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 7 regarding restricted securities.
c At September 30, 2016, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, September 30, 2016 (unaudited) (continued)
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2016, the aggregate value of these securities was $18,368,134, representing 2.8% of net assets.
e Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
f Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2016, the aggregate value of these securities was $-.
g Variable rate security. The rate shown represents the yield at period end.
h The coupon rate shown represents the rate at period end.
i Defaulted security or security for which income has been deemed uncollectible.
j Income may be received in additional securities and/or cash.
k Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
l The security was issued on a discount basis with no stated coupon rate.
m A portion or all of the security has been segregated as collateral for securities sold short and open forward contracts. At September 30, 2016, the value of this security and/or cash pledged amounted to $6,321,744, representing 1.0% of net assets.

At September 30, 2016, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
EUR/USD	Short	207	29,179,238	12/19/16	$-	$(13,384)
GBP/USD	Short	272	22,094,900	12/19/16	592,169	-
Total Futures Contracts					$592,169	$(13,384)
Net unrealized appreciation (depreciation)					$578,785

At September 30, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forw ard Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forw ard Exchange Contracts
Euro	BANT	Buy	165,180	$185,679	10/18/16	$110	$-
Euro	BONY	Sell	36,427,995	41,157,077	10/18/16	184,047	-
Euro	FBCO	Buy	141,676	158,334	10/18/16	1,018	-
Euro	FBCO	Sell	12,192	13,748	10/18/16	34	-
Euro	HSBK	Buy	220,875	247,470	10/18/16	963	-
Euro	HSBK	Sell	799,040	896,256	10/18/16	532	(3,010)
Euro	SSBT	Buy	212,514	237,885	10/18/16	1,144	-
Euro	SSBT	Sell	694,093	781,622	10/18/16	3,296	(2,367)
Euro	UBSW	Buy	16,723	18,788	10/18/16	21	-
Euro	UBSW	Sell	72,911	82,007	10/18/16	18	(20)
British Pound	BANT	Buy	38,000	50,442	10/24/16	-	(1,141)
British Pound	BONY	Buy	16,694	21,866	10/24/16	-	(207)
British Pound	BONY	Sell	25,451,825	33,163,727	10/24/16	142,441	-
British Pound	FBCO	Buy	131,369	174,941	10/24/16	-	(4,503)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

British Pound	FBCO	Sell	310,578	405,594	10/24/16	2,649	-
British Pound	HSBK	Sell	112,268	146,364	10/24/16	707	-
British Pound	SSBT	Buy	556,659	735,906	10/24/16	-	(13,695)
British Pound	UBSW	Sell	142,175	186,308	10/24/16	1,850	-
South Korean Won	BANT	Sell	2,315,177,758	2,061,050	11/14/16	-	(41,865)
South Korean Won	FBCO	Sell	2,290,457,942	2,038,406	11/14/16	-	(42,055)
South Korean Won	HSBK	Buy	150,167,148	136,367	11/14/16	33	-
South Korean Won	HSBK	Sell	2,432,131,498	2,171,429	11/14/16	1,844	(39,559)
Canadian Dollar	HSBK	Sell	4,928,147	3,724,456	11/21/16	268	(32,220)
Total Forw ard Exchange Contracts						$340,975	$(180,642)
Net unrealized appreciation (depreciation)						$160,333

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS
Counterparty

BANT -		Bank of America N.A.
BONY -		Bank of New York Mellon
FBCO -		Credit Suisse Group AG
HSBK -		HSBC Bank PLC
SSBT -		State Street Bank and Trust Co., N.A.
UBSW -		UBS AG

Currency

EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

Selected Portfolio

ADR	-	American Depositary Receipt
FHLB -		Federal Home Loan Bank
GO	-	General Obligation
PIK	-	Payment-In-Kind

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited)

Franklin Mutual Shares VIP Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests 85.9%
Aerospace & Defense 0.7%
B/E Aerospace Inc.	United States	403,812	$20,860,928
[a]KLX Inc.	United States	224,586	7,905,427
			28,766,355
Auto Components 0.3%
[a,b]International Automotive Components Group Brazil LLC	Brazil	1,730,515	43,369
[a,b,c]International Automotive Components Group North America LLC	United States	15,382,424	10,857,376
			10,900,745
Automobiles 1.3%
General Motors Co.	United States	1,770,350	56,244,020
Banks 8.8%
Barclays PLC	United Kingdom	10,534,300	22,922,072
CIT Group Inc.	United States	1,024,773	37,199,260
Citigroup Inc.	United States	970,749	45,848,475
Citizens Financial Group Inc.	United States	1,937,906	47,885,657
Columbia Banking System Inc.	United States	73,979	2,420,593
[a]FCB Financial Holdings Inc., A	United States	493,723	18,973,775
Guaranty Bancorp	United States	209,583	3,741,057
JPMorgan Chase & Co.	United States	1,010,070	67,260,561
PNC Financial Services Group Inc.	United States	997,559	89,870,090
State Bank Financial Corp.	United States	352,200	8,037,204
Wells Fargo & Co.	United States	698,860	30,945,521
			375,104,265
Beverages 0.9%
PepsiCo Inc.	United States	361,625	39,333,951
Chemicals 0.2%
[a,d,e]Dow Corning Corp., Contingent Distribution	United States	100,000	—
Monsanto Co.	United States	69,391	7,091,760
			7,091,760
Communications Equipment 2.7%
Cisco Systems Inc.	United States	2,331,170	73,944,712
Nokia OYJ, A	Finland	3,670,248	21,283,065
Nokia OYJ, ADR	Finland	3,299,845	19,106,103
			114,333,880
Construction Materials 0.7%
LafargeHolcim Ltd., B	Switzerland	547,060	29,567,767
Consumer Finance 1.2%
Ally Financial Inc.	United States	943,970	18,379,096
Capital One Financial Corp.	United States	436,885	31,381,449
			49,760,545
Containers & Packaging 2.2%
International Paper Co.	United States	1,163,335	55,816,813
WestRock Co.	United States	742,632	36,002,800
			91,819,613
Diversified Financial Services 0.6%
Voya Financial Inc.	United States	959,810	27,661,724
Diversified Telecommunication Services 0.7%
[a,d,e]Global Crossing Holdings Ltd., Contingent Distribution	United States	9,005,048	—
Koninklijke KPN NV	Netherlands	8,378,890	27,824,862
			27,824,862
Electrical Equipment 0.8%
[a]Sensata Technologies Holding NV	United States	858,615	33,297,090

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

Energy Equipment & Services 1.3%
Baker Hughes Inc.	United States	1,088,065	54,914,641
Equity Real Estate Investment Trusts (REITs) 0.4%
Alexander's Inc.	United States	40,126	16,836,870
Food & Staples Retailing 4.0%
CVS Health Corp.	United States	534,877	47,598,704
The Kroger Co.	United States	1,722,090	51,111,631
[a]Rite Aid Corp.	United States	2,439,970	18,763,370
Walgreens Boots Alliance Inc.	United States	654,058	52,730,156
			170,203,861
Health Care Equipment & Supplies 6.0%
Medtronic PLC	United States	1,650,202	142,577,453
St. Jude Medical Inc.	United States	647,790	51,667,730
Stryker Corp.	United States	507,821	59,115,443
			253,360,626
Health Care Providers & Services 0.4%
Cigna Corp.	United States	142,154	18,525,509
Household Products 0.2%
Energizer Holdings Inc.	United States	196,162	9,800,254
Independent Power & Renewable Electricity Producers 0.0%†
NRG Energy Inc.	United States	185,089	2,074,848
Insurance 9.4%
[a]Alleghany Corp.	United States	108,258	56,837,615
The Allstate Corp.	United States	613,700	42,455,766
American International Group Inc.	United States	1,447,756	85,909,841
Chubb Ltd.	United States	450,755	56,637,366
MetLife Inc.	United States	1,019,123	45,279,635
White Mountains Insurance Group Ltd.	United States	65,521	54,382,430
XL Group Ltd.	Ireland	1,746,940	58,749,592
			400,252,245
Internet Software & Services 1.0%
[a]LinkedIn Corp., A	United States	229,170	43,798,970
IT Services 0.3%
Xerox Corp.	United States	1,147,371	11,622,868
Machinery 2.0%
Caterpillar Inc.	United States	622,346	55,245,654
CNH Industrial NV	United Kingdom	888,427	6,359,899
CNH Industrial NV, special voting	United Kingdom	1,844,814	13,206,297
Federal Signal Corp.	United States	757,221	10,040,751
			84,852,601
Marine 0.9%
A.P. Moeller-Maersk AS, B	Denmark	25,002	36,681,072
Media 5.6%
CBS Corp., B	United States	971,977	53,206,021
[a]Charter Communications Inc., A	United States	244,513	66,011,175
[a]DISH Network Corp., A	United States	778,183	42,628,865
Time Warner Inc.	United States	396,698	31,581,128
Twenty-First Century Fox Inc., B	United States	1,768,325	43,748,360
			237,175,549
Metals & Mining 1.1%
Freeport-McMoRan Inc., B	United States	1,660,406	18,032,009

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

ThyssenKrupp AG	Germany	1,147,037	27,353,434
			45,385,443
Oil, Gas & Consumable Fuels 6.8%
Apache Corp.	United States	332,040	21,207,395
BP PLC	United Kingdom	4,322,322	25,222,368
CONSOL Energy Inc.	United States	1,236,955	23,749,536
Kinder Morgan Inc.	United States	2,649,790	61,289,643
Marathon Oil Corp.	United States	3,204,744	50,667,003
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	1,916,196	47,741,348
Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	1,048,110	26,013,874
[a,b,c]Warrior Met Coal LLC, A	United States	12,324	1,848,600
[a,b,c]Warrior Met Coal LLC, B	United States	28,821	4,323,150
The Williams Cos. Inc.	United States	845,109	25,970,199
			288,033,116
Personal Products 0.3%
[a]Edgewell Personal Care Co.	United States	171,722	13,655,333

Pharmaceuticals 8.3%
Eli Lilly & Co.	United States	1,132,890	90,925,752
Merck & Co. Inc.	United States	2,381,018	148,599,333
Novartis AG, ADR	Switzerland	868,321	68,562,626
Teva Pharmaceutical Industries Ltd., ADR	Israel	968,163	44,545,180
			352,632,891
Professional Services 0.8%
Relx PLC	United Kingdom	1,866,105	35,402,721

Real Estate Management & Development 0.0%†
[a]Forestar Group Inc.	United States	161,671	1,893,167

Software 6.9%
CA Inc.	United States	1,584,119	52,402,657
[a]Dell Technologies Inc., V	United States	198,331	9,480,222
Microsoft Corp.	United States	2,488,297	143,325,907
Symantec Corp.	United States	3,540,461	88,865,571
			294,074,357
Technology Hardware, Storage & Peripherals 2.2%
Hewlett Packard Enterprise Co.	United States	1,418,347	32,267,394
Samsung Electronics Co. Ltd.	South Korea	41,741	60,608,811
			92,876,205
Tobacco 5.8%
Altria Group Inc.	United States	788,721	49,870,829
British American Tobacco PLC	United Kingdom	1,256,027	80,297,520
Imperial Brands PLC	United Kingdom	1,103,817	56,875,671
Philip Morris International Inc.	United States	187,960	18,273,471
Reynolds American Inc.	United States	889,694	41,949,072
			247,266,563
Wireless Telecommunication Services 1.1%
Vodafone Group PLC	United Kingdom	17,026,844	48,961,422

Total Common Stocks and Other Equity Interests (Cost $2,801,823,129)			3,651,987,709
		Principal Amount*
Corporate Bonds, Notes and Senior Floating Rate Interests 4.8%
Avaya Inc.,
[f]senior note, 144A, 10.50%, 3/01/21	United States	22,449,000	5,051,025
[f]senior secured note, 144A, 7.00%, 4/01/19	United States	12,923,000	9,595,327
[g]Term B-3 Loan, 5.243%, 10/26/17	United States	12,791,927	10,073,643
[g]Term B-6 Loan, 6.50%, 3/30/18	United States	6,741,721	5,170,057
[g]Term B-7 Loan, 6.25%, 5/29/20	United States	6,421,983	4,752,267
[g]Belk Inc., Closing Date Term Loan, 5.75%, 12/12/22	United States	5,785,605	5,281,945
[g]California Resources Corp., Term Loan, 11.375%, 12/31/21	United States	15,744,857	16,578,028
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	26,449,000	21,026,955

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)
[g]Tranche D Term Loan, 7.274%, 1/30/19	United States	34,746,619	26,762,124
[g]Tranche E Term Loan, 8.024%, 7/30/19	United States	11,168,253	8,592,575
[g]Toys R Us-Delaware Inc.,
FILO Loans, 8.25%, 10/24/19	United States	2,560,000	2,515,661
Term B-4 Loan, 9.75%, 4/24/20	United States	21,296,026	18,580,782
[f]Valeant Pharmaceuticals International,
senior bond, 144A, 6.75%, 8/15/21	United States	2,964,000	2,800,980
senior bond, 144A, 7.25%, 7/15/22	United States	1,460,000	1,361,450
senior note, 144A, 6.375%, 10/15/20	United States	18,159,000	17,114,857
[g]Veritas Software Corp.,
Term Loan B1, 6.625%, 1/27/23	United States	12,595,705	11,803,221
Term Loan B2, 8.625%, 1/27/23	United States	12,160,152	10,979,608
[f]Veritas U.S. Inc./Veritas Bermuda Ltd., senior note, 144A,
7.50%, 2/01/23	United States	2,386,000	2,302,490
10.50%, 2/01/24	United States	15,122,000	14,290,290
[f]Western Digital Corp., senior note, 144A, 10.50%, 4/01/24	United States	7,813,000	9,092,379
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $231,969,515)			203,725,664
Corporate Bonds, Notes and Senior Floating Rate Interests in
Reorganization 1.7%
[b,h]Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	1,754	—
[g,h]Caesars Entertainment Operating Co. Inc.,
Term B-5-B Loans, 1.50%, 3/01/17	United States	3,251,752	3,498,342
Term B-6-B Loans, 1.50%, 3/01/17	United States	15,503,483	16,995,693
Term B-7 Loans, 1.50%, 3/01/17	United States	9,850,500	11,328,075
[h]Samson Investment Co., senior note, 9.75%, 2/15/20	United States	16,690,000	688,463
[g,h]Texas Competitive Electric Holdings Co. LLC, Term Loans, 3.50%, 10/10/17	United States	90,618,405	26,704,157
[f,h]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	United States	39,308,000	12,013,507
[f,h,i]Walter Energy Inc., second lien, 144A, PIK, 11.50%, 4/01/20	United States	5,419,860	1,219
Total Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization (Cost $151,786,607)			71,229,456
		Shares
Companies in Liquidation 0.1%
[a]Adelphia Recovery Trust	United States	29,283,354	29,283
[a,d]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	1,955,453	19,555
[a,b,c,j]CB FIM Coinvestors LLC	United States	6,400,507	—
[a,d,e]Century Communications Corp., Contingent Distribution	United States	5,487,000	—
[a,b]FIM Coinvestor Holdings I, LLC	United States	8,006,950	—
[a,k]Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	144,058,799	4,861,984
[a,d,e]Tribune Media Litigation Trust, Contingent Distribution	United States	394,052	—
[a,d,e]Tropicana Litigation Trust, Contingent Distribution	United States	18,305,000	—
Total Companies in Liquidation (Cost $11,547,282)			4,910,822
		Principal Amount*
Municipal Bonds in Reorganization (Cost $17,936,642) 0.3%
[h]Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	20,409,000	13,393,406

Total Investments before Short Term Investments (Cost $3,215,063,175)			3,945,247,057
Short Term Investments 7.0%
U.S. Government and Agency Securities 7.0%
FHLB, 10/03/16	United States	70,200,000	70,200,000

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, September 30, 2016 (unaudited) (continued)
[l,m]U.S. Treasury Bill, 10/06/16 - 3/30/17	United States	227,000,000	226,832,546
Total U.S. Government and Agency Securities (Cost $296,956,772)			297,032,546
Total Investments (Cost $3,512,019,947) 99.8%			4,242,279,603
Securities Sold Short (0.6)%			(23,855,578)
Other Assets, less Liabilities 0.8%			34,629,394
Net Assets 100.0%			$4,253,053,419
		Shares
Securities Sold Short (Proceeds $21,743,820) (0.6)%
Common Stocks (0.6)%
Health Care Equipment & Supplies (0.6)%
Abbott Laboratories	United States	564,095	$(23,855,578)

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 7 regarding restricted securities.
c At September 30, 2016, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
d Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
e Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2016, the aggregate value of these securities was $-.
f Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2016, the aggregate value of these securities was $73,623,524, representing 1.7% of net assets.
g The coupon rate shown represents the rate at period end.
h Defaulted security or security for which income has been deemed uncollectible.
i Income may be received in additional securities and/or cash.
j See Note 8 regarding holdings of 5% voting securities.
k Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
l The security was issued on a discount basis with no stated coupon rate
m A portion or all of the security has been segregated as collateral for securities sold short and open forward contracts. At September 30, 2016, the aggregate value of these securities and/or cash pledged amounted to $37,554,537, representing 0.9% of net assets.

At September 30, 2016, the Fund had the following futures contracts outstanding. See Note 3.
Futures Contracts
			Number of	Notional	Expiration	Unrealized	Unrealized
Description		Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
EUR/USD		Short	478	67,380,075	12/19/16	$-	$(21,883)
GBP/USD		Short	1,341	108,931,106	12/19/16	2,928,714	-
Total Futures Contracts						$2,928,714	$(21,883)
Net unrealized appreciation (depreciation)						$2,906,831

At September 30, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BONY	Sell	76,039,610	$85,911,072	10/18/16	$384,179	$-
Euro	FBCO	Buy	276,186	308,785	10/18/16	1,860	-

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, September 30, 2016 (unaudited) (continued)
Euro	FBCO	Sell	1,004,287	1,130,305	10/18/16	715	-
Euro	HSBC	Buy	1,637,488	1,832,885	10/18/16	8,908	-
Euro	HSBC	Sell	1,366,782	1,544,328	10/18/16	7,016	-
Euro	SSBT	Buy	712,821	799,189	10/18/16	2,569	-
Euro	SSBT	Sell	984,794	1,108,252	10/18/16	587	-
Euro	UBSW	Buy	623,698	700,718	10/18/16	797	-
Euro	UBSW	Sell	645,091	726,537	10/18/16	1,006	(47)
British Pound	BOFA	Buy	951,896	1,270,336	10/24/16	-	(35,344)
British Pound	BONY	Sell	102,342,789	133,352,654	10/24/16	572,759	-
British Pound	FBCO	Buy	1,001,167	1,323,851	10/24/16	-	(24,933)
British Pound	FBCO	Sell	372,088	484,991	10/24/16	2,242	-
British Pound	HSBC	Buy	1,327,795	1,759,156	10/24/16	-	(36,470)
British Pound	HSBC	Sell	248,059	323,394	10/24/16	1,561	-
British Pound	SSBT	Buy	2,613,381	3,456,494	10/24/16	-	(65,885)
South Korean Won	BOFA	Sell	12,942,780,859	11,522,105	11/14/16	-	(234,040)
South Korean Won	FBCO	Buy	1,513,485,103	1,358,521	11/14/16	16,204	-
South Korean Won	FBCO	Sell	13,940,368,129	12,407,881	11/14/16	-	(254,388)
South Korean Won	HSBC	Buy	2,141,592,189	1,923,125	11/14/16	22,120	-
South Korean Won	HSBC	Sell	41,608,223,604	37,053,476	11/14/16	-	(739,971)
South Korean Won	UBSW	Sell	409,540,027	372,208	11/14/16	216	-
Total Forward Exchange Contracts						$1,022,739	$(1,391,078)
Net unrealized appreciation (depreciation)							$(368,339)

ABBREVIATIONS

Counterparty

BOFA - Bank of America Corp.
BONY - Bank of New York Mellon
FBCO - Credit Suisse Group AG
HSBC - HSBC Bank USA, N.A.
SSBT - State Street Bank and Trust Co., N.A.
UBSW - Bank of America Corp.

Currency

CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
USD - United States Dollar

Selected Portfolio

ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank
GO - General Obligation
PIK - Payment-In-Kind

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited)

Franklin Rising Dividends VIP Fund	Shares	Value
Common Stocks 98.2%
Aerospace & Defense 4.1%
General Dynamics Corp.	157,911	$24,501,471
United Technologies Corp.	453,011	46,025,917
		70,527,388
Automobiles & Components 2.3%
Johnson Controls International PLC	848,653	39,487,824

Capital Goods 5.8%
Carlisle Cos. Inc.	101,061	10,365,827
Honeywell International Inc.	257,900	30,068,561
Roper Technologies Inc.	333,043	60,770,356
		101,204,744
Commercial & Professional Services 4.3%
ABM Industries Inc.	779,288	30,937,734
Brady Corp., A	204,079	7,063,174
Cintas Corp.	194,675	21,920,405
Matthews International Corp., A	251,442	15,277,616
		75,198,929
Consumer Durables & Apparel 2.2%
Leggett & Platt Inc.	332,800	15,169,024
NIKE Inc., B	445,100	23,434,515
		38,603,539
Consumer Services 1.8%
McDonald's Corp.	207,045	23,884,711
Yum! Brands Inc.	72,900	6,620,049
		30,504,760
Diversified Financials 0.4%
State Street Corp.	110,500	7,694,115

Energy 7.0%
Chevron Corp.	290,700	29,918,844
EOG Resources Inc.	33,600	3,249,456
Exxon Mobil Corp.	358,500	31,289,880
Occidental Petroleum Corp.	370,790	27,038,007
Schlumberger Ltd.	398,000	31,298,720
		122,794,907
Food & Staples Retailing 4.0%
CVS Health Corp.	210,200	18,705,698
Wal-Mart Stores Inc.	352,800	25,443,936
Walgreens Boots Alliance Inc.	326,000	26,282,120
		70,431,754
Food, Beverage & Tobacco 5.9%
Archer-Daniels-Midland Co.	713,000	30,067,210
Bunge Ltd.	307,700	18,225,071
McCormick & Co. Inc.	208,900	20,873,288
PepsiCo Inc.	308,500	33,555,545
		102,721,114
Health Care Equipment & Services 12.8%
Abbott Laboratories	641,800	27,141,722
Becton, Dickinson and Co.	293,600	52,768,728
DENTSPLY SIRONA Inc.	4,000	237,720
Medtronic PLC	602,000	52,012,800
Stryker Corp.	420,200	48,915,482

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

West Pharmaceutical Services Inc.	567,318	42,265,191
		223,341,643
Household & Personal Products 3.0%
Colgate-Palmolive Co.	191,000	14,160,740
The Procter & Gamble Co.	415,300	37,273,175
		51,433,915
Insurance 5.3%
Aflac Inc.	276,200	19,850,494
Arthur J. Gallagher & Co.	660,000	33,574,200
Erie Indemnity Co., A	277,385	28,312,687
Old Republic International Corp.	449,208	7,915,045
RLI Corp.	41,300	2,823,268
		92,475,694
Machinery 7.8%
Donaldson Co. Inc.	350,068	13,068,038
Dover Corp.	729,976	53,755,433
Hillenbrand Inc.	754,400	23,869,216
Pentair PLC (United Kingdom)	704,800	45,276,352
		135,969,039
Materials 12.3%
Air Products and Chemicals Inc.	364,000	54,723,760
Albemarle Corp.	706,700	60,415,783
Bemis Co. Inc.	147,499	7,523,924
Ecolab Inc.	115,600	14,070,832
Nucor Corp.	447,055	22,106,870
Praxair Inc.	465,760	56,277,781
		215,118,950
Media 0.9%
John Wiley & Sons Inc., A	310,700	16,035,227

Pharmaceuticals, Biotechnology & Life Sciences 6.1%
AbbVie Inc.	300,800	18,971,456
Johnson & Johnson	381,800	45,102,034
Perrigo Co. PLC	208,500	19,250,805
Pfizer Inc.	669,700	22,682,739
Roche Holding AG, ADR (Switzerland)	25,000	774,250
		106,781,284
Retailing 2.7%
The Gap Inc.	556,300	12,372,112
Ross Stores Inc.	185,000	11,895,500
Target Corp.	164,600	11,304,728
Tiffany & Co.	161,500	11,729,745
		47,302,085
Semiconductors & Semiconductor Equipment 3.5%
Linear Technology Corp.	375,000	22,233,750
QUALCOMM Inc.	210,300	14,405,550
Texas Instruments Inc.	358,200	25,138,476
		61,777,776
Software & Services 5.2%
Accenture PLC, A	222,900	27,231,693
Microsoft Corp.	1,107,900	63,815,040
		91,046,733
Trading Companies & Distributors 0.4%
W.W. Grainger Inc.	28,100	6,318,004

Transportation 0.4%
United Parcel Service Inc., B	64,800	7,086,528

Total Common Stocks (Cost $1,012,257,326)		1,713,855,952

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

Short Term Investments (Cost $30,181,310) 1.8%
Money Market Funds 1.8%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	30,181,310	30,181,310
Total Investments (Cost $1,042,438,636) 100.0%		1,744,037,262
Other Assets, less Liabilities 0.0%†		358,597
Net Assets 100.0%		$1,744,395,859

† Rounds to less than 0.1% of net assets.
a Non-income producing.
b See Note 10 regarding investments in affiliated management investment companies.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited)

Franklin Small Cap Value VIP Fund	Shares	Value
Common Stocks 91.3%
Aerospace & Defense 4.5%
AAR Corp.	1,208,100	$37,837,692
Cubic Corp.	270,800	12,676,148
[a] Esterline Technologies Corp.	145,900	11,094,236
		61,608,076
Automobiles & Components 3.6%
Drew Industries Inc.	214,300	21,005,686
Gentex Corp.	440,700	7,738,692
Thor Industries Inc.	202,500	17,151,750
Winnebago Industries Inc.	149,000	3,511,930
		49,408,058
Banks 8.1%
BNC Bancorp.	455,100	11,068,032
Chemical Financial Corp.	591,154	26,087,626
Columbia Banking System Inc.	511,000	16,719,920
EverBank Financial Corp.	783,400	15,166,624
First Horizon National Corp.	232,000	3,533,360
First of Long Island Corp.	112,200	3,719,430
German American Bancorp Inc.	41,400	1,611,702
Lakeland Financial Corp.	551,400	19,530,588
Peoples Bancorp Inc.	257,000	6,319,630
TrustCo Bank Corp. NY	684,300	4,851,687
Washington Trust Bancorp Inc.	89,100	3,583,602
		112,192,201
Building Products 5.3%
[a] Armstrong Flooring Inc.	492,100	9,290,848
[a] Gibraltar Industries Inc.	375,700	13,957,255
Griffon Corp.	388,900	6,615,189
Insteel Industries Inc.	119,900	4,345,176
Simpson Manufacturing Co. Inc.	505,600	22,221,120
Universal Forest Products Inc.	173,300	17,068,317
		73,497,905
Commercial & Professional Services 2.5%
[a] Huron Consulting Group Inc.	171,300	10,236,888
McGrath RentCorp	488,218	15,481,393
MSA Safety Inc.	153,113	8,886,678
		34,604,959
Construction & Engineering 3.0%
Argan Inc.	35,000	2,071,650
EMCOR Group Inc.	338,000	20,151,560
Granite Construction Inc.	392,400	19,517,976
		41,741,186
Consumer Durables & Apparel 3.1%
[a] BRP Inc. (Canada)	839,500	16,419,647
Brunswick Corp.	49,900	2,434,122
[a] Crocs Inc.	411,200	3,412,960
Hooker Furniture Corp.	158,800	3,889,012
La-Z-Boy Inc.	296,500	7,282,040
[a] M/I Homes Inc.	376,300	8,869,391
		42,307,172
Consumer Services 0.8%
Brinker International Inc.	219,400	11,064,342

Electrical Equipment 1.7%
EnerSys	280,110	19,380,811

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

Regal Beloit Corp.	82,200	4,890,078
		24,270,889
Energy 5.2%
Energen Corp.	280,107	16,167,776
[a] Helix Energy Solutions Group Inc.	599,600	4,874,748
Hunting PLC (United Kingdom)	2,086,200	12,401,002
[a] Natural Gas Services Group Inc.	127,700	3,140,143
[a] Oil States International Inc.	567,900	17,928,603
[a] Unit Corp.	940,700	17,497,020
		72,009,292
Food, Beverage & Tobacco 5.5%
AGT Food and Ingredients Inc. (Canada)	151,800	4,333,838
Dairy Crest Group PLC (United Kingdom)	1,124,864	9,452,164
GrainCorp Ltd. (Australia)	408,300	2,453,707
[a] Landec Corp.	848,600	11,379,726
Maple Leaf Foods Inc. (Canada)	1,700,800	39,019,458
[a] Omega Protein Corp.	375,800	8,782,446
		75,421,339
Health Care Equipment & Services 5.2%
Hill-Rom Holdings Inc.	435,700	27,004,686
STERIS PLC	357,500	26,133,250
Teleflex Inc.	108,100	18,166,205
		71,304,141
Industrial Conglomerates 1.8%
Carlisle Cos. Inc.	245,400	25,170,678

Insurance 5.8%
Arthur J. Gallagher & Co.	168,200	8,556,334
Aspen Insurance Holdings Ltd.	466,400	21,729,576
Endurance Specialty Holdings Ltd.	116,300	7,611,835
The Hanover Insurance Group Inc.	163,500	12,331,170
Old Republic International Corp.	763,300	13,449,346
Validus Holdings Ltd.	317,800	15,832,796
		79,511,057
Machinery 6.4%
Astec Industries Inc.	475,100	28,444,237
Franklin Electric Co. Inc.	134,464	5,474,029
Hillenbrand Inc.	176,600	5,587,624
[b] Lindsay Corp.	132,800	9,824,544
Mueller Industries Inc.	649,700	21,063,274
Mueller Water Products Inc., A	989,700	12,420,735
Watts Water Technologies Inc., A	82,400	5,342,816
		88,157,259
Materials 8.3%
AptarGroup Inc.	65,000	5,031,650
Carpenter Technology Corp.	164,800	6,799,648
[a] Detour Gold Corp. (Canada)	672,100	14,615,211
H.B. Fuller Co.	486,240	22,595,573
[a] Ingevity Corp.	117,100	5,398,310
Minerals Technologies Inc.	106,100	7,500,209
OceanaGold Corp. (Australia)	2,769,600	8,314,392
A Schulman Inc.	138,366	4,029,218
Sensient Technologies Corp.	443,800	33,640,040
Stepan Co.	86,600	6,292,356
		114,216,607
Pharmaceuticals, Biotechnology & Life Sciences 2.1%
Gerresheimer AG (Germany)	336,000	28,557,648

Real Estate 4.6%
Brandywine Realty Trust	1,359,300	21,232,266
LTC Properties Inc.	689,800	35,862,702

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)
Sunstone Hotel Investors Inc.	521,700	6,672,543
		63,767,511
Retailing 1.8%
Caleres Inc.	355,600	8,993,124
The Cato Corp., A	288,600	9,492,054
[a] Genesco Inc.	14,108	768,322
[a] West Marine Inc.	610,700	5,050,489
		24,303,989
Semiconductors & Semiconductor Equipment 3.1%
Cohu Inc.	736,000	8,640,640
MKS Instruments Inc.	435,700	21,667,361
[a] Photronics Inc.	911,000	9,392,410
[a] Versum Materials Inc.	153,600	3,486,720
		43,187,131
Software & Services 1.1%
Mentor Graphics Corp.	592,300	15,660,412
Technology Hardware & Equipment 0.7%
[a] NetScout Systems Inc.	234,800	6,867,900
[a] Rogers Corp.	36,900	2,253,852
		9,121,752
Telecommunication Services 0.5%
[a] ORBCOMM Inc.	662,700	6,792,675
Transportation 2.0%
[a] SAIA Inc.	482,500	14,455,700
[a] Spirit Airlines Inc.	319,100	13,571,323
		28,027,023
Utilities 4.6%
Connecticut Water Service Inc.	47,200	2,347,256
IDACORP Inc.	412,689	32,305,295
Spire Inc.	452,000	28,810,480
		63,463,031
Total Common Stocks (Cost $912,026,630)		1,259,366,333
	Principal Amount
Corporate Bonds (Cost $9,128,059) 0.6%
Energy 0.6%
Unit Corp., senior sub. note, 6.625%, 5/15/21	$9,632,000	8,235,360

Total Investments before Short Term Investments (Cost $921,154,689)		1,267,601,693
	Shares

Short Term Investments 8.2%
Money Market Funds (Cost $108,648,975) 7.9%
[a,c] Institutional Fiduciary Trust Money Market Portfolio	108,648,975	108,648,975
Investments from Cash Collateral Received for Loaned Securities 0.3%
Money Market Funds (Cost $3,861,000) 0.2%
[a,c] Institutional Fiduciary Trust Money Market Portfolio	3,861,000	3,861,000
	Principal Amount
Repurchase Agreements (Cost $965,488) 0.1%
[d] Joint Repurchase Agreement, 0.46%, 10/03/16 (Maturity Value $965,525)	$965,488	965,488
BNP Paribas Securities Corp.
Collateralized by [e]U.S. Treasury Bill, 11/17/16 - 9/09/49; U.S. Treasury Bond,
8.75%, 5/15/17 - 5/15/20; U.S. Treasury Note, 0.625% - 3.50%, 1/31/17 - 9/09/49;
and U.S. Treasury Strips, 11/15/17 - 8/15/21 (valued at $984,798)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)
Total Investments from Cash Collateral Received for Loaned Securities (Cost $4,826,488)	4,826,488
Total Investments (Cost $1,034,630,152) 100.1%	1,381,077,156
Other Assets, less Liabilities (0.1)%	(1,200,031)
Net Assets 100.0%	$1,379,877,125

a Non-income producing.
b A portion or all of the security is on loan at September 30, 2016.
c See Note 10 regarding investments in affiliated management investment companies.
d Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2016, all repurchase agreements had been entered into on that date.
e The security is traded on a discount basis with no stated coupon rate.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited)

Franklin Small-Mid Cap Growth VIP Fund	Shares	Value
Common Stocks 94.6%
Consumer Discretionary 17.0%
Advance Auto Parts Inc.	21,200	$3,161,344
[a] Buffalo Wild Wings Inc.	31,500	4,433,310
Delphi Automotive PLC (United Kingdom)	81,100	5,784,052
Dick's Sporting Goods Inc.	112,600	6,386,672
[a] Dollar Tree Inc.	82,000	6,472,260
[a] Global Eagle Entertainment Inc.	299,100	2,485,521
[a] Grand Canyon Education Inc.	105,500	4,261,145
Hanesbrands Inc.	210,500	5,315,125
[a] IMAX Corp.	142,000	4,113,740
L Brands Inc.	91,300	6,461,301
[a] Liberty Broadband Corp., C	38,600	2,759,128
Marriott International Inc., A	62,800	4,228,324
Newell Brands Inc.	115,916	6,104,136
[a] Norwegian Cruise Line Holdings Ltd.	136,700	5,153,590
[a] NVR Inc.	2,800	4,591,636
[a] O'Reilly Automotive Inc.	16,700	4,677,837
[b] Polaris Industries Inc.	40,300	3,120,832
Ross Stores Inc.	81,600	5,246,880
Tractor Supply Co.	68,900	4,640,415
[a,b] Under Armour Inc., A	72,176	2,791,768
[a] Under Armour Inc., C	51,035	1,728,045
[a,b] Zoe's Kitchen Inc.	88,700	1,968,253
		95,885,314
Consumer Staples 4.5%
Constellation Brands Inc., A	34,700	5,777,203
[a] Monster Beverage Corp.	37,400	5,490,694
Pinnacle Foods Inc.	112,300	5,634,091
[a] Post Holdings Inc.	36,100	2,785,837
[a] TreeHouse Foods Inc.	65,600	5,719,664
		25,407,489
Energy 2.6%
Cabot Oil & Gas Corp., A	184,900	4,770,420
[a] Concho Resources Inc.	30,400	4,175,440
EQT Corp.	34,600	2,512,652
Superior Energy Services Inc.	176,200	3,153,980
		14,612,492
Financials 7.7%
[a] Affiliated Managers Group Inc.	51,900	7,509,930
Arthur J. Gallagher & Co.	125,200	6,368,924
Lazard Ltd., A	143,400	5,214,024
MarketAxess Holdings Inc.	13,200	2,185,788
Moody's Corp.	42,600	4,612,728
[a] Signature Bank	59,500	7,047,775
[a] SVB Financial Group	12,000	1,326,480
Willis Towers Watson PLC	66,400	8,815,928
		43,081,577
Health Care 21.1%
[a,b] Acadia Pharmaceuticals Inc.	51,270	1,630,899
[a] Akorn Inc.	175,100	4,773,226
[a] Alnylam Pharmaceuticals Inc.	15,000	1,016,700
[a] BioMarin Pharmaceutical Inc.	31,047	2,872,468
[a] Celldex Therapeutics Inc.	137,000	553,480
[a] Cerner Corp.	87,700	5,415,475
The Cooper Cos. Inc.	48,200	8,640,332
[a] DaVita Inc.	79,400	5,245,958
DENTSPLY SIRONA Inc.	75,100	4,463,193
[a] DexCom Inc.	79,027	6,927,507
[a] Edwards Lifesciences Corp.	89,500	10,790,120

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)
[a] Envision Healthcare Holdings Inc.	77,943	1,735,791
[a] Heron Therapeutics Inc.	83,742	1,442,875
[a] Hologic Inc.	195,600	7,595,148
[a] Impax Laboratories Inc.	96,700	2,291,790
[a] Incyte Corp.	35,800	3,375,582
[a] Insulet Corp.	60,985	2,496,726
[a] Mallinckrodt PLC	94,326	6,582,068
[a] Mednax Inc.	20,500	1,358,125
[a] Mettler-Toledo International Inc.	18,600	7,808,838
[a] Neurocrine Biosciences Inc.	30,615	1,550,343
[a] Nevro Corp.	71,900	7,505,641
[a] Patheon NV	36,300	1,075,569
[a] Penumbra Inc.	26,569	2,018,978
Perrigo Co. PLC	29,090	2,685,880
[a] Pfenex Inc.	159,200	1,424,840
[a] Quintiles Transnational Holdings Inc.	124,200	10,067,652
[a,b] Revance Therapeutics Inc.	109,200	1,770,132
[a] Tesaro Inc.	23,117	2,317,248
[a,b] TherapeuticsMD Inc.	175,000	1,191,750
		118,624,334
Industrials 14.6%
Acuity Brands Inc.	15,800	4,180,680
Allegiant Travel Co.	17,092	2,257,340
AMETEK Inc.	124,600	5,953,388
B/E Aerospace Inc.	108,600	5,610,276
[a] DigitalGlobe Inc.	160,100	4,402,750
Dun & Bradstreet Corp.	48,900	6,680,718
[a] Genesee & Wyoming Inc.	112,200	7,736,190
[a] HD Supply Holdings Inc.	186,000	5,948,280
Hexcel Corp.	120,200	5,324,860
[a] IHS Markit Ltd.	215,174	8,079,784
J.B. Hunt Transport Services Inc.	37,000	3,002,180
Robert Half International Inc.	155,000	5,868,300
Roper Technologies Inc.	57,370	10,468,304
[a] Sensata Technologies Holding NV	68,400	2,652,552
[a] Verisk Analytics Inc.	46,100	3,747,008
		81,912,610
Information Technology 21.5%
[a] 2U Inc.	170,700	6,536,103
[a] Alarm.com Holdings Inc.	20,000	577,200
[a] Alliance Data Systems Corp.	12,600	2,703,078
Analog Devices Inc.	40,000	2,578,000
[a] ANSYS Inc.	35,800	3,315,438
[a] Atlassian Corp. PLC (Australia)	55,700	1,669,329
[a] Bottomline Technologies (de) Inc.	135,400	3,156,174
Cognex Corp.	81,800	4,323,948
[a] CoStar Group Inc.	37,600	8,141,528
CSRA Inc.	212,400	5,713,560
[a] Electronic Arts Inc.	60,300	5,149,620
Fidelity National Information Services Inc.	69,200	5,330,476
[a] FleetCor Technologies Inc.	38,900	6,758,097
[a] GoDaddy Inc., A	157,000	5,421,210
[a] Integrated Device Technology Inc.	77,300	1,785,630
KLA-Tencor Corp.	20,200	1,408,142
Lam Research Corp.	45,800	4,337,718
Microchip Technology Inc.	56,000	3,479,840
[a] Nutanix Inc., A	11,700	432,900
[a] NXP Semiconductors NV (Netherlands)	110,068	11,228,037
[a] Palo Alto Networks Inc.	45,900	7,313,247
[a] Proofpoint Inc.	38,200	2,859,270
[a] Q2 Holdings Inc.	20,000	573,200
[a] Red Hat Inc.	80,200	6,482,566
[a] ServiceNow Inc.	74,300	5,880,845
[a] Vantiv Inc., A	117,500	6,611,725

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, September 30, 2016 (unaudited) (continued)
[a] ViaSat Inc.	54,452	4,064,842
[a] Workday Inc., A	35,400	3,245,826
		121,077,549
Materials 2.4%
[a] Axalta Coating Systems Ltd.	268,800	7,598,976
Martin Marietta Materials Inc.	34,600	6,197,206
		13,796,182
Real Estate 2.4%
[a] CBRE Group Inc.	150,500	4,210,990
Equinix Inc.	25,225	9,087,306
		13,298,296
Telecommunication Services 0.8%
[a] SBA Communications Corp.	41,800	4,688,288
Total Common Stocks (Cost $391,994,277)		532,384,131
Preferred Stocks 0.4%
Consumer Discretionary 0.4%
[a,c] DraftKings Inc., pfd., D	115,528	507,229
[a,c] DraftKings Inc., pfd., D-1	284,105	1,716,007
Total Preferred Stocks (Cost $2,800,002)		2,223,236
Total Investments before Short Term Investments (Cost $394,794,279)		534,607,367

Short Term Investments 4.7%
Money Market Funds (Cost $16,319,596) 2.9%
[a,d] Institutional Fiduciary Trust Money Market Portfolio	16,319,596	16,319,596
Investments from Cash Collateral Received for Loaned Securities (Cost
$10,093,750) 1.8%
Money Market Funds 1.8%
[a,d] Institutional Fiduciary Trust Money Market Portfolio	10,093,750	10,093,750
Total Investments (Cost $421,207,625) 99.7%		561,020,713
Other Assets, less Liabilities 0.3%		1,691,126
Net Assets 100.0%		$562,711,839

a Non-income producing.
b A portion or all of the security is on loan at September 30, 2016.
c See Note 7 regarding restricted securities.
d See Note 10 regarding investments in affiliated management investment companies.

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, September 30, 2016 (unaudited)

Franklin Strategic Income VIP Fund	Country	Shares/Units/Warrants		Value
Common Stocks and Other Equity Interests 1.3%
Consumer Services 1.0%
[a,b,c] Turtle Bay Resort	United States	1,901,449		$6,593,125
Energy 0.3%
[a,d] Halcon Resources Corp.	United States	97,655		804,262
[a] Halcon Resources Corp., wts., 9/09/20	United States	8,155		18,675
[a] Penn Virginia Corp.	United States	8,290		323,310
[a,e] Penn Virginia Corp., 144A	United States	10,357		403,923
[a] W&T Offshore Inc.	United States	170,200		299,552
[a,d] Warrior Met Coal LLC, A	United States	1,499		224,850
				2,074,572
Materials 0.0%†
[a] Verso Corp., A	United States	6,954		44,853
[a] Verso Corp., wts., 7/25/23	United States	732		—
				44,853
Transportation 0.0%†
[a,f] CEVA Holdings LLC	United States	224		78,498
Total Common Stocks and Other Equity Interests (Cost $10,623,524)				8,791,048
Management Investment Companies 8.3%
Diversified Financials 8.3%
[g] Franklin Lower Tier Floating Rate Fund	United States	3,089,922		31,733,499
[g] Franklin Middle Tier Floating Rate Fund	United States	2,637,222		26,319,474
Total Management Investment Companies (Cost $56,622,547)				58,052,973
Convertible Preferred Stocks 0.0%†
Transportation 0.0%†
[a,f] CEVA Holdings LLC, cvt. pfd., A-1	United States	6		3,000
[a,f] CEVA Holdings LLC, cvt. pfd., A-2	United States	486		169,928
Total Convertible Preferred Stocks (Cost $731,856)				172,928
		Principal Amount*
Corporate Bonds 43.4%
Automobiles & Components 1.0%
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	3,000,000		3,085,815
Ford Motor Credit Co. LLC, senior note, 3.096%, 5/04/23	United States	2,100,000		2,118,747
The Goodyear Tire & Rubber Co.,
senior bond, 5.00%, 5/31/26	United States	1,000,000		1,028,750
senior note, 5.125%, 11/15/23	United States	400,000		418,000
				6,651,312
Banks 4.5%
Bank of America Corp., senior note,
7.75%, 4/30/18	United States	500,000	GBP	714,931
5.65%, 5/01/18	United States	750,000		795,852
3.50%, 4/19/26	United States	4,800,000		5,001,533
CIT Group Inc., senior note,
5.375%, 5/15/20	United States	1,000,000		1,071,250
5.00%, 8/15/22	United States	2,500,000		2,662,500
Citigroup Inc.,
senior note, 3.875%, 10/25/23	United States	3,000,000		3,224,550
senior note, 3.30%, 4/27/25	United States	300,000		309,339
senior note, 3.40%, 5/01/26	United States	3,100,000		3,211,429
sub. bond, 5.50%, 9/13/25	United States	500,000		571,563
sub. note, 4.05%, 7/30/22	United States	300,000		319,258
JPMorgan Chase & Co.,
[h] junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	1,500,000		1,569,375
[h] junior sub. bond, X, 6.10% to 10/01/24, FRN thereafter, Perpetual	United States	500,000		528,750
senior bond, 3.30%, 4/01/26	United States	400,000		413,626
senior note, 4.25%, 10/15/20	United States	1,000,000		1,084,608
sub. note, 3.375%, 5/01/23	United States	1,000,000		1,029,416

Consolidated Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, September 30, 2016 (unaudited) (continued)

sub. note, 3.875%, 9/10/24	United States	1,000,000		1,055,133
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	700,000		744,625
Wells Fargo & Co.,
[h] junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter, Perpetual	United States	1,500,000		1,556,250
senior note, 2.60%, 7/22/20	United States	700,000		714,631
senior note, 3.00%, 4/22/26	United States	5,000,000		5,056,520
				31,635,139
Capital Goods 0.4%
[f,i] Erickson Air-Crane Inc., Purchase Price Notes, 6.00%, 11/02/20	United States	125,124		88,428
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	1,400,000		1,393,000
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	500,000		528,750
senior sub. bond, 6.50%, 5/15/25	United States	200,000		209,500
[e] senior sub. bond, 144A, 6.375%, 6/15/26	United States	400,000		417,000
senior sub. note, 6.00%, 7/15/22	United States	400,000		424,000
				3,060,678
Commercial & Professional Services 0.1%
United Rentals North America Inc., senior bond, 5.875%, 9/15/26	United States	700,000		724,500
Consumer Durables & Apparel 0.7%
[e] Hanesbrands Inc., senior bond, 144A, 4.875%, 5/15/26	United States	1,500,000		1,541,250
KB Home, senior note,
4.75%, 5/15/19	United States	1,000,000		1,026,250
7.00%, 12/15/21	United States	1,200,000		1,296,000
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	1,100,000		1,179,750
				5,043,250
Consumer Services 1.9%
[e] 1011778 BC ULC/New Red Finance Inc., secured note, second lien, 144A,
6.00%, 4/01/22	Canada	2,000,000		2,100,000
[e,i] Fontainebleau Las Vegas, senior secured bond, first lien, 144A, 11.00%, 6/15/15	United States	2,500,000		262
[e] International Game Technology PLC, senior secured bond, 144A, 6.50%, 2/15/25	United States	3,300,000		3,572,250
[e] KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, senior note, 144A,
5.00%, 6/01/24	United States	900,000		942,750
5.25%, 6/01/26	United States	800,000		848,000
Marriott International Inc., senior bond, 3.75%, 10/01/25	United States	3,000,000		3,202,347
MGM Resorts International, senior note, 6.75%, 10/01/20	United States	200,000		225,000
[e] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%,
3/01/25	United States	700,000		707,875
[e] Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Macau	1,300,000		1,319,500
				12,917,984
Diversified Financials 2.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior note,
4.625%, 10/30/20	Netherlands	500,000		524,838
5.00%, 10/01/21	Netherlands	1,100,000		1,175,812
Capital One Financial Corp., senior note, 3.20%, 2/05/25	United States	1,700,000		1,732,849
Deutsche Bank AG, sub. bond, 4.296% to 5/24/23, FRN thereafter, 5/24/28	Germany	200,000		173,705
E*TRADE Financial Corp., senior note, 4.625%, 9/15/23	United States	800,000		832,464
The Goldman Sachs Group Inc., senior note,
3.50%, 1/23/25	United States	3,000,000		3,109,677
3.75%, 2/25/26	United States	1,500,000		1,579,043
[e] Lincoln Finance Ltd., senior secured note, 144A, 6.875%, 4/15/21	Netherlands	600,000	EUR	728,536
Morgan Stanley,
senior note, 3.875%, 1/27/26	United States	4,200,000		4,476,305
sub. bond, 3.95%, 4/23/27	United States	1,000,000		1,043,000
Navient Corp., senior note,
6.625%, 7/26/21	United States	800,000		808,000
7.25%, 9/25/23	United States	2,500,000		2,498,450
6.125%, 3/25/24	United States	500,000		468,125

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, September 30, 2016 (unaudited) (continued)

[e] Transurban Finance Co. Pty. Ltd., 144A, 3.375%, 3/22/27	Australia	1,100,000	1,115,631
			20,266,435
Energy 4.8%
Access Midstream Partner LP/ACMP Finance Corp., senior note, 6.125%,
7/15/22	United States	600,000	622,988
Apache Corp., senior bond, 2.625%, 1/15/23	United States	1,900,000	1,874,018
[i] BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond, 7.875%,
4/15/16	United States	2,300,000	1,173,000
[e] California Resources Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States	716,000	479,720
CGG SA, senior note, 6.50%, 6/01/21	France	1,600,000	788,000
[c,i] CHC Helicopter SA,
senior note, 9.375%, 6/01/21	Canada	260,000	50,700
senior secured note, first lien, 9.25%, 10/15/20	Canada	2,205,000	1,080,450
[e] Cheniere Corpus Christi Holdings LLC, senior secured note, 144A, 7.00%,
6/30/24	United States	800,000	868,000
[e] Chesapeake Energy Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States	155,000	157,325
CONSOL Energy Inc., senior note, 5.875%, 4/15/22	United States	2,500,000	2,312,500
Energy Transfer Equity LP, senior note, first lien, 7.50%, 10/15/20	United States	1,900,000	2,094,750
Energy Transfer Partners LP, senior note, 5.20%, 2/01/22	United States	1,000,000	1,085,162
[c,i] Energy XXI Gulf Coast Inc.,
senior note, 9.25%, 12/15/17	United States	1,500,000	150,000
senior note, 6.875%, 3/15/24	United States	800,000	80,000
[e] senior secured note, second lien, 144A, 11.00%, 3/15/20	United States	700,000	283,500
[c,e] EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	1,100,000	577,500
[e] Gaz Capital SA, (OJSC Gazprom), loan participation, senior note, 144A, 3.85%,
2/06/20	Russia	1,500,000	1,522,553
[e] Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	2,000,000	2,098,030
Kinder Morgan Inc., senior note, 6.50%, 9/15/20	United States	1,500,000	1,679,589
[c,e,i] Linn Energy LLC/Finance Corp., senior secured note, second lien, 144A,
12.00%, 12/15/16	United States	2,000,000	980,000
[e] LUKOIL International Finance BV, senior note, 144A, 4.563%, 4/24/23	Russia	2,300,000	2,386,940
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note,
7.25%, 2/15/21	United States	2,000,000	1,890,000
[i] Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/16	United States	1,500,000	18,750
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	United States	1,000,000	1,036,500
[e,i] Peabody Energy Corp., senior secured note, second lien, 144A, 10.00%, 3/15/22	United States	1,500,000	615,000
Regency Energy Partners LP/Regency Energy Finance Corp., senior note,
5.875%, 3/01/22	United States	200,000	220,718
5.00%, 10/01/22	United States	500,000	528,425
Sabine Pass Liquefaction LLC, first lien, 5.625%,
2/01/21	United States	2,000,000	2,137,500
4/15/23	United States	900,000	965,250
Sanchez Energy Corp., senior note, 6.125%, 1/15/23	United States	300,000	242,250
[e,j] W&T Offshore Inc.,
second lien, 144A, PIK, 9.00%, 5/15/20	United States	450,000	256,985
senior secured note, third lien, 144A, PIK, 8.50%, 6/15/21	United States	400,000	153,022
Weatherford International Ltd., senior note,
7.75%, 6/15/21	United States	800,000	795,000
8.25%, 6/15/23	United States	1,000,000	992,500
[e] Woodside Finance Ltd., senior note, 144A, 3.70%, 9/15/26	Australia	1,300,000	1,313,871
			33,510,496
Food & Staples Retailing 1.0%
[e] Cencosud SA, senior note, 144A,
4.875%, 1/20/23	Chile	1,500,000	1,591,335
5.15%, 2/12/25	Chile	1,500,000	1,610,115
[k] Kroger Co., senior bond, 2.65%, 10/15/26	United States	1,400,000	1,395,065
Walgreens Boots Alliance Inc., senior note, 3.80%, 11/18/24	United States	2,500,000	2,692,260
			7,288,775
Food, Beverage & Tobacco 1.4%
Anheuser-Busch InBev Finance Inc., senior note, 3.30%, 2/01/23	Belgium	1,300,000	1,372,224
[e] Imperial Brands Finance PLC, senior note, 144A, 3.50%, 2/11/23	United Kingdom	2,100,000	2,196,010
[e] JBS USA LLC/Finance Inc., senior note, 144A,
8.25%, 2/01/20	United States	2,000,000	2,072,500
5.75%, 6/15/25	United States	500,000	493,750

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, September 30, 2016 (unaudited) (continued)

Kraft Heinz Foods Co., senior bond, 3.00%, 6/01/26	United States	1,800,000		1,819,215
[e] Post Holdings Inc., senior note, 144A,
6.00%, 12/15/22	United States	500,000		530,000
7.75%, 3/15/24	United States	1,000,000		1,125,000
				9,608,699
Health Care Equipment & Services 1.9%
Alere Inc., senior sub. note, 6.50%, 6/15/20	United States	900,000		904,500
CHS/Community Health Systems Inc., senior note,
8.00%, 11/15/19	United States	1,500,000		1,477,500
6.875%, 2/01/22	United States	400,000		346,000
DaVita Inc.,
senior bond, 5.125%, 7/15/24	United States	500,000		510,938
senior bond, 5.00%, 5/01/25	United States	900,000		905,625
senior note, 5.75%, 8/15/22	United States	1,500,000		1,576,875
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	1,500,000		1,601,250
senior note, 7.50%, 2/15/22	United States	700,000		805,000
senior secured bond, first lien, 5.875%, 3/15/22	United States	1,000,000		1,110,000
senior secured bond, first lien, 5.25%, 4/15/25	United States	600,000		641,250
[e] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	400,000		431,000
Stryker Corp., senior bond, 3.50%, 3/15/26	United States	500,000		531,041
Tenet Healthcare Corp., senior note,
5.00%, 3/01/19	United States	500,000		493,750
5.50%, 3/01/19	United States	1,200,000		1,185,000
8.125%, 4/01/22	United States	1,000,000		1,005,000
				13,524,729
Insurance 1.1%
MetLife Inc., senior note,
3.60%, 4/10/24	United States	2,400,000		2,545,899
3.00%, 3/01/25	United States	300,000		305,774
[e] Nippon Life Insurance Co., sub. bond, 144A, 5.10% to 10/16/24, FRN thereafter,
10/16/44	Japan	3,500,000		3,864,210
Prudential Financial Inc., 3.50%, 5/15/24	United States	800,000		838,477
				7,554,360
Materials 5.0%
ArcelorMittal, senior note,
6.50%, 3/01/21	France	1,800,000		2,002,158
6.125%, 6/01/25	France	300,000		328,500
[e] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note,
144A,
7.00%, 11/15/20	Luxembourg	105,882		109,985
6.75%, 1/31/21	Luxembourg	200,000		208,000
6.00%, 6/30/21	Luxembourg	1,300,000		1,348,750
[e] Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	1,500,000		1,436,250
[e] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Mexico	1,000,000		1,022,975
[e] Cemex SAB de CV, first lien, 144A, 5.70%, 1/11/25	Mexico	1,500,000		1,517,212
[e] Ceramtec Group GmbH, senior note, 144A, 8.25%, 8/15/21	Germany	1,200,000	EUR	1,431,584
The Chemours Co., senior note, 6.625%, 5/15/23	United States	2,000,000		1,965,000
[e] First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	700,000		651,000
7.00%, 2/15/21	Canada	825,000		748,688
Freeport-McMoRan Inc., senior note, 4.55%, 11/14/24	United States	2,500,000		2,278,125
[e] Glencore Finance Canada Ltd., senior bond, 144A, 4.95%, 11/15/21	Switzerland	1,000,000		1,058,804
[e] Glencore Funding LLC, senior note, 144A,
4.125%, 5/30/23	Switzerland	600,000		597,861
4.625%, 4/29/24	Switzerland	250,000		255,625
[e] INVISTA Finance LLC, senior secured note, 144A, 4.25%, 10/15/19	United States	3,000,000		3,000,015
LYB International Finance BV, senior note, 4.00%, 7/15/23	United States	2,100,000		2,284,065
[e] Novelis Corp., senior bond, 144A, 5.875%, 9/30/26	United States	1,200,000		1,231,500
[e] Owens-Brockway Glass Container Inc., senior note, 144A,
5.00%, 1/15/22	United States	1,400,000		1,489,250
5.875%, 8/15/23	United States	700,000		752,937

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, September 30, 2016 (unaudited) (continued)

Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer
Luxembourg SA,
first lien, 5.75%, 10/15/20	United States	700,000		722,750
[e] first lien, 144A, 5.125%, 7/15/23	United States	700,000		723,625
senior note, 8.25%, 2/15/21	United States	1,000,000		1,043,439
[e] senior note, 144A, 7.00%, 7/15/24	United States	300,000		322,313
[e] Sealed Air Corp.,
senior bond, 144A, 5.125%, 12/01/24	United States	1,000,000		1,061,250
senior bond, 144A, 5.50%, 9/15/25	United States	400,000		430,000
senior note, 144A, 4.875%, 12/01/22	United States	1,000,000		1,053,750
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24	United States	1,000,000		1,050,000
senior note, 5.125%, 10/01/21	United States	1,000,000		1,043,750
[e] U.S. Coatings Acquisition Inc./Flash Dutch 2 BV, 144A, 5.75%, 2/01/21	United States	1,000,000	EUR	1,174,843
[e] Valvoline Inc., senior note, 144A, 5.50%, 7/15/24	United States	700,000		735,000
				35,079,004
Media 4.4%
21st Century Fox America Inc., senior note, 3.00%, 9/15/22	United States	500,000		521,430
[e] Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%, 5/15/26	United States	1,200,000		1,242,000
CCO Holdings LLC/CCO Holdings Capital Corp., senior bond,
5.25%, 9/30/22	United States	2,000,000		2,095,000
[e] 144A, 5.375%, 5/01/25	United States	900,000		946,125
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	1,000,000		1,046,250
senior sub. note, 7.625%, 3/15/20	United States	200,000		193,000
senior sub. note, 7.625%, 3/15/20	United States	500,000		498,125
CSC Holdings LLC, senior note, 6.75%, 11/15/21	United States	2,000,000		2,120,000
DISH DBS Corp., senior note,
6.75%, 6/01/21	United States	500,000		540,000
5.875%, 7/15/22	United States	500,000		516,250
5.875%, 11/15/24	United States	500,000		495,625
Gannett Co. Inc.,
senior bond, 6.375%, 10/15/23	United States	1,000,000		1,078,750
[e] senior bond, 144A, 5.50%, 9/15/24	United States	300,000		310,875
senior note, 5.125%, 7/15/20	United States	1,000,000		1,033,750
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	2,400,000		1,797,000
senior secured note, first lien, 9.00%, 9/15/22	United States	700,000		510,125
[e] Nextstar Escrow Corp., senior note, 144A, 5.625%, 8/01/24	United States	600,000		606,000
[e] Sirius XM Radio Inc., senior bond, 144A,
6.00%, 7/15/24	United States	1,700,000		1,816,875
5.375%, 4/15/25	United States	800,000		828,000
Time Warner Cable LLC, senior note, 4.00%, 9/01/21	United States	1,300,000		1,381,276
Time Warner Inc., senior bond, 2.95%, 7/15/26	United States	1,800,000		1,826,354
[e] Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, senior secured
note, first lien, 144A, 5.625%, 4/15/23	Germany	640,000	EUR	764,321
[e] Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	Germany	1,700,000		1,799,875
[e] Univision Communications Inc., senior secured note, first lien, 144A, 5.125%,
2/15/25	United States	2,500,000		2,525,000
[e] Virgin Media Finance PLC, senior bond, 144A, 6.375%, 10/15/24	United Kingdom	900,000	GBP	1,218,957
[e] Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%,
1/15/25	United Kingdom	1,900,000		1,949,875
[e] Ziggo Secured Finance BV, senior secured bond, 144A, 4.25%, 1/15/27	Netherlands	700,000	EUR	789,610
				30,450,448
Pharmaceuticals, Biotechnology & Life Sciences 2.6%
Actavis Funding SCS, senior bond, 3.80%, 3/15/25	United States	2,200,000		2,333,764
Baxalta Inc., senior note, 4.00%, 6/23/25	United States	2,500,000		2,665,890
Biogen Inc., senior note, 3.625%, 9/15/22	United States	1,500,000		1,608,939
[e] Endo Finance LLC/Endo Ltd./Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	1,200,000		1,066,500
senior note, 144A, 6.00%, 7/15/23	United States	700,000		640,500
Gilead Sciences Inc., senior bond, 3.65%, 3/01/26	United States	3,000,000		3,234,720
[e] Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior note,
144A, 6.375%, 8/01/23	United States	1,400,000		1,459,500

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, September 30, 2016 (unaudited) (continued)

[e] Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20	United States	2,400,000		2,262,000
[e] Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	300,000		259,125
senior note, 144A, 5.50%, 3/01/23	United States	400,000		344,000
Zoetis Inc., senior bond, 3.25%, 2/01/23	United States	2,500,000		2,580,600
				18,455,538
Real Estate 0.8%
American Tower Corp., senior bond, 3.375%, 10/15/26	United States	2,400,000		2,439,168
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	2,500,000		2,634,375
MPT Operating Partnership LP/MPT Finance Corp., senior bond, 5.25%, 8/01/26	United States	400,000		416,000
				5,489,543
Retailing 0.6%
[e,i] Edcon Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	1,800,000	EUR	516,229
Home Depot Inc., senior note, 2.125%, 9/15/26	United States	1,500,000		1,477,453
Netflix Inc., senior bond, 5.875%, 2/15/25	United States	2,300,000		2,501,250
				4,494,932
Semiconductors & Semiconductor Equipment 0.2%
Qorvo Inc., senior bond, 7.00%, 12/01/25	United States	1,400,000		1,524,250
Software & Services 0.9%
[e] BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	2,000,000		1,825,000
[e] First Data Corp.,
second lien, 144A, 5.75%, 1/15/24	United States	2,100,000		2,165,625
senior note, 144A, 7.00%, 12/01/23	United States	700,000		742,000
Fiserv Inc., senior bond, 3.85%, 6/01/25	United States	600,000		650,246
Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	1,000,000		1,017,500
				6,400,371
Technology Hardware & Equipment 0.6%
[e] CommScope Technologies Finance LLC, senior bond, 144A, 6.00%, 6/15/25	United States	1,000,000		1,071,250
[e] Diamond 1 Finance Corp./Diamond 2 Finance Corp., senior note, 144A,
5.875%, 6/15/21	United States	300,000		318,879
7.125%, 6/15/24	United States	200,000		220,096
[e] Western Digital Corp., senior note, 144A, 10.50%, 4/01/24	United States	2,000,000		2,327,500
				3,937,725
Telecommunication Services 3.6%
AT&T Inc., senior bond, 3.40%, 5/15/25	United States	1,900,000		1,956,722
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	700,000		730,625
senior bond, 5.625%, 4/01/25	United States	900,000		865,125
senior note, 6.45%, 6/15/21	United States	500,000		538,125
[e] Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	1,200,000		1,038,840
[e] Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	1,000,000		888,275
[e] Hughes Satellite Systems Corp., senior bond, 144A, 6.625%, 8/01/26	United States	1,900,000		1,838,250
Intelsat Jackson Holdings SA, senior note,
7.25%, 10/15/20	Luxembourg	1,000,000		780,000
7.50%, 4/01/21	Luxembourg	500,000		380,000
[e] Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	2,200,000		2,304,500
Sprint Communications Inc., senior note,
8.375%, 8/15/17	United States	700,000		728,875
6.00%, 11/15/22	United States	500,000		470,625
[e] 144A, 9.00%, 11/15/18	United States	1,500,000		1,659,375
[e] 144A, 7.00%, 3/01/20	United States	800,000		866,000
Sprint Corp., senior bond, 7.875%, 9/15/23	United States	500,000		507,500
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	500,000		542,785
senior bond, 6.375%, 3/01/25	United States	1,300,000		1,417,000
senior note, 6.542%, 4/28/20	United States	1,400,000		1,449,000
senior note, 6.125%, 1/15/22	United States	200,000		213,250
senior note, 6.00%, 4/15/24	United States	200,000		214,500
Verizon Communications Inc., senior note, 5.15%, 9/15/23	United States	2,000,000		2,331,194
[e] Wind Acquisition Finance SA, senior secured note, 144A,
4.00%, 7/15/20	Italy	1,200,000	EUR	1,371,169

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, September 30, 2016 (unaudited) (continued)

7.00%, 4/23/21	Italy	1,500,000	EUR	1,766,344
				24,858,079
Transportation 0.7%
FedEx Corp., senior bond, 3.25%, 4/01/26	United States	1,800,000		1,903,320
[e] Florida East Coast Holdings Corp.,
secured note, first lien, 144A, 6.75%, 5/01/19	United States	900,000		927,000
senior note, 144A, 9.75%, 5/01/20	United States	400,000		365,000
[e] Stena International SA, senior secured bond, first lien, 144A, 5.75%, 3/01/24	Sweden	700,000		585,812
United Airlines Pass Through Trust, second lien, 2016-1, A, 3.45%, 1/07/30	United States	1,000,000		1,043,750
				4,824,882
Utilities 2.3%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	1,200,000		1,188,000
senior note, 5.375%, 1/15/23	United States	1,300,000		1,301,625
Dominion Resources Inc., senior bond, 2.85%, 8/15/26	United States	1,100,000		1,097,171
[e,h] EDF SA, sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	3,000,000		2,933,865
Exelon Corp., senior bond, 3.95%, 6/15/25	United States	1,800,000		1,946,104
[e] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	2,500,000		2,125,000
Sempra Energy,
senior bond, 3.55%, 6/15/24	United States	700,000		741,054
senior note, 3.75%, 11/15/25	United States	1,100,000		1,185,588
The Southern Co., senior bond, 3.25%, 7/01/26	United States	2,800,000		2,907,848
[e,i] Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric
Holdings Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	United States	3,000,000		916,875
				16,343,130
Total Corporate Bonds (Cost $310,764,872)				303,644,260
[l] Senior Floating Rate Interests 10.8%
Automobiles & Components 0.3%
TI Group Automotive Systems LLC, Initial U.S. Term Loan, 4.50%, 6/25/22	United States	2,262,280		2,273,574
Capital Goods 0.3%
Doncasters U.S. Finance LLC, Second Lien Term Loan, 9.50%, 10/09/20	United States	76,701		72,003
Leidos (Abacus Innovations Corp.), B Term Loan, 3.274%, 8/16/23	United States	161,767		162,913
Sensus USA Inc., Term Loan, 6.50%, 4/05/23	United States	1,775,550		1,787,388
Ventia Pty. Ltd., Refinancing Term B Loans, 5.00%, 5/21/22	Australia	83,624		84,146
				2,106,450
Commercial & Professional Services 0.1%
Kar Auction Services Inc., Tranche B-3 Term Loan, 4.375%, 3/09/23	United States	886,606		899,617
Consumer Durables & Apparel 0.1%
Prime Security Services Borrower LLC, Term B-1 Loans, 4.75%, 5/02/22	United States	671,175		678,830
Consumer Services 0.8%
Aristocrat Technologies Inc., Term B-1 Loans, 3.50%, 10/20/21	United States	175,670		176,494
Fitness International LLC, Term B Loan, 6.00%, 7/01/20	United States	3,919,925		3,917,541
[c,j] Turtle Bay Holdings LLC, Term Loan B, PIK, 3.375%, 6/30/17	United States	1,110,374		1,099,270
				5,193,305
Diversified Financials 0.3%
First Eagle Investment Management, Initial Term Loans, 4.838%, 12/01/22	United States	498,930		498,307
Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan,
4.25% - 5.75%, 7/22/20	United States	915,516		920,667
Russell Investments US Institutional Holdco Inc., Initial Term Loan, 6.75%,
6/01/23	United States	333,329		331,454
				1,750,428
Energy 1.5%
[c] Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 6.75%, 8/16/20	United States	2,831,835		2,350,423
Second Lien Initial Term Loan, 11.75%, 2/16/21	United States	1,248,332		1,029,874
Fieldwood Energy LLC, Loans, 3.875%, 10/01/18	United States	3,706,974		3,262,137
Foresight Energy LLC, Term Loans, 6.50%, 8/23/20	United States	1,372,000		1,275,960
McDermott Finance LLC, Term Loan, 8.25%, 4/16/19	United States	147,996		148,967
OSG Bulk Ships Inc., Initial Term Loan, 5.25%, 8/05/19	United States	1,031,410		1,030,121

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, September 30, 2016 (unaudited) (continued)

OSG International Inc., Initial Term Loan, 5.75%, 8/05/19	United States	1,679,815	1,682,965
			10,780,447
Health Care Equipment & Services 0.4%
Carestream Health Inc., Term Loan, 5.00%, 6/07/19	United States	492,647	458,531
Community Health Systems Inc., 2018 Term F Loans, 4.083%, 12/31/18	United States	1,968,070	1,959,706
			2,418,237
Materials 1.2%
The Chemours Co. LLC, Tranche B Term Loan, 3.75%, 5/12/22	United States	3,567,995	3,539,451
Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	796,895	796,895
FMG America Finance Inc. (Fortescue Metals Group), Loans, 3.75%, 6/30/19	Australia	1,452,535	1,452,762
Huntsman International LLC, 2015 Extended Term B Dollar Loan, 3.524% -
3.644%, 4/19/19	United States	276,831	277,956
Novelis Inc., Initial Term Loan, 4.00% - 4.088%, 6/02/22	Canada	792,034	796,489
[c] OCI Beaumont LLC, Term B-3 Loan, 7.75%, 8/20/19	United States	1,736,580	1,684,483
			8,548,036
Media 1.4%
Charter Communications Operating LLC (CCO Safari), Term A Loan, 2.53%,
5/18/21	United States	994,500	989,734
CSC Holdings Inc. (Cablevision), Initial Term Loans, 5.00%, 10/09/22	United States	1,875,983	1,883,018
Radio One Inc., Term Loan B, 5.03%, 12/31/18	United States	6,781,995	6,781,995
UPC Financing Partnership, Facility AN, 4.08%, 8/31/24	Netherlands	303,920	305,582
			9,960,329
Pharmaceuticals, Biotechnology & Life Sciences 1.5%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, 2015 Incremental Term
B Loans, 3.75%, 9/25/22	United States	2,780,863	2,778,380
Grifols Worldwide Operations USA Inc., U.S. Tranche B Term Loan, 3.448%,
2/27/21	United States	2,731,817	2,760,056
Valeant Pharmaceuticals International Inc.,
[k] Series A-3 Tranche A Term Loan, 4.28%, 10/20/18	United States	2,490,967	2,491,590
Series C-2 Tranche B Term Loan, 5.25%, 12/11/19	United States	800,250	802,350
Series D-2 Tranche B Term Loan, 5.00%, 2/13/19	United States	1,299,537	1,300,214
Series F-1 Tranche B Term Loan, 5.50%, 4/01/22	United States	345,616	347,084
			10,479,674
Retailing 0.6%
Ascena Retail Group Inc., Tranche B Term Loan, 5.25%, 8/21/22	United States	3,485,285	3,374,502
[k] Dollar Tree Inc., Term A-1 Loans, 4.25%, 7/06/20	United States	690,533	690,519
PetSmart Inc., Term Loans, 4.25%, 3/10/22	United States	348,237	349,325
			4,414,346
Semiconductors & Semiconductor Equipment 0.8%
Avago Technologies Cayman Finance Ltd., Term B-3 Loans, 3.524%, 2/01/23	Singapore	1,918,126	1,943,301
MACOM Technology Solutions Holdings Inc., Initial Term Loan, 4.50%, 5/07/21	United States	767,321	774,035
MKS Instruments Inc., Tranche B-1 Term Loans, 4.25%, 5/01/23	United States	503,287	510,365
ON Semiconductor Corp.,
[k] 2016 Replacement Term Loans, 5.75%, 3/31/23	United States	705,433	709,255
Closing Date Term Loans, 3.776%, 3/31/23	United States	1,758,635	1,771,336
			5,708,292
Software & Services 0.7%
MoneyGram International Inc., Term Loan, 4.25%, 3/27/20	United States	4,944,601	4,808,625
Technology Hardware & Equipment 0.4%
Ciena Corp., Term Loan, 3.75%, 7/15/19	United States	225,798	226,081
[k] Consolidated Communications Inc., Term Loan, 5.50%, 10/04/23	United States	240,263	242,215
[k] Dell International LLC, Term A-3 Loan, 2.53%, 12/31/18	United States	971,147	967,072
Western Digital Corp., Term Loan B-1, 4.50%, 4/29/23	United States	951,083	962,674
Zebra Technologies Corp., Refinancing Term Loan, 4.089%, 10/27/21	United States	358,903	363,473
			2,761,515
Telecommunication Services 0.0%†
Global Tel*Link Corp., Term Loan, 5.00%, 5/23/20	United States	281,462	273,487
Transportation 0.2%
[k] Air Canada, Term Loan, 5.25%, 9/26/19	Canada	49,550	49,767
Navios Maritime Midstream Partners LP, Initial Term Loan, 5.50%, 6/18/20	Marshall Islands	1,288,822	1,263,045
Navios Maritime Partners LP, Initial Term Loan, 5.25%, 6/27/18	Marshall Islands	61,049	56,165

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, September 30, 2016 (unaudited) (continued)

XPO Logistics Inc., Refinancing Term Loans, 4.25%, 10/30/21	United States	128,725			129,578
					1,498,555
Utilities 0.2%
EFS Cogen Holdings I LLC (Linden), Term B Advance, 5.25%, 6/28/23	United States	175,698			177,894
NRG Energy Inc., Term Loans, 3.50%, 6/30/23	United States	867,825			870,989
					1,048,883
Total Senior Floating Rate Interests (Cost $75,987,564)					75,602,629
Foreign Government and Agency Securities 10.7%
Government of Hungary, senior note, 6.25%, 1/29/20	Hungary	1,500,000			1,686,712
Government of Indonesia,
6.125%, 5/15/28	Indonesia	34,000,000,000		IDR	2,383,726
FR34, 12.80%, 6/15/21	Indonesia	17,235,000,000		IDR	1,642,482
senior bond, FR53, 8.25%, 7/15/21	Indonesia	46,000,000,000		IDR	3,728,180
senior bond, FR70, 8.375%, 3/15/24	Indonesia	26,500,000,000		IDR	2,187,859
Government of Malaysia,
3.80%, 8/17/23	Malaysia	21,100,000		MYR	5,218,494
senior bond, 3.814%, 2/15/17	Malaysia	2,500,000		MYR	607,659
senior bond, 4.24%, 2/07/18	Malaysia	1,800,000		MYR	444,618
senior note, 3.394%, 3/15/17	Malaysia	16,000,000		MYR	3,886,195
senior note, 4.012%, 9/15/17	Malaysia	23,400,000		MYR	5,738,050
Government of Mexico,
7.25%, 12/15/16	Mexico	930,330[m] MXN			4,820,304
7.75%, 12/14/17	Mexico	345,000[m] MXN			1,836,741
senior note, 8.50%, 12/13/18	Mexico	1,405,000	[m]	MXN	7,690,940
senior note, M, 5.00%, 6/15/17	Mexico	750,000	[m]	MXN	3,865,172
[e] Government of Serbia, senior note, 144A,
4.875%, 2/25/20	Serbia	4,000,000			4,187,320
7.25%, 9/28/21	Serbia	200,000			233,264
Government of Sri Lanka, B, 6.40%, 10/01/16	Sri Lanka	16,000,000		LKR	109,129
Government of the Philippines, senior note, 3-21, 2.875%, 5/22/17	Philippines	77,000,000		PHP	1,600,766
[e] Government of Ukraine, 144A,
7.75%, 9/01/22	Ukraine	200,000			193,685
7.75%, 9/01/23	Ukraine	669,000			645,083
7.75%, 9/01/24	Ukraine	369,000			353,327
7.75%, 9/01/25	Ukraine	369,000			351,875
7.75%, 9/01/26	Ukraine	369,000			350,015
7.75%, 9/01/27	Ukraine	369,000			348,760
[a,n] VRI, GDP Linked Securities, 5/31/40	Ukraine	1,952,000			633,658
[o] Government of Uruguay, senior bond, Index Linked, 4.375%, 12/15/28	Uruguay	196,182,539		UYU	6,348,610
Nota Do Tesouro Nacional,
10.00%, 1/01/21	Brazil	5,000	[p]	BRL	1,466,495
10.00%, 1/01/23	Brazil	4,000	[p]	BRL	1,151,511
[q] Index Linked, 6.00%, 8/15/18	Brazil	5,525	[p]	BRL	4,989,690
[q] Index Linked, 6.00%, 5/15/23	Brazil	3,350	[p]	BRL	3,040,393
senior note, 10.00%, 1/01/17	Brazil	7,500	[p]	BRL	2,286,619
[o] Uruguay Notas del Tesoro, 18, Index Linked, 2.25%, 8/23/17	Uruguay	30,785,795		UYU	1,049,658
Total Foreign Government and Agency Securities (Cost $83,100,245)					75,076,990
U.S. Government and Agency Securities 5.3%
U.S. Treasury Bond,
7.875%, 2/15/21	United States	900,000			1,160,051
6.50%, 11/15/26	United States	2,400,000			3,498,938
[o] Index Linked, 0.625%, 1/15/24	United States	4,909,523			5,159,653
[o] Index Linked, 2.375%, 1/15/25	United States	3,064,160			3,658,264
U.S. Treasury Note,
4.625%, 2/15/17	United States	600,000			609,404
3.75%, 11/15/18	United States	7,000,000			7,434,630
2.75%, 2/15/24	United States	4,000,000			4,366,876
[o] Index Linked, 2.125%, 1/15/19	United States	784,640			836,084
[o] Index Linked, 0.625%, 7/15/21	United States	1,708,446			1,795,872
[o] Index Linked, 0.125%, 7/15/24	United States	8,635,328			8,778,286
Total U.S. Government and Agency Securities (Cost $36,408,779)					37,298,058

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, September 30, 2016 (unaudited) (continued)

Asset-Backed Securities and Commercial Mortgage-Backed
Securities 8.7%
Banks 2.2%
Banc of America Commercial Mortgage Trust, 2006-4, AJ, 5.695%, 7/10/46	United States	1,009,804	997,122
[l] Bear Stearns Adjustable Rate Mortgage Trust, 2004-4, A6, FRN, 3.043%,
6/25/34	United States	1,517,798	1,508,890
Bear Stearns Commercial Mortgage Securities Trust,
[l] 2006-PW11, AJ, FRN, 5.436%, 3/11/39	United States	1,000,000	961,633
2006-PW13, AJ, 5.611%, 9/11/41	United States	518,117	517,902
[l] CD Mortgage Trust, 2006-CD3, AJ, FRN, 5.688%, 10/15/48	United States	2,700,000	1,595,304
[l] Citibank Credit Card Issuance Trust,
2013-A2, A2, FRN, 0.805%, 5/26/20	United States	650,000	651,267
2013-A4, A4, FRN, 0.945%, 7/24/20	United States	710,000	713,051
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	United States	1,667,000	1,562,704
[l] 2007-C6, AM, FRN, 5.711%, 12/10/49	United States	1,700,000	1,727,385
[l] Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 5.758%, 7/10/38	United States	1,215,000	1,121,794
CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%, 4/15/50	United States	915,000	987,957
[l] CWABS Asset-Backed Certificates Trust, 2005-11, AF4, FRN, 4.732%, 3/25/34	United States	1,275,000	1,273,401
JP Morgan Chase Commercial Mortgage Securities Trust,
2006-CB17, AM, 5.464%, 12/12/43	United States	760,000	761,048
[l] 2006-LDP7, AJ, FRN, 6.116%, 4/17/45	United States	635,000	477,444
[l] Merrill Lynch Mortgage Investors Trust, 2005-A6, 2A3, FRN, 0.905%, 8/25/35	United States	233,579	225,849
[l] Morgan Stanley Capital I Trust, 2006-HQ8, AJ, FRN, 5.422%, 3/12/44	United States	69,816	70,158
			15,152,909
Diversified Financials 6.5%
[e,l] Ares Enhanced Loan Investment Strategy IR Ltd., 2013-IRAR, A2A, 144A, FRN,
2.615%, 7/23/25	Cayman Islands	740,000	735,849
[e,l] Atrium X, 10A, C, 144A, FRN, 3.279%, 7/16/25	United States	1,400,000	1,391,530
[e,l] Atrium XI, 11A, C, 144A, FRN, 3.915%, 10/23/25	Cayman Islands	1,820,000	1,820,601
Banc of America Commercial Mortgage Trust, 2015-UBS7,
A3, 3.441%, 9/15/48	United States	1,050,000	1,140,105
A4, 3.705%, 9/15/48	United States	1,170,000	1,293,082
[l] Bank of America Credit Card Trust, 2005-A1, A, FRN, 0.854%, 6/15/20	United States	800,000	801,649
[e,l] BCAP LLC Trust, 2009-RR1, 2A2, 144A, FRN, 2.963%, 5/26/35	United States	440,000	423,786
[l] Capital One Multi-Asset Execution Trust,
2014-A3, A3, FRN, 0.904%, 1/18/22	United States	370,000	371,207
2016-A1, A1, FRN, 0.974%, 2/15/22	United States	2,950,000	2,969,625
2016-A2, A2, FRN, 1.154%, 2/15/24	United States	3,990,000	4,018,195
[e,l] Catamaran CLO Ltd., 2013-1A, C, 144A, FRN, 3.334%, 1/27/25	United States	1,130,000	1,114,790
[e,l] Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 1.185%, 3/11/21	United States	1,251,000	1,198,370
[e,l] Cent CLO LP, 2013-17A, B, 144A, FRN, 3.757%, 1/30/25	United States	784,314	788,290
[l] Chase Issuance Trust,
2012-A10, A10, FRN, 0.784%, 12/16/19	United States	470,000	470,781
2013-A6, A6, FRN, 0.944%, 7/15/20	United States	1,090,000	1,094,605
[e,l] CIFC Funding Ltd., 2007-3A, A1J, 144A, FRN, 1.121%, 7/26/21	United States	960,000	955,392
[e,l] Cole Park CLO Ltd., 15-1A, B, 144A, FRN, 2.946%, 10/20/28	Cayman Islands	270,000	272,115
[e] Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	United States	1,410,000	1,486,470
[e,l] Cumberland Park CLO Ltd., 2015-2A,
B, 144A, FRN, 2.796%, 7/20/26	United States	1,080,000	1,081,274
C, 144A, FRN, 3.546%, 7/20/26	United States	190,000	189,586
[l] Discover Card Execution Note Trust, 2016-A2, A2, FRN, 1.064%, 9/15/21	United States	2,950,000	2,975,640
[e,l] Dryden 34 Senior Loan Fund, 2014-34A, B, 144A, FRN, 2.58%, 10/15/26	Cayman Islands	500,000	501,015
[e,l] Dryden XXVIII Senior Loan Fund, 13-28A, A3L, 144A, FRN, 3.517%, 8/15/25	Cayman Islands	1,000,000	1,003,790
[e,l] Eaton Vance CDO Ltd., 2014-1A,
B, 144A, FRN, 2.73%, 7/15/26	United States	426,000	425,421
C, 144A, FRN, 3.68%, 7/15/26	United States	167,100	166,534
[e,l] Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN, 3.555%,
9/10/35	United States	1,350,000	1,466,480
[l] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 2.725%, 2/25/24	United States	1,500,000	1,540,869
2014-HQ2, M2, FRN, 2.725%, 9/25/24	United States	1,000,000	1,031,570
2015-HQ1, M2, FRN, 2.725%, 3/25/25	United States	1,000,000	1,013,608
[e,l] Flagship CLO VIII Ltd., 2014-8A, A, 144A, FRN, 2.239%, 1/16/26	Cayman Islands	540,000	541,409

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, September 30, 2016 (unaudited) (continued)

[e] Flatiron CLO Ltd., 2014-1A, A1, 144A, 2.059%, 7/17/26	Cayman Islands	1,640,000	1,638,048
[e] G-Force LLC, 2005-RRA, C, 144A, 5.20%, 8/22/36	United States	2,000,000	1,938,740
[l] Impac Secured Assets Trust, 2007-2, FRN, 0.775%, 4/25/37	United States	245,890	224,459
[e,l] Invitation Homes Trust, 2015-SFR1, A, 144A, FRN, 1.981%, 3/17/32	United States	1,443,976	1,454,073
[e,l] LCM XVI LP, 16A, B, 144A, FRN, 2.68%, 7/15/26	Cayman Islands	670,000	671,628
[l] MortgageIT Trust, 2004-1, A2, FRN, 1.425%, 11/25/34	United States	290,927	277,362
[e,l] Octagon Investment Partners XVII Ltd., 13-1A, B1, 144A, FRN, 2.415%,
10/25/25	Cayman Islands	430,000	429,557
[e,l] Octagon Investment Partners XXIII Ltd., 15-1A, 144A, FRN, 2.68%, 7/15/27	Cayman Islands	400,000	402,348
[l] Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN, 0.835%,
11/25/35	United States	468,020	441,316
[l] Structured Asset Securities Corp., 2005-2XS, 2A2, FRN, 2.024%, 2/25/35	United States	287,233	275,691
[l] Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 2.526%, 4/25/45	United States	241,825	242,835
[e,l] Voya CLO Ltd.,
2013-1A, B, 144A, FRN, 3.58%, 4/15/24	United States	270,000	269,414
2013-2A, B, 144A, FRN, 3.395%, 4/25/25	United States	1,080,000	1,062,094
2015-2A, B, 144A, FRN, 2.695%, 7/23/27	Cayman Islands	820,000	820,517
Wells Fargo Mortgage Backed Securities Trust,
[l] 2004-W, A9, FRN, 2.816%, 11/25/34	United States	787,284	799,031
2007-3, 3A1, 5.50%, 4/25/22	United States	188,124	192,954
			45,423,705
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $60,111,213)			60,576,614
Mortgage-Backed Securities 10.2%
[l] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate
0.0%†
FHLMC, 2.681%, 1/01/33	United States	39,632	41,305
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 5.0%
FHLMC Gold 15 Year, 5.50%, 7/01/17 - 7/01/19	United States	37,884	39,246
FHLMC Gold 15 Year, 6.00%, 5/01/17	United States	706	712
[k] FHLMC Gold 30 Year, 3.00%, 10/01/46	United States	13,250,000	13,772,523
FHLMC Gold 30 Year, 3.50%, 8/01/46	United States	5,408,528	5,716,013
FHLMC Gold 30 Year, 4.00%, 6/01/46	United States	12,496,346	13,426,193
FHLMC Gold 30 Year, 4.00%, 8/01/46	United States	636,151	685,217
FHLMC Gold 30 Year, 5.00%, 4/01/34 - 8/01/35	United States	302,750	336,545
FHLMC Gold 30 Year, 5.50%, 3/01/33 - 1/01/35	United States	246,479	279,105
FHLMC Gold 30 Year, 6.00%, 4/01/33 - 2/01/36	United States	214,797	248,072
FHLMC Gold 30 Year, 6.50%, 11/01/27 - 6/01/36	United States	43,245	49,949
FHLMC Gold 30 Year, 7.00%, 9/01/21 - 4/01/30	United States	19,780	21,823
FHLMC Gold 30 Year, 7.50%, 8/01/30 - 7/01/31	United States	1,093	1,185
			34,576,583
[l] Federal National Mortgage Association (FNMA) Adjustable Rate
0.0%†
FNMA, 2.613% - 2.792%, 12/01/34 - 4/01/20	United States	137,359	145,120
Federal National Mortgage Association (FNMA) Fixed Rate 3.3%
FNMA 15 Year, 2.50%, 7/01/22 - 6/01/27	United States	435,867	452,043
FNMA 15 Year, 4.50%, 6/01/19 - 3/01/20	United States	55,821	57,300
FNMA 15 Year, 5.00%, 10/01/17 - 6/01/18	United States	32,177	33,084
FNMA 15 Year, 5.50%, 1/01/17 - 11/01/18	United States	125,680	128,232
[k] FNMA 30 Year, 3.00%, 10/01/46	United States	13,750,000	14,296,777
FNMA 30 Year, 3.50%, 7/01/46	United States	7,237,165	7,641,259
FNMA 30 Year, 5.00%, 4/01/30	United States	85,237	94,853
FNMA 30 Year, 6.50%, 6/01/28 - 10/01/37	United States	228,800	264,301
			22,967,849
Government National Mortgage Association (GNMA) Fixed Rate
1.9%
GNMA I SF 30 Year, 5.00%, 11/15/33 - 7/15/34	United States	318,593	358,732
GNMA I SF 30 Year, 6.50%, 2/15/32	United States	2,029	2,341
GNMA I SF 30 Year, 7.00%, 10/15/28 - 6/15/32	United States	17,486	17,866
GNMA I SF 30 Year, 7.50%, 9/15/30	United States	1,335	1,583
[k] GNMA II SF 30 Year, 3.00%, 10/01/46	United States	7,400,000	7,753,813
GNMA II SF 30 Year, 3.50%, 8/20/46	United States	4,757,992	5,062,934
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	90,226	101,408

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, September 30, 2016 (unaudited) (continued)

GNMA II SF 30 Year, 6.00%, 11/20/34	United States	106,909		125,984
GNMA II SF 30 Year, 6.50%, 4/20/31 - 2/20/34	United States	52,383		62,327
GNMA II SF 30 Year, 7.50%, 1/20/28 - 4/20/32	United States	12,190		14,322
				13,501,310
Total Mortgage-Backed Securities (Cost $70,945,650)				71,232,167
Municipal Bonds 0.9%
Illinois State GO, Build America Bonds, 7.35%, 7/01/35	United States	1,000,000		1,127,100
New York City HDC Capital Fund Grant Program Revenue, New York City
Housing Authority Program, Series B1, 5.00%, 7/01/33	United States	500,000		593,075
Port Authority of New York and New Jersey Revenue, Consolidated, One
Hundred Ninety-First Series, 4.823%, 6/01/45	United States	1,490,000		1,649,594
Puerto Rico Electric Power Authority Power Revenue,
Series A, 6.75%, 7/01/36	United States	3,465,000		2,359,665
Series XX, 5.25%, 7/01/40	United States	165,000		111,375
Total Municipal Bonds (Cost $6,370,068)				5,840,809
		Shares
Escrows and Litigation Trusts 0.0%†
Energy 0.0%†
[a] Penn Virginia Corp., Litigation Trust	United States	1,500,000		26,250
Materials 0.0%
[a,f] NewPage Corp., Litigation Trust	United States	2,500,000		—
Total Escrows and Litigation Trusts (Cost $—)				26,250
	Counterparty	Notional Amount*
Options Purchased 0.0%†
Calls - Over-the-Counter
Currency Options 0.0%†
USD/KRW, November Strike Price 1125 KRW, Expires 11/18/16	JPHQ	3,500,000		31,615
USD/MXN, November Strike Price 20.30 MXN, Expires 11/18/16	JPHQ	3,500,000		48,447
USD/MXN, November Strike Price 20.50 MXN, Expires 11/18/16	JPHQ	3,500,000		40,562
				120,624
Puts - Over-the-Counter
Currency Options 0.0%†
CAD/JPY, November Strike Price 75.50 JPY, Expires 11/18/16	CITI	4,600,000	CAD	42,606

Total Options Purchased (Cost $240,258)				163,230
Total Investments before Short Term Investments (Cost $711,906,576)				696,477,956
Short Term Investments 5.1%
	Country	Principal Amount*
U.S. Government and Agency Securities (Cost $279,477) 0.0%†
[r] U.S. Treasury Bill, 3/02/17	United States	280,000		279,584
Total Investments before Money Market Funds (Cost $712,186,053)				696,757,540
		Shares
Money Market Funds (Cost $35,707,558) 5.1%
[a,g] Institutional Fiduciary Trust Money Market Portfolio	United States	35,707,558		35,707,558
Total Investments (Cost $747,893,611) 104.7%				732,465,098
Other Assets, less Liabilities (4.7)%				(33,021,762)
Net Assets 100.0%				$699,443,336

† Rounds to less than 0.1% of net assets.
* The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b The security is owned by FT Holdings Corporation III, a wholly-owned subsidiary of the Fund. See Note 11.
c At September 30, 2016, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments, September 30, 2016 (unaudited) (continued)
d See Note 7 regarding restricted securities.
e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2016, the aggregate value of these securities was $142,812,690, representing 20.4% of net assets.
f Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2016, the aggregate value of these securities was $339,854, representing 0.1% of net assets.
g See Note 10 regarding investments in affiliated management investment companies.
h Perpetual security with no stated maturity date.
i Defaulted security or security for which income has been deemed uncollectible.
j Income may be received in additional securities and/or cash.
k A portion or all of the security purchased on a when-issued, delayed delivery, or to-be-announced (TBA) basis.
l The coupon rate shown represents the rate at period end.
m Principal amount is stated in 100 Mexican Peso Units.
n The principal represents the notional amount. See Note 3 regarding value recovery instruments.
o Principal amount of security is adjusted for inflation.
p Principal amount is stated in 1,000 Brazilian Real Units.
q Redemption price at maturity is adjusted for inflation.
r The security was issued on a discount basis with no stated coupon rate.

At September 30, 2016, the Fund had the following financial futures contracts outstanding. See Note 3.

Financial Futures Contracts

		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
Euro-Bund	Long	27	$5,027,769	12/08/16	$3,884	$-
Long Gilt	Long	30	5,067,050	12/28/16	-	(28,021)
US 10 Yr. Ultra	Long	33	4,757,156	12/20/16	5,627	-
Total Financial Futures Contracts					$9,511	$(28,021)
Net unrealized appreciation (depreciation)						$(18,510)

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, September 30, 2016 (unaudited) (continued)

At September 30, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forw ard Exchange Contracts
Australian Dollar	DBAB	Sell	1,950,000	$1,403,025	10/20/16	$-	$(89,084)
British Pound	DBAB	Sell	687,472	1,004,878	10/20/16	113,024	-
British Pound	JPHQ	Sell	250,000	360,156	10/20/16	35,833	-
Euro	BZWS	Sell	2,261,311	2,564,440	10/20/16	20,747	-
Euro	CITI	Sell	1,058,200	1,198,832	10/20/16	8,489	-
Euro	DBAB	Buy	1,876,388	2,116,683	10/20/16	1,008	(6,989)
Euro	DBAB	Sell	6,800,000	7,761,470	10/20/16	112,993	(675)
Euro	GSCO	Sell	369,000	419,405	10/20/16	4,326	-
Euro	JPHQ	Sell	6,898,599	7,810,326	10/20/16	54,817	(4,554)
Japanese Yen	BZWS	Sell	60,047,000	544,496	10/20/16	-	(48,389)
Japanese Yen	CITI	Sell	31,757,000	287,547	10/20/16	-	(26,011)
Japanese Yen	DBAB	Sell	27,184,000	246,234	10/20/16	-	(22,172)
Japanese Yen	HSBC	Sell	147,626,000	1,337,059	10/20/16	-	(120,553)
Japanese Yen	JPHQ	Buy	262,000,000	2,598,652	10/20/16	-	(11,747)
Japanese Yen	JPHQ	Sell	366,653,000	3,320,591	10/20/16	-	(299,625)
Australian Dollar	JPHQ	Sell	5,100,000	3,829,029	12/15/16	-	(68,452)
Brazilian Real	JPHQ	Sell	4,300,000	1,304,018	12/15/16	10,786	-
British Pound	JPHQ	Sell	1,100,000	1,472,240	12/15/16	43,511	-
Canadian Dollar	JPHQ	Sell	4,600,000	3,494,697	12/15/16	-	(12,196)
Euro	CITI	Sell	1,073,000	1,209,808	12/15/16	-	(376)
Euro	JPHQ	Sell	4,430,591	4,963,329	12/15/16	11,286	(45,001)
Indian Rupee	DBAB	Buy	96,375,000	1,399,782	12/15/16	31,574	-
Indian Rupee	DBAB	Sell	52,000,000	768,662	12/15/16	-	(3,639)
Indonesian Rupiah	JPHQ	Sell	13,000,000,000	984,848	12/15/16	-	(2,373)
Japanese Yen	DBAB	Sell	405,702,500	3,856,744	12/15/16	-	(159,503)
Japanese Yen	JPHQ	Sell	425,150,000	4,037,243	12/15/16	-	(171,524)
Japanese Yen	MSCO	Sell	12,500,000	118,568	12/15/16	-	(5,176)
Malaysian Ringgit	JPHQ	Sell	6,600,000	1,603,499	12/15/16	11,351	-
Mexican Peso	JPHQ	Sell	36,000,000	1,808,455	12/15/16	-	(32,274)
Australian Dollar	DBAB	Sell	8,308,345	6,262,000	5/18/17	-	(65,496)
Euro	BZWS	Sell	299,944	336,666	5/18/17	-	(4,072)
Euro	DBAB	Sell	2,242,876	2,517,584	5/18/17	-	(30,335)

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, September 30, 2016 (unaudited) (continued)

Euro	HSBC	Sell	142,717	160,333	5/18/17	-	(1,795)
Euro	JPHQ	Sell	6,025,404	6,768,819	5/18/17	-	(76,073)
Indian Rupee	CITI	Buy	4,537,000	65,299	5/18/17	564	-
Indian Rupee	DBAB	Buy	301,181,000	4,333,540	5/18/17	38,720	-
Indian Rupee	HSBC	Buy	144,338,000	2,074,418	5/18/17	20,944	-
Japanese Yen	CITI	Sell	11,073,000	110,744	5/18/17	304	-
Japanese Yen	DBAB	Sell	135,291,000	1,352,775	5/18/17	3,402	-
Japanese Yen	JPHQ	Sell	566,799,000	5,665,724	5/18/17	12,550	-
British Pound	JPHQ	Sell	1,250,000	1,649,375	8/15/18	3,409	-
Total Forw ard Exchange Contracts						$539,638	$(1,308,084)
Net unrealized appreciation (depreciation)							$(768,446)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At September 30, 2016, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

						Unamortized
	Periodic					Upfront
	Payment Counterparty[a]		Notional		Expiration	Payments		Unrealized	Unrealized
Description	Rate	/Exchange	Amount[b]		Date	(Receipts)		Appreciation Depreciation		Value	Rating[c]
Centrally Cleared Swap Contracts
Contracts to Buy Protection
Traded Index
CDX.NA.HY.27	5.00%	ICE	8,900,000		12/20/21	$(293,801)	$	- $	(101,300)	$(395,101)

OTC Sw ap Contracts
Contracts to Buy Protection
Single Name
Deutsche Bank AG	1.00%	JPHQ	330,000	EUR	6/20/21	54,334		6,967	-	61,301
The Royal Bank of Scotland PLC	1.00%	JPHQ	250,000	EUR	6/20/21	29,376		-	(6,047)	23,329

Contracts to Sell Protection[d]
Traded Index
MCDX.NA.26	1.00%	CITI	2,100,000		6/20/21	23,223		57,280	-	80,503	Investment
											Grade
MCDX.NA.26	1.00%	GSCO	10,000,000		6/20/21	5,350		11,556	-	16,906	Investment
											Grade

Total OTC Swap Contracts						112,283		75,803	(6,047)	182,039
Total Credit Default Swap Contracts						$(181,518)		$75,803	$(107,347)	$(213,062)
Net unrealized appreciation (depreciation)									$(31,544)

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments, September 30, 2016 (unaudited) (continued)

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives w ith the applicable counterparty exceeds the minimum transfer amount, w hich typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Collateral
Posted
Counterparty	(Received)
DBAB	$110,000
GSCO	(100,000)
HSBC	80,000
JPHQ	350,000
MSCO	(56,000)
Total collateral	$384,000

bIn U.S. dollars unless otherw ise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association w ith the contracts.
cBased on Standard and Poor's (S&P) Rating for single name sw aps and internal ratings for index sw aps. Internal ratings based on mapping into equivalent ratings from external vendors.
dThe Fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name sw aps and failure to pay or bankruptcy of the underlying securities for traded index sw aps.

ABBREVIATIONS

Counterparty/Exchange

BZWS	Barclays Bank PLC
CITI	Citigroup, Inc.
DBAB	Deutsche Bank AG
GSCO	Goldman Sachs Group, Inc.
HSBC	HSBC Bank USA N.A.
ICE	Intercontinental Exchange
JPHQ	JP Morgan Chase & Co.
MSCO	Morgan Stanley

Currency

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
USD	United States Dollar
UYU	Uruguayan Peso
Selected Portfolio

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
GDP	Gross Domestic Product
GO	General Obligation

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, September 30, 2016 (unaudited) (continued)

HDC	Housing Development Corp.
PIK	Payment-In-Kind
SF	Single Family
VRI	Value Recovery Instrument

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited)

Franklin U.S. Government Securities VIP Fund	Principal Amount*	Value
Foreign Government and Agency Securities (Cost $1,744,880) 0.1%
[a] International Bank for Reconstruction and Development, Principal Strip, 7/15/17
(Supranational)	1,761,000	$1,744,528
Mortgage-Backed Securities 78.0%
[b] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 1.9%
FHLMC, 2.711% - 2.751%, 5/01/37 - 6/01/37	9,151,813	9,629,615
FHLMC, 2.903%, 4/01/40	10,800,123	11,438,304
FHLMC, 2.912% - 3.035%, 3/01/36 - 5/01/38	5,773,905	6,108,889
		27,176,808
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 8.3%
FHLMC Gold 15 Year, 4.50%, 3/01/25 - 4/01/25	1,620,277	1,725,466
FHLMC Gold 30 Year, 3.00%, 5/01/43	565,986	589,629
FHLMC Gold 30 Year, 3.00%, 6/01/46	43,444,872	45,209,867
FHLMC Gold 30 Year, 3.00%, 9/01/46	30,000,000	31,218,782
FHLMC Gold 30 Year, 3.50%, 3/01/32 - 5/01/43	5,304,024	5,658,504
FHLMC Gold 30 Year, 3.50%, 9/01/46	8,806,609	9,295,999
FHLMC Gold 30 Year, 4.00%, 9/01/40 - 12/01/41	9,104,025	9,796,538
FHLMC Gold 30 Year, 4.50%, 5/01/40 - 7/01/41	3,850,464	4,227,213
FHLMC Gold 30 Year, 5.00%, 9/01/33 - 4/01/40	5,953,653	6,614,902
FHLMC Gold 30 Year, 5.50%, 7/01/33 - 5/01/38	1,826,384	2,077,215
FHLMC Gold 30 Year, 6.00%, 1/01/24 - 8/01/35	1,243,290	1,435,090
FHLMC Gold 30 Year, 6.50%, 12/01/23 - 5/01/35	637,900	731,454
FHLMC Gold 30 Year, 7.00%, 4/01/24 - 6/01/32	237,897	265,618
FHLMC Gold 30 Year, 7.50%, 12/01/22 - 5/01/24	4,607	4,826
FHLMC Gold 30 Year, 8.00%, 9/01/21 - 5/01/22	4,416	4,925
FHLMC Gold 30 Year, 8.50%, 10/01/21 - 7/01/31	416,619	528,872
FHLMC PC 30 Year, 8.00%, 1/01/17	416	417
FHLMC PC 30 Year, 8.50%, 9/01/20	214	216
		119,385,533
[b] Federal National Mortgage Association (FNMA) Adjustable Rate 5.9%
FNMA, 1.707% - 2.616%, 12/01/16 - 10/01/44	13,281,872	13,919,141
FNMA, 2.618% - 2.684%, 10/01/19 - 9/01/38	11,460,672	12,083,255
FNMA, 2.685% - 2.705%, 9/01/26 - 4/01/40	9,397,259	9,895,469
FNMA, 2.705% - 2.877%, 9/01/18 - 12/01/40	9,095,473	9,562,098
FNMA, 2.88% - 3.061%, 3/01/20 - 4/01/41	12,297,927	12,967,764
FNMA, 3.067%, 9/01/37	24,624,869	26,009,418
FNMA, 3.071% - 7.22%, 8/01/18 - 3/01/47	721,097	738,927
		85,176,072
Federal National Mortgage Association (FNMA) Fixed Rate 7.7%
FNMA 15 Year, 2.64%, 7/01/25	2,500,000	2,608,023
FNMA 15 Year, 2.77%, 4/01/25	3,500,000	3,688,066
FNMA 15 Year, 2.99%, 11/01/24	3,000,000	3,200,738
FNMA 15 Year, 3.14%, 10/01/25	4,000,000	4,298,638
FNMA 15 Year, 3.28%, 7/01/27	4,000,000	4,293,161
FNMA 15 Year, 3.51%, 8/01/23	3,000,000	3,306,819
FNMA 15 Year, 5.50%, 11/01/16 - 1/01/25	1,810,673	1,968,453
FNMA 15 Year, 6.00%, 8/01/17 - 9/01/17	23,500	23,750
FNMA 30 Year, 3.00%, 12/01/42	258,530	269,113
FNMA 30 Year, 3.50%, 7/01/45	43,902,985	46,335,304
FNMA 30 Year, 4.00%, 1/01/41 - 8/01/41	11,139,770	12,004,313
FNMA 30 Year, 4.50%, 8/01/40 - 6/01/41	10,727,018	11,794,312
FNMA 30 Year, 5.00%, 3/01/34 - 7/01/41	7,167,451	7,968,120
FNMA 30 Year, 5.50%, 12/01/32 - 8/01/35	2,463,523	2,786,600
FNMA 30 Year, 6.00%, 1/01/24 - 8/01/38	3,169,271	3,642,495
FNMA 30 Year, 6.50%, 1/01/24 - 9/01/36	597,369	688,647
FNMA 30 Year, 7.50%, 4/01/23 - 8/01/25	20,646	21,824
FNMA 30 Year, 8.00%, 3/01/22 - 2/01/25	103,329	107,233
FNMA 30 Year, 8.50%, 3/01/20 - 6/01/21	660	704
FNMA 30 Year, 9.00%, 10/01/26	90,602	97,742
FNMA GL 30 Year, 8.00%, 8/01/19	6,070	6,111

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

FNMA PL 30 Year, 5.50%, 4/01/34	1,452,494	1,610,701
		110,720,867
Government National Mortgage Association (GNMA) Fixed Rate 54.2%
GNMA I SF 30 Year, 3.00%, 7/15/42	656,822	694,342
GNMA I SF 30 Year, 4.00%, 10/15/40 - 5/15/45	13,193,812	14,393,114
GNMA I SF 30 Year, 4.00%, 5/15/45 - 8/15/46	2,071,899	2,262,840
GNMA I SF 30 Year, 4.50%, 1/15/39 - 4/15/40	12,589,818	13,990,626
GNMA I SF 30 Year, 4.50%, 4/15/40 - 6/15/41	10,482,808	11,642,419
GNMA I SF 30 Year, 5.00%, 6/15/30 - 10/15/39	12,523,194	14,084,568
GNMA I SF 30 Year, 5.00%, 10/15/39 - 1/15/40	7,551,356	8,559,160
GNMA I SF 30 Year, 5.00%, 2/15/40 - 6/15/40	11,983,494	13,565,075
GNMA I SF 30 Year, 5.00%, 9/15/40	1,267,959	1,425,330
GNMA I SF 30 Year, 5.50%, 12/15/28 - 10/15/39	7,852,439	8,961,757
GNMA I SF 30 Year, 6.00%, 11/15/23 - 11/15/38	4,125,865	4,774,705
GNMA I SF 30 Year, 6.50%, 6/15/23 - 9/15/38	2,110,550	2,445,935
GNMA I SF 30 Year, 7.00%, 9/15/22 - 1/15/32	571,631	609,681
GNMA I SF 30 Year, 7.50%, 2/15/17 - 8/15/33	611,179	713,820
GNMA I SF 30 Year, 8.00%, 3/15/17 - 5/15/24	156,312	162,127
GNMA I SF 30 Year, 8.50%, 6/15/22 - 12/15/24	57,972	60,721
GNMA I SF 30 Year, 9.00%, 4/15/17 - 5/15/20	10,093	10,140
GNMA I SF 30 Year, 9.50%, 2/15/17 - 12/15/20	33,085	33,836
GNMA I SF 30 Year, 10.00%, 11/15/17 - 8/15/21	17,813	18,354
GNMA II SF 30 Year, 3.00%, 12/20/42 - 2/20/45	3,610,305	3,789,817
GNMA II SF 30 Year, 3.00%, 9/20/45	13,570,946	14,241,871
GNMA II SF 30 Year, 3.00%, 8/20/46	13,227,558	13,881,506
GNMA II SF 30 Year, 3.50%, 12/20/40 - 7/20/42	3,315,248	3,530,938
GNMA II SF 30 Year, 3.50%, 8/20/42	10,288,183	10,960,580
GNMA II SF 30 Year, 3.50%, 9/20/42	29,457,404	31,382,646
GNMA II SF 30 Year, 3.50%, 10/20/42	8,982,231	9,569,287
GNMA II SF 30 Year, 3.50%, 11/20/42	17,580,772	18,754,755
GNMA II SF 30 Year, 3.50%, 12/20/42	13,170,594	14,050,090
GNMA II SF 30 Year, 3.50%, 1/20/43	21,996,656	23,434,323
GNMA II SF 30 Year, 3.50%, 3/20/43	8,128,402	8,659,675
GNMA II SF 30 Year, 3.50%, 4/20/43	10,304,853	10,978,384
GNMA II SF 30 Year, 3.50%, 5/20/43	18,530,127	19,760,887
GNMA II SF 30 Year, 3.50%, 6/20/43 - 8/20/43	8,897,398	9,488,328
GNMA II SF 30 Year, 3.50%, 3/20/46	108,920,889	115,852,509
GNMA II SF 30 Year, 3.50%, 5/20/46	4,850,800	5,160,774
GNMA II SF 30 Year, 3.50%, 7/20/46	83,022,871	88,368,551
GNMA II SF 30 Year, 3.50%, 8/20/46	43,941,506	46,757,738
GNMA II SF 30 Year, 3.50%, 9/20/46	11,830,000	12,611,975
GNMA II SF 30 Year, 4.00%, 11/20/39 - 2/20/41	13,149,152	14,163,097
GNMA II SF 30 Year, 4.00%, 3/20/41 - 9/20/41	5,346,840	5,759,036
GNMA II SF 30 Year, 4.00%, 11/20/41 - 2/20/44	12,510,190	13,506,653
GNMA II SF 30 Year, 4.00%, 2/20/44 - 2/20/46	12,051,513	12,971,897
GNMA II SF 30 Year, 4.00%, 4/20/46	14,373,693	15,429,025
GNMA II SF 30 Year, 4.00%, 5/20/46	69,453,740	74,584,461
GNMA II SF 30 Year, 4.50%, 10/20/39 - 5/20/41	11,361,349	12,454,456
GNMA II SF 30 Year, 4.50%, 6/20/41 - 7/20/41	10,650,091	11,675,528
GNMA II SF 30 Year, 4.50%, 9/20/41 - 10/20/41	10,161,254	11,155,067
GNMA II SF 30 Year, 4.50%, 3/20/42 - 2/20/44	9,115,096	9,949,277
GNMA II SF 30 Year, 4.50%, 10/20/44	4,892,819	5,289,515
GNMA II SF 30 Year, 5.00%, 9/20/33 - 9/20/41	12,811,415	14,262,721
GNMA II SF 30 Year, 5.00%, 10/20/42 - 6/20/44	5,940,820	6,461,984
GNMA II SF 30 Year, 5.50%, 5/20/34 - 6/20/38	6,726,136	7,602,639
GNMA II SF 30 Year, 6.00%, 11/20/23 - 7/20/39	4,195,334	4,882,101
GNMA II SF 30 Year, 6.50%, 12/20/27 - 4/20/34	627,207	735,062
GNMA II SF 30 Year, 7.00%, 5/20/32	10,741	12,887
GNMA II SF 30 Year, 7.50%, 11/20/17 - 5/20/33	116,989	133,327
GNMA II SF 30 Year, 8.00%, 8/20/26	7,441	9,126
GNMA II SF 30 Year, 9.50%, 4/20/25	2,334	2,346
		780,683,389
Total Mortgage-Backed Securities (Cost $1,107,508,177)		1,123,142,669

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)
U.S. Government and Agency Securities 19.6%
Federal Agricultural Mortgage Corp.,
1.41%, 3/06/20	10,000,000	10,042,400
2.66%, 4/12/22	7,000,000	7,406,980
4.30%, 5/13/19	1,010,000	1,095,301
[c] Federal Agricultural Mortgage Corp. Guaranteed Trust 07-1, 144A, 5.125%, 4/19/17	13,000,000	13,315,081
FHLB,
2.625%, 9/12/25	20,000,000	21,306,160
4.75%, 12/16/16	17,000,000	17,153,527
5.25%, 6/05/17	9,000,000	9,275,634
FICO,
1P, Strip, 5/11/18	10,000,000	9,864,280
12, Strip, 6/06/18	4,627,000	4,559,844
13P, Strip, 12/27/18	2,500,000	2,444,723
15P, Strip, 3/07/19	1,798,000	1,752,879
16, Strip, 4/05/17	12,367,000	12,325,051
A-P, Strip, 2/08/18	1,000,000	988,568
B-P, Strip, 4/06/18	1,405,000	1,385,010
D-P, Strip, 9/26/19	7,605,000	7,371,473
E-P, Strip, 11/02/18	8,896,000	8,718,952
Israel Government Agency for International Development Bond,
5.50%, 9/18/23	12,000,000	15,004,092
7-Z, U.S. Government Guaranteed, Strip, 8/15/22	5,619,000	5,049,812
U.S. Government Guaranteed, Strip, 5/01/17	5,000,000	4,982,645
New Valley Generation IV, secured bond, 4.687%, 1/15/22	2,253,572	2,437,715
Overseas Private Investment Corp., A, zero cpn.,
2/19/18	682,174	720,452
11/15/20	2,575,000	3,109,954
Private Export Funding Corp.,
secured bond, 2.80%, 5/15/22	9,000,000	9,572,103
secured note, LL, 2.25%, 3/15/20	1,700,000	1,754,509
senior secured note, MM, 2.30%, 9/15/20	3,500,000	3,636,083
SBA,
[b] FRN, 3.375%, 3/25/18	113,226	113,599
PC, 1996-20L, 1, 6.70%, 12/01/16	16,676	16,836
PC, 1997-20G, 1, 6.85%, 7/01/17	24,758	25,277
PC, 1998-20I, 1, 6.00%, 9/01/18	147,761	152,872
Tunisia Government Agency for International Development Bonds, 1.686%, 7/16/19	7,000,000	7,110,166
TVA,
1.875%, 8/15/22	6,000,000	6,125,844
5.88%, 4/01/36	5,000,000	7,282,525
Strip, 11/01/18	2,644,000	2,599,483
Strip, 6/15/19	5,973,000	5,808,342
Strip, 6/15/20	6,138,000	5,821,021
U.S. Treasury Bond,
2.50%, 2/15/46	4,000,000	4,148,672
[d] Index Linked, 1.75%, 1/15/28	9,190,038	10,785,401
[d] Index Linked, 2.00%, 1/15/26	13,337,841	15,699,146
[d] Index Linked, 3.625%, 4/15/28	7,439,719	10,300,432
[d] U.S. Treasury Note, Index Linked, 0.125%,
4/15/19	10,270,586	10,449,726
7/15/24	15,709,810	15,969,885
Ukraine Government Agency for International Development Bonds, 1.844%, 5/16/19	5,000,000	5,088,405
Total U.S. Government and Agency Securities (Cost $274,960,443)		282,770,860

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $1,384,213,500)		1,407,658,057

Short Term Investments (Cost $28,994,105) 2.0%
Repurchase Agreements 2.0%
[e] Joint Repurchase Agreement, 0.463%, 10/03/16 (Maturity Value $28,995,225)	28,994,105	28,994,105
BNP Paribas Securities Corp. (Maturity Value $11,800,767)
Deutsche Bank Securities Inc. (Maturity Value $5,098,810)
HSBC Securities (USA) Inc. (Maturity Value $11,800,767)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $294,881)
Collateralized by U.S. Government Agency Securities, 1.00% - 5.375%, 3/08/17 -
8/12/21; [f]U.S. Treasury Bill, 10/06/16 - 8/17/17; U.S. Treasury Bond, 7.50% -
8.875%, 11/15/16 - 2/15/21; and U.S. Treasury Note, 0.338% - 4.625%, 10/31/16
- 6/30/21 (valued at $29,582,513)
Total Investments (Cost $1,413,207,605) 99.7%		1,436,652,162
Other Assets, less Liabilities 0.3%		3,906,485
Net Assets 100.0%		$1,440,558,647

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a A supranational organization is an entity formed by two or more central governments through international treaties.
b The coupon rate shown represents the rate at period end.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2016, the value of this security was $13,315,081, representing 0.9% of net assets.
d Principal amount of security is adjusted for inflation.
e Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2016, all repurchase agreements had been entered into on that date.
f The security was issued on a discount basis with no stated coupon rate.

ABBREVIATIONS

Selected Portfolio

FHLB	-	Federal Home Loan Bank
FICO	-	Financing Corp.
FRN	-	Floating Rate Note
GL	-	Government Loan
PC	-	Participation Certificate
PL	-	Project Loan
SBA	-	Small Business Administration
SF	-	Single Family
TVA	-	Tennessee Valley Authority

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited)

Franklin VolSmart Allocation VIP Fund	Shares	Value
Common Stocks 50.2%
Automobiles & Components 1.2%
Johnson Controls International PLC	27,352	$1,272,689

Capital Goods 9.6%
Carlisle Cos. Inc.	4,860	498,490
Donaldson Co. Inc.	10,030	374,420
Dover Corp.	16,530	1,217,269
General Dynamics Corp.	7,350	1,140,426
Honeywell International Inc.	14,210	1,656,744
Pentair PLC (United Kingdom)	21,880	1,405,571
Roper Technologies Inc.	10,880	1,985,274
United Technologies Corp.	13,830	1,405,128
W.W. Grainger Inc.	2,450	550,858
		10,234,180
Commercial & Professional Services 0.9%
Cintas Corp.	4,860	547,236
Matthews International Corp., A	7,370	447,801
		995,037
Consumer Durables & Apparel 1.0%
Leggett & Platt Inc.	5,390	245,676
NIKE Inc., B	14,950	787,118
		1,032,794
Consumer Services 1.3%
McDonald's Corp.	6,880	793,677
Yum! Brands Inc.	6,600	599,346
		1,393,023
Diversified Financials 0.2%
State Street Corp.	2,750	191,482

Energy 3.7%
Chevron Corp.	6,990	719,411
EOG Resources Inc.	4,130	399,412
Exxon Mobil Corp.	9,530	831,778
Occidental Petroleum Corp.	10,910	795,557
Schlumberger Ltd.	15,120	1,189,037
		3,935,195
Food & Staples Retailing 2.2%
CVS Health Corp.	8,350	743,066
Wal-Mart Stores Inc.	10,090	727,691
Walgreens Boots Alliance Inc.	10,880	877,146
		2,347,903
Food, Beverage & Tobacco 3.3%
Archer-Daniels-Midland Co.	21,280	897,378
Bunge Ltd.	14,640	867,127
McCormick & Co. Inc.	6,850	684,452
PepsiCo Inc.	9,850	1,071,384
		3,520,341
Health Care Equipment & Services 6.1%
Abbott Laboratories	16,660	704,552
Becton, Dickinson and Co.	8,950	1,608,584
DENTSPLY SIRONA Inc.	5,880	349,448
Medtronic PLC	18,290	1,580,256
Stryker Corp.	13,030	1,516,822
West Pharmaceutical Services Inc.	9,760	727,120
		6,486,782
Household & Personal Products 1.9%
Colgate-Palmolive Co.	11,810	875,593

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

The Procter & Gamble Co.	12,980	1,164,955
		2,040,548
Insurance 0.9%
Aflac Inc.	5,420	389,535
Chubb Ltd.	2,181	274,043
Erie Indemnity Co., A	2,720	277,630
		941,208
Materials 6.0%
Air Products and Chemicals Inc.	10,990	1,652,237
Albemarle Corp.	21,590	1,845,729
Bemis Co. Inc.	4,850	247,399
Ecolab Inc.	5,260	640,247
Nucor Corp.	5,530	273,458
Praxair Inc.	13,790	1,666,246
		6,325,316
Media 0.4%
John Wiley & Sons Inc., A	9,170	473,264
Pharmaceuticals, Biotechnology & Life Sciences 2.8%
AbbVie Inc.	7,340	462,934
Johnson & Johnson	11,840	1,398,659
Perrigo Co. PLC	5,240	483,809
Pfizer Inc.	11,010	372,909
Roche Holding AG, ADR (Switzerland)	7,900	244,663
		2,962,974
Retailing 2.5%
The Gap Inc.	15,720	349,613
Ross Stores Inc.	15,190	976,717
Target Corp.	12,440	854,379
Tiffany & Co.	6,180	448,853
		2,629,562
Semiconductors & Semiconductor Equipment 2.4%
Linear Technology Corp.	12,470	739,346
QUALCOMM Inc.	7,880	539,780
Texas Instruments Inc.	17,580	1,233,765
		2,512,891
Software & Services 3.1%
Accenture PLC, A	11,460	1,400,068
Microsoft Corp.	32,580	1,876,608
		3,276,676
Transportation 0.7%
United Parcel Service Inc., B	7,060	772,082

Total Common Stocks (Cost $49,259,725)		53,343,947
[a] Investments in Underlying Funds 43.5%
Domestic Equity 10.6%
[b] Franklin DynaTech Fund, Class R6	210,653	11,278,387
Domestic Fixed Income 24.0%
Franklin Low Duration Total Return Fund, Class R6	1,425,851	14,172,956
Franklin Strategic Income Fund, Class R6	1,172,665	11,304,490
		25,477,446

Domestic Hybrid 8.9%
Franklin Income Fund, Class R6	4,254,177	9,486,814
Total Investments in Underlying Funds (Cost $44,804,631)		46,242,647

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

Total Investments before Short Term Investments (Cost $94,064,356)		99,586,594

Short Term Investments (Cost $10,783,645) 10.1%
Money Market Funds 10.1%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	10,783,645	10,783,645
Total Investments (Cost $104,848,001) 103.8%		110,370,239
Other Assets, less Liabilities (3.8)%		(4,088,945)
Net Assets 100.0%		$106,281,294

a See Note 9 regarding investments in FT Underlying Funds.
b Non-income producing.

At September 30, 2016, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts
	Financing		Notional	Expiration	Unrealized	Unrealized
Underlying Instrument	Rate	Counterparty	Value	Date	Appreciation	Depreciation
OTC Swap Contracts
Long
Dynamic VIX Backwardation (BEFSDVB1)	0.25%	BZWS	$21,600,000	5/25/17	$-	$(3,842)

ABBREVIATIONS

Counterparty

BZWS Barclays Bank PLC

Selected Portfolio

ADR American Depositary Receipt
VIX Market Volatility Index

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited)

Templeton Developing Markets VIP Fund	Industry	Shares	Value
Common Stocks 90.4%
Argentina 0.4%
[a] Grupo Clarin SA, B, GDR, Reg S	Media	9,190	$229,750
MercadoLibre Inc.	Internet Software & Services	5,600	1,035,832
			1,265,582
Belgium 1.3%
Anheuser-Busch InBev SA/NV	Beverages	31,970	4,189,192

Brazil 1.9%
CETIP SA - Mercados Organizados	Capital Markets	135,000	1,781,060
M Dias Branco SA	Food Products	58,600	2,396,142
Mahle-Metal Leve SA	Auto Components	136,600	975,054
Totvs SA	Software	112,200	1,048,746
			6,201,002
Cambodia 1.0%
NagaCorp Ltd.	Hotels, Restaurants & Leisure	4,824,000	3,171,904

China 19.7%
[b] Alibaba Group Holding Ltd., ADR	Internet Software & Services	45,970	4,863,166
[b] Baidu Inc., ADR	Internet Software & Services	33,200	6,044,724
Bloomage Biotechnology Corp. Ltd.	Chemicals	727,000	1,225,984
Brilliance China Automotive Holdings Ltd.	Automobiles	8,909,300	9,993,220
China Life Insurance Co. Ltd., H	Insurance	855,000	2,204,645
China Mobile Ltd.	Wireless Telecommunication
	Services	550,500	6,660,920
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	8,024,000	5,844,966
COSCO Shipping Ports Ltd.	Transportation Infrastructure	1,046,200	1,072,320
Dah Chong Hong Holdings Ltd.	Distributors	1,746,100	704,622
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	812,200	743,163
NetEase Inc., ADR	Internet Software & Services	18,103	4,358,840
Ping An Insurance Group Co. of China Ltd., A	Insurance	308,395	1,579,048
Poly Culture Group Corp. Ltd., H	Media	229,200	592,477
Tencent Holdings Ltd.	Internet Software & Services	522,100	14,337,581
Uni-President China Holdings Ltd.	Food Products	3,563,300	2,526,723
Weifu High-Technology Co. Ltd., B	Auto Components	219,000	480,841
			63,233,240
Czech Republic 0.2%
[b] Moneta Money Bank AS	Banks	243,200	774,793

Hong Kong 3.5%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	454,133	3,224,344
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	2,612,800	4,534,129
Sands China Ltd.	Hotels, Restaurants & Leisure	807,600	3,503,676
			11,262,149
Hungary 1.0%
Richter Gedeon Nyrt	Pharmaceuticals	160,360	3,259,397

India 8.4%
Bajaj Holdings & Investment Ltd.	Diversified Financial Services	25,190	722,738
Biocon Ltd.	Biotechnology	392,077	5,499,154
Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	91,248	1,266,038
ICICI Bank Ltd.	Banks	1,531,170	5,800,862
Infosys Ltd.	IT Services	183,099	2,850,210
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	722,700	2,786,824
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	206,000	3,354,181
Tata Chemicals Ltd.	Chemicals	238,500	1,879,866
Tata Consultancy Services Ltd.	IT Services	40,610	1,483,175

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

Tata Motors Ltd., A	Automobiles	252,016	1,289,304
			26,932,352
Indonesia 3.2%
Astra International Tbk PT	Automobiles	10,115,100	6,394,113
Bank Danamon Indonesia Tbk PT	Banks	5,707,000	1,771,002
Semen Indonesia (Persero) Tbk PT	Construction Materials	2,764,700	2,139,566
			10,304,681
Kenya 0.4%
Equity Group Holdings Ltd.	Banks	3,712,900	1,191,207

Mexico 0.6%
America Movil SAB de CV, L, ADR	Wireless Telecommunication
	Services	82,000	938,080
Nemak SAB de CV	Auto Components	883,900	973,272
[b] Telesites SAB de CV	Diversified Telecommunication
	Services	82,000	46,309
			1,957,661
Nigeria 0.0%†
Nigerian Breweries PLC	Beverages	167,352	79,727

Pakistan 1.0%
Habib Bank Ltd.	Banks	1,550,000	3,277,834

Peru 0.1%
[b] Compania de Minas Buenaventura SA, ADR	Metals & Mining	29,800	412,432

Philippines 0.4%
BDO Unibank Inc.	Banks	272,900	620,420
[b] Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure	7,553,700	713,189
			1,333,609
Russia 4.5%
LUKOIL PJSC, ADR	Oil, Gas & Consumable Fuels	41,300	2,010,897
LUKOIL PJSC, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	38,600	1,879,434
[a,b] Mail.ru Group Ltd., GDR, Reg S	Internet Software & Services	179,485	3,148,167
MMC Norilsk Nickel PJSC, ADR	Metals & Mining	257,800	4,119,644
[b] Yandex NV, A	Internet Software & Services	150,078	3,159,142
			14,317,284
Singapore 0.1%
DBS Group Holdings Ltd.	Banks	25,706	290,168

South Africa 8.2%
Massmart Holdings Ltd.	Food & Staples Retailing	190,769	1,651,439
MTN Group Ltd.	Wireless Telecommunication
	Services	276,096	2,364,926
Naspers Ltd., N	Media	97,448	16,878,906
Remgro Ltd.	Diversified Financial Services	331,043	5,541,766
			26,437,037
South Korea 14.7%
Daelim Industrial Co. Ltd.	Construction & Engineering	50,285	3,787,818
Fila Korea Ltd.	Textiles, Apparel & Luxury Goods	33,470	2,901,351
Hankook Tire Co. Ltd.	Auto Components	21,600	1,165,833
Hanon Systems	Auto Components	196,951	2,219,096
Hite Jinro Co. Ltd.	Beverages	46,620	955,245
Hyundai Development Co-Engineering & Construction	Construction & Engineering	139,940	6,523,120
Hyundai Wia Corp.	Auto Components	17,000	1,337,713
iMarketkorea Inc.	Trading Companies & Distributors	70,490	823,051
Interpark Holdings Corp.	Internet & Catalog Retail	142,053	651,835
KT Skylife Co. Ltd.	Media	176,060	2,559,628
POSCO	Metals & Mining	2,900	598,164
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	12,767	18,537,953
SK Hynix Inc.	Semiconductors & Semiconductor
	Equipment	126,090	4,605,776

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

Youngone Corp.	Textiles, Apparel & Luxury Goods	22,200	747,373
			47,413,956
Taiwan 10.5%
Catcher Technology Co. Ltd.	Technology Hardware, Storage &
	Peripherals	308,000	2,505,226
Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments
	& Components	2,700,500	6,818,355
Largan Precision Co. Ltd.	Electronic Equipment, Instruments
	& Components	14,000	1,691,329
Pegatron Corp.	Technology Hardware, Storage &
	Peripherals	973,800	2,508,494
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	3,483,000	20,315,366
			33,838,770
Thailand 4.2%
Kasikornbank PCL, fgn.	Banks	604,100	3,274,610
Kiatnakin Bank PCL, fgn.	Banks	1,009,800	1,547,251
Land and Houses PCL, fgn.	Real Estate Management &
	Development	4,853,900	1,361,169
PTT Exploration and Production PCL, fgn.	Oil, Gas & Consumable Fuels	584,500	1,368,734
Siam Commercial Bank PCL, fgn.	Banks	306,400	1,310,991
Thai Beverage PCL, fgn.	Beverages	6,326,500	4,501,030
			13,363,785
United Kingdom 4.4%
Unilever PLC	Personal Products	299,133	14,175,831
United States 0.7%
[b] IMAX Corp.	Media	74,717	2,164,551

Total Common Stocks (Cost $247,894,656)			290,848,144
Participatory Notes 1.3%
Saudi Arabia 1.3%
[b] Deutsche Bank AG/London, Samba Financial Group, 8/03/20	Banks	143,055	672,998
HSBC Bank PLC,
[b] Saudi Basic Industries Corp., 1/22/18	Chemicals	167,110	3,619,028
[c] Savola Al-Azizia United Co., 144A, 2/06/17	Food Products	2,500	21,190
Total Participatory Notes (Cost $4,463,392)			4,313,216
Preferred Stocks 4.6%
Brazil 4.6%
[d] Banco Bradesco SA, 3.835%, ADR, pfd.	Banks	570,650	5,175,796
[d] Itau Unibanco Holding SA, 3.569%, ADR, pfd.	Banks	866,511	9,479,630
Total Preferred Stocks (Cost $9,940,628)			14,655,426
Total Investments before Short Term Investments (Cost $262,298,676)			309,816,786

Short Term Investments (Cost $14,130,634) 4.4%
Money Market Funds 4.4%
United States 4.4%
[b,e] Institutional Fiduciary Trust Money Market Portfolio		14,130,634	14,130,634

Total Investments (Cost $276,429,310) 100.7%			323,947,420
Other Assets, less Liabilities (0.7)%			(2,106,449)
Net Assets 100.0%			$321,840,971

† Rounds to less than 0.1% of net assets.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, September 30, 2016 (unaudited) (continued)
a Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2016, the aggregate value of these securities was $3,377,917, representing 1.0% of net assets.
b Non-income producing.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2016, the aggregate value of this security was $21,190, representing less than 0.1% of net assets.
d Variable rate security. The rate shown represents the yield at period end.
e See Note 10 regarding investments in affiliated management investment companies.

ABBREVIATIONS
Selected Portfolio

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited)

Templeton Foreign VIP Fund	Country	Shares	Value
Common Stocks 95.4%
Aerospace & Defense 1.1%
BAE Systems PLC	United Kingdom	3,520,780	$23,923,593
Airlines 0.6%
Deutsche Lufthansa AG	Germany	1,235,150	13,748,751
Auto Components 3.3%
Cie Generale des Etablissements Michelin, B	France	308,070	34,087,746
Hyundai Mobis Co. Ltd.	South Korea	121,198	30,284,771
Sumitomo Rubber Industries Ltd.	Japan	485,500	7,270,646
			71,643,163
Automobiles 3.9%
Hero Motocorp Ltd.	India	199,386	10,226,575
Hyundai Motor Co.	South Korea	140,566	17,306,758
Nissan Motor Co. Ltd.	Japan	4,424,800	42,896,966
[a] Toyota Motor Corp., ADR	Japan	136,317	15,820,951
			86,251,250
Banks 14.6%
Bangkok Bank PCL, fgn.	Thailand	3,061,900	14,384,468
Barclays PLC	United Kingdom	11,120,080	24,196,698
BNP Paribas SA	France	918,660	47,252,498
Hana Financial Group Inc.	South Korea	2,065,805	52,277,001
HSBC Holdings PLC	United Kingdom	4,928,400	36,313,222
ING Groep NV	Netherlands	1,678,194	20,726,640
KB Financial Group Inc., ADR	South Korea	1,216,406	41,613,249
Societe Generale SA	France	400,690	13,860,094
[b] Standard Chartered PLC	United Kingdom	4,009,011	32,663,336
UniCredit SpA	Italy	7,093,840	16,518,104
United Overseas Bank Ltd.	Singapore	1,574,400	21,744,134
			321,549,444
Beverages 0.8%
Suntory Beverage & Food Ltd.	Japan	386,100	16,569,181
Building Products 1.1%
Compagnie de Saint-Gobain	France	539,170	23,309,715
Capital Markets 1.9%
Credit Suisse Group AG	Switzerland	1,208,852	15,817,686
GAM Holding AG	Switzerland	654,050	6,248,606
UBS Group AG	Switzerland	1,372,270	18,690,618
			40,756,910
Chemicals 0.8%
Johnson Matthey PLC	United Kingdom	420,711	17,970,646
Construction & Engineering 1.4%
[a] Carillion PLC	United Kingdom	3,835,100	12,328,478
Sinopec Engineering Group Co. Ltd.	China	22,639,500	19,468,624
			31,797,102
Construction Materials 1.3%
CRH PLC	Ireland	829,830	27,757,738
Diversified Telecommunication Services 3.2%
China Telecom Corp. Ltd., H	China	53,618,357	27,029,179
Telefonica SA, ADR	Spain	2,390,332	24,094,547
Telenor ASA	Norway	1,138,704	19,544,590
			70,668,316
Electrical Equipment 1.3%
ABB Ltd.	Switzerland	1,255,890	28,198,858

	Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

Electronic Equipment, Instruments & Components 1.6%
Kingboard Chemical Holdings Ltd.	Hong Kong	11,646,000	35,284,767

Energy Equipment & Services 6.9%
Ensign Energy Services Inc.	Canada	2,009,500	11,483,295
Petrofac Ltd.	United Kingdom	2,312,160	26,729,785
Precision Drilling Corp.	Canada	4,296,000	17,937,506
SBM Offshore NV	Netherlands	2,879,260	40,915,585
[b] Subsea 7 SA	United Kingdom	1,564,660	16,806,819
Technip SA	France	315,910	19,408,926
Tenaris SA	Italy	1,320,175	18,812,210
			152,094,126
Food & Staples Retailing 0.7%
Metro AG	Germany	500,660	14,904,380

Health Care Equipment & Supplies 0.6%
Getinge AB, B	Sweden	737,270	14,297,892

Health Care Providers & Services 1.9%
Shanghai Pharmaceuticals Holding Co. Ltd., H	China	6,579,500	17,728,900
Sinopharm Group Co. Ltd.	China	5,173,200	24,844,379
			42,573,279
Household Durables 0.4%
Haier Electronics Group Co. Ltd.	China	5,826,000	9,629,442

Industrial Conglomerates 1.3%
Siemens AG	Germany	238,364	27,912,416

Insurance 6.8%
Aegon NV	Netherlands	6,240,240	23,920,600
Aviva PLC	United Kingdom	3,272,090	18,690,778
AXA SA	France	1,317,458	28,041,795
China Life Insurance Co. Ltd., H	China	6,004,000	15,481,509
Chubb Ltd.	United States	190,979	23,996,511
Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen	Germany	69,590	12,982,071
NN Group NV	Netherlands	463,600	14,249,178
Swiss Re AG	Switzerland	133,120	12,012,115
			149,374,557
Internet Software & Services 1.1%
[b] Baidu Inc., ADR	China	137,050	24,952,693

Life Sciences Tools & Services 1.4%
[b] MorphoSys AG	Germany	195,900	8,195,174
[b] QIAGEN NV	Netherlands	829,071	22,831,555
			31,026,729
Metals & Mining 5.2%
Barrick Gold Corp.	Canada	1,328,790	23,546,159
[b] Glencore PLC	Switzerland	10,884,600	29,944,133
HudBay Minerals Inc.	Canada	852,700	3,371,948
Silver Wheaton Corp.	Canada	1,975,400	53,341,595
Sumitomo Metal Mining Co. Ltd.	Japan	243,500	3,330,664
			113,534,499
Oil, Gas & Consumable Fuels 10.0%
BP PLC	United Kingdom	8,823,445	51,488,108
Cenovus Energy Inc.	Canada	1,518,400	21,784,809
Eni SpA	Italy	1,817,847	26,189,934
Kunlun Energy Co. Ltd.	China	9,276,000	7,103,785
PTT Exploration and Production PCL, fgn.	Thailand	4,120,100	9,648,109
Royal Dutch Shell PLC, A	United Kingdom	16,803	417,047
Royal Dutch Shell PLC, B	United Kingdom	1,720,573	44,556,124
Suncor Energy Inc.	Canada	922,000	25,585,157

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

[a] Total SA, B	France	695,596	32,964,746
			219,737,819
Pharmaceuticals 9.2%
Bayer AG	Germany	216,810	21,789,717
GlaxoSmithKline PLC	United Kingdom	1,043,675	22,236,124
Merck KGaA	Germany	238,710	25,729,038
Novartis AG	Switzerland	166,850	13,123,323
Roche Holding AG	Switzerland	144,650	35,888,866
Sanofi	France	455,845	34,650,527
Teva Pharmaceutical Industries Ltd., ADR	Israel	809,648	37,251,905
UCB SA	Belgium	164,360	12,713,436
			203,382,936
Semiconductors & Semiconductor Equipment 1.5%
[a] GCL-Poly Energy Holdings Ltd.	China	141,417,000	18,779,389
Infineon Technologies AG	Germany	764,445	13,642,243
			32,421,632
Specialty Retail 0.5%
Kingfisher PLC	United Kingdom	2,345,266	11,462,371
Technology Hardware, Storage & Peripherals 6.5%
Catcher Technology Co. Ltd.	Taiwan	1,700,000	13,827,543
Konica Minolta Inc.	Japan	883,700	7,410,300
Quanta Computer Inc.	Taiwan	7,299,000	15,256,307
Samsung Electronics Co. Ltd.	South Korea	73,014	106,017,866
			142,512,016
Trading Companies & Distributors 0.9%
Posco Daewoo Corp.	South Korea	869,005	19,345,702
Wireless Telecommunication Services 3.6%
China Mobile Ltd.	China	1,370,500	16,582,726
SoftBank Group Corp.	Japan	731,300	47,053,111
Vodafone Group PLC, ADR	United Kingdom	562,353	16,392,590
			80,028,427
Total Common Stocks (Cost $2,021,911,461)			2,098,620,350
Short Term Investments 6.7%
Money Market Funds (Cost $92,593,923) 4.2%
[b,c] Institutional Fiduciary Trust Money Market Portfolio	United States	92,593,923	92,593,923
Investments from Cash Collateral Received for Loaned Securities (Cost
$53,537,114) 2.5%
Money Market Funds 2.5%
[b,c] Institutional Fiduciary Trust Money Market Portfolio	United States	53,537,114	53,537,114
Total Investments (Cost $2,168,042,498) 102.1%			2,244,751,387
Other Assets, less Liabilities (2.1)%			(45,813,062)
Net Assets 100.0%			$2,198,938,325

a A portion or all of the security is on loan at September 30, 2016.
b Non-income producing.
c See Note 10 regarding investments in affiliated management investment companies.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

ABBREVIATIONS
Selected Portfolio

ADR	- American Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited)

Templeton Global Bond VIP Fund	Principal Amount*			Value
Foreign Government and Agency Securities 80.1%
Argentina 1.7%
Argentine Bonos del Tesoro, 18.20%, 10/03/21	747,561,000		ARS	$48,670,920

Brazil 12.2%
Letra Tesouro Nacional, Strip,
10/01/16	4,700	[a]	BRL	1,445,305
1/01/17	46,660	[a]	BRL	13,909,035
1/01/18	28,770	[a]	BRL	7,678,221
1/01/19	38,960	[a]	BRL	9,382,010
7/01/19	102,840	[a]	BRL	23,501,149
Nota Do Tesouro Nacional,
10.00%, 1/01/21	6,620	[a]	BRL	1,941,639
10.00%, 1/01/23	402,350	[a]	BRL	115,827,592
10.00%, 1/01/25	48,340	[a]	BRL	13,763,263
10.00%, 1/01/27	251,400	[a]	BRL	70,521,876
[b] Index Linked, 6.00%, 5/15/17	202	[a]	BRL	182,211
[b] Index Linked, 6.00%, 8/15/18	15,665	[a]	BRL	14,147,240
[b] Index Linked, 6.00%, 5/15/19	8,578	[a]	BRL	7,774,597
[b] Index Linked, 6.00%, 8/15/20	1,090	[a]	BRL	987,282
[b] Index Linked, 6.00%, 8/15/22	18,770	[a]	BRL	17,001,457
[b] Index Linked, 6.00%, 5/15/23	5,716	[a]	BRL	5,187,728
[b] Index Linked, 6.00%, 8/15/24	3,110	[a]	BRL	2,835,591
[b] Index Linked, 6.00%, 5/15/45	10,825	[a]	BRL	10,064,781
senior note, 10.00%, 1/01/17	113,220	[a]	BRL	34,518,796
senior note, 10.00%, 1/01/19	21,390	[a]	BRL	6,395,924
				357,065,697
Colombia 2.8%
Government of Colombia, senior bond,
7.75%, 4/14/21	2,386,000,000		COP	885,718
4.375%, 3/21/23	362,000,000		COP	115,984
9.85%, 6/28/27	576,000,000		COP	243,673
Titulos de Tesoreria,
B, 5.00%, 11/21/18	2,882,000,000		COP	971,815
B, 7.75%, 9/18/30	87,797,000,000		COP	32,154,378
senior bond, B, 11.25%, 10/24/18	5,135,000,000		COP	1,938,632
senior bond, B, 7.00%, 5/04/22	7,908,000,000		COP	2,786,183
senior bond, B, 10.00%, 7/24/24	17,731,000,000		COP	7,304,555
senior bond, B, 7.50%, 8/26/26	62,927,000,000		COP	22,573,494
senior bond, B, 6.00%, 4/28/28	27,996,000,000		COP	8,884,665
senior note, B, 7.00%, 9/11/19	4,056,000,000		COP	1,425,828
senior note, B, 11.00%, 7/24/20	9,167,000,000		COP	3,642,272
				82,927,197
India 5.2%
Government of India,
senior bond, 7.80%, 5/03/20	270,800,000		INR	4,191,890
senior bond, 8.35%, 5/14/22	212,700,000		INR	3,412,204
senior bond, 9.15%, 11/14/24	2,409,000,000		INR	40,809,893
senior bond, 8.33%, 7/09/26	1,482,000,000		INR	24,220,298
senior bond, 8.15%, 11/24/26	2,159,000,000		INR	34,950,541
senior bond, 8.28%, 9/21/27	217,800,000		INR	3,562,856
senior bond, 8.60%, 6/02/28	447,500,000		INR	7,505,645
senior note, 7.28%, 6/03/19	28,000,000		INR	426,369
senior note, 7.16%, 5/20/23	133,700,000		INR	2,029,895
senior note, 8.83%, 11/25/23	1,805,900,000		INR	29,894,200
				151,003,791
Indonesia 4.9%
Government of Indonesia,
6.125%, 5/15/28	37,000,000		IDR	2,594
8.375%, 3/15/34	81,180,000,000		IDR	6,826,686

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)
FR34, 12.80%, 6/15/21	392,506,000,000		IDR	37,405,508
FR35, 12.90%, 6/15/22	71,229,000,000		IDR	7,013,200
FR43, 10.25%, 7/15/22	147,832,000,000		IDR	13,128,295
senior bond, 9.00%, 3/15/29	20,350,000,000		IDR	1,789,259
senior bond, FR39, 11.75%, 8/15/23	5,491,000,000		IDR	528,547
senior bond, FR40, 11.00%, 9/15/25	46,856,000,000		IDR	4,545,224
senior bond, FR44, 10.00%, 9/15/24	4,454,000,000		IDR	404,071
senior bond, FR46, 9.50%, 7/15/23	226,780,000,000		IDR	19,809,142
senior bond, FR47, 10.00%, 2/15/28	12,000,000		IDR	1,126
senior bond, FR56, 8.375%, 9/15/26	42,188,000,000		IDR	3,531,562
senior bond, FR59, 7.00%, 5/15/27	25,000,000		IDR	1,916
senior bond, FR61, 7.00%, 5/15/22	244,849,000,000		IDR	18,901,633
senior bond, FR63, 5.625%, 5/15/23	258,951,000,000		IDR	18,497,207
senior bond, FR70, 8.375%, 3/15/24	136,475,000,000		IDR	11,267,472
				143,653,442
Malaysia 4.5%
Government of Malaysia,
senior bond, 3.814%, 2/15/17	63,785,000		MYR	15,503,819
senior bond, 4.24%, 2/07/18	44,360,000		MYR	10,957,365
senior note, 3.394%, 3/15/17	125,470,000		MYR	30,475,057
senior note, 4.012%, 9/15/17	147,790,000		MYR	36,240,445
senior note, 3.314%, 10/31/17	153,634,000		MYR	37,456,530
				130,633,216
Mexico 20.1%
Government of Mexico,
7.25%, 12/15/16	18,216,300	[c]	MXN	94,383,818
7.75%, 12/14/17	33,461,300	[c]	MXN	178,144,168
senior note, 8.50%, 12/13/18	56,333,800	[c]	MXN	308,370,009
[d] Mexican Udibonos, Index Linked,
3.50%, 12/14/17	615,355	[e]	MXN	3,258,259
4.00%, 6/13/19	422,364	[e]	MXN	2,272,582
2.50%, 12/10/20	332,633	[e]	MXN	1,715,858
				588,144,694
Peru 0.1%
Government of Peru, senior bond, 7.84%, 8/12/20	11,090,000		PEN	3,651,541

Philippines 2.1%
Government of the Philippines, senior note,
5.875%, 1/31/18	81,610,000		PHP	1,756,242
3.375%, 8/20/20	1,102,110,000		PHP	23,152,863
3-21, 2.875%, 5/22/17	151,740,000		PHP	3,154,547
5-72, 2.125%, 5/23/18	686,978,000		PHP	14,194,564
7-51, 5.00%, 8/18/18	64,060,000		PHP	1,379,210
7-56, 3.875%, 11/22/19	813,510,000		PHP	17,329,820
				60,967,246
Poland 3.5%
Government of Poland,
4.75%, 10/25/16	215,845,000		PLN	56,577,960
5.75%, 9/23/22	48,750,000		PLN	15,085,429
[f] FRN, 1.79%, 1/25/17	59,279,000		PLN	15,520,172
[f] FRN, 1.79%, 1/25/21	60,135,000		PLN	15,516,946
				102,700,507
Portugal 2.6%
Government of Portugal,
[g] 144A, 5.125%, 10/15/24	28,820,000			28,645,063
[h] Reg S, 3.875%, 2/15/30	41,530,000		EUR	47,005,117
[h] senior bond, Reg S, 4.95%, 10/25/23	284,900		EUR	363,194
[h] senior bond, Reg S, 5.65%, 2/15/24	712,400		EUR	936,696
				76,950,070
South Korea 14.4%
Korea Monetary Stabilization Bond, senior note,
2.22%, 10/02/16	9,647,500,000		KRW	8,766,191

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)
2.07%, 12/02/16	36,552,800,000	KRW	33,256,246
1.57%, 1/09/17	2,940,100,000	KRW	2,673,397
1.96%, 2/02/17	16,503,100,000	KRW	15,027,870
1.70%, 8/02/17	9,221,100,000	KRW	8,404,047
1.56%, 10/02/17	54,756,600,000	KRW	49,875,285
1.49%, 2/02/18	11,176,000,000	KRW	10,178,520
1.25%, 8/02/18	18,933,000,000	KRW	17,193,748
Korea Treasury Bond, senior note,
3.00%, 12/10/16	54,968,060,000	KRW	50,102,353
2.00%, 12/10/17	49,196,500,000	KRW	45,049,373
1.75%, 12/10/18	12,303,900,000	KRW	11,295,996
1.50%, 6/10/19	62,818,800,000	KRW	57,487,280
2.75%, 9/10/19	1,850,000,000	KRW	1,752,156
2.00%, 3/10/21	101,617,810,000	KRW	95,186,592
1.375%, 9/10/21	14,789,400,000	KRW	13,527,268
			419,776,322
Sri Lanka 1.3%
Government of Sri Lanka,
8.25%, 3/01/17	41,710,000	LKR	283,296
8.00%, 6/15/17	40,210,000	LKR	269,847
10.60%, 7/01/19	1,071,930,000	LKR	7,295,573
10.60%, 9/15/19	704,060,000	LKR	4,791,603
8.00%, 11/01/19	40,210,000	LKR	255,065
9.25%, 5/01/20	153,220,000	LKR	995,543
11.20%, 7/01/22	69,990,000	LKR	475,940
A, 5.80%, 1/15/17	112,300,000	LKR	759,092
A, 7.50%, 8/15/18	63,830,000	LKR	413,223
A, 8.00%, 11/15/18	512,300,000	LKR	3,329,111
A, 9.00%, 5/01/21	861,720,000	LKR	5,471,755
A, 11.00%, 8/01/21	575,640,000	LKR	3,914,595
B, 6.40%, 10/01/16	119,100,000	LKR	812,327
B, 8.50%, 7/15/18	146,350,000	LKR	963,733
C, 8.50%, 4/01/18	483,480,000	LKR	3,210,388
D, 8.50%, 6/01/18	633,000,000	LKR	4,184,121
			37,425,212
[i] Supranational 0.4%
Inter-American Development Bank, senior note, 7.50%, 12/05/24	200,000,000	MXN	11,352,588

Ukraine 4.3%
[g] Government of Ukraine, 144A,
7.75%, 9/01/19	4,249,000		4,207,785
7.75%, 9/01/20	14,822,000		14,545,569
7.75%, 9/01/21	14,769,000		14,381,314
7.75%, 9/01/22	14,769,000		14,302,669
7.75%, 9/01/23	14,769,000		14,241,008
7.75%, 9/01/24	14,769,000		14,141,687
7.75%, 9/01/25	14,769,000		14,083,571
7.75%, 9/01/26	14,658,000		13,903,846
7.75%, 9/01/27	14,658,000		13,854,009
[j,k] VRI, GDP Linked Securities, 5/31/40	29,978,000		9,731,458
			127,392,916
Total Foreign Government and Agency Securities (Cost $2,444,273,062)			2,342,315,359
Quasi-Sovereign and Corporate Bonds 0.1%
South Korea 0.0%†
The Export-Import Bank of Korea, senior note, 4.625%, 2/20/17	230,000	EUR	263,036

Ukraine 0.1%
[g] Ukreximbank, (BIZ Finance PLC), loan participation, senior note, 144A, 9.75%, 1/22/25	1,160,000		1,109,928

Total Quasi-Sovereign and Corporate Bonds (Cost $1,314,548)			1,372,964

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $2,445,587,610)				2,343,688,323

Short Term Investments 24.6%
Foreign Government and Agency Securities 4.4%
Malaysia 0.3%
[l] Bank of Negara Monetary Note, 6/22/17 - 9/19/17	15,860,000		MYR	3,755,714
[l] Malaysia Treasury Bill, 1/20/17	16,710,000		MYR	4,011,935
				7,767,649
Mexico 1.3%
[l] Mexico Treasury Bill, 10/13/16 - 7/20/17	74,831,200	[m]	MXN	38,075,488
Philippines 1.6%
[l] Philippine Treasury Bill, 11/02/16 - 9/27/17	2,344,400,000		PHP	48,230,181
South Korea 1.2%
Korea Monetary Stabilization Bond, senior note,
1.53%, 10/08/16	5,289,000,000		KRW	4,805,988
1.61%, 11/09/16	33,034,700,000		KRW	30,026,491
				34,832,479
Total Foreign Government and Agency Securities (Cost $132,414,188)				128,905,797
Total Investments before Money Market Funds and Repurchase Agreements (Cost $2,578,001,798)				2,472,594,120
	Shares
Money Market Funds (Cost $327,253,369) 11.2%
United States 11.2%
[j,n] Institutional Fiduciary Trust Money Market Portfolio	327,253,369			327,253,369
	Principal Amount*
Repurchase Agreements (Cost $262,104,440) 9.0%
United States 9.0%
[o] Joint Repurchase Agreement, 0.463%, 10/03/16 (Maturity Value $262,114,562)	262,104,440			262,104,440
BNP Paribas Securities Corp. (Maturity Value $106,678,006)
Deutsche Bank Securities Inc. (Maturity Value $46,092,845)
HSBC Securities (USA) Inc. (Maturity Value $106,678,006)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $2,665,705)
Collateralized by U.S. Government Agency Securities, 1.00% - 5.375%,
3/08/17 - 8/12/21; [l]U.S. Treasury Bill, 10/06/16 - 8/17/17;
U.S. Treasury Bond, 7.50% - 8.875%, 11/15/16 - 2/15/21; and
U.S. Treasury Note, 0.338% - 4.625%, 10/31/16 - 6/30/21;
(valued at $267,423,598)
Total Investments (Cost $3,167,359,607) 104.8%				3,061,951,929
Other Assets, less Liabilities (4.8)%				(138,864,290)
Net Assets 100.0%				$2,923,087,639

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Principal amount is stated in 1,000 Brazilian Real Units.
b Redemption price at maturity is adjusted for inflation.
c Principal amount is stated in 100 Mexican Peso Units.
d Principal amount of security is adjusted for inflation.
e Principal amount is stated in Unidad de Inversion Units.
f The coupon rate shown represents the rate at period end.
g Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2016, the aggregate value of these securities was $157,147,907, representing 5.4% of net assets.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, September 30, 2016 (unaudited) (continued)
h Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2016, the aggregate value of these securities was $48,305,007, representing 1.7% of net assets.
i A supranational organization is an entity formed by two or more central governments through international treaties.
j Non-income producing.
k The principal represents the notional amount. See Note 3 regarding value recovery instruments.
l The security was issued on a discount basis with no stated coupon rate.
m Principal amount is stated in 10 Mexican Peso Units.
n See Note 10 regarding investments in affiliated management investment companies.
o Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2016, all repurchase agreements had been entered into on that date.

At September 30, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forw ard Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forw ard Exchange Contracts
Chilean Peso	DBAB	Buy	6,157,425,500	9,124,985	10/03/16	$235,692	$-
Chilean Peso	DBAB	Sell	6,157,425,500	9,308,277	10/03/16	-	(52,400)
Chilean Peso	MSCO	Buy	4,228,757,000	6,226,543	10/03/16	202,122	-
Chilean Peso	MSCO	Sell	4,228,757,000	6,373,409	10/03/16	-	(55,256)
Euro	DBAB	Buy	16,612,000	18,688,500	10/03/16	-	(17,256)
Euro	DBAB	Sell	16,612,000	18,798,455	10/03/16	143,425	(16,214)
Australian Dollar	GSCO	Sell	127,700,540	97,063,903	10/06/16	-	(683,216)
Euro	BZWS	Sell	8,311,299	9,270,922	10/06/16	-	(71,996)
Euro	HSBK	Sell	11,263,000	12,620,890	10/06/16	-	(40,101)
Euro	JPHQ	Sell	26,489,900	29,538,887	10/06/16	-	(239,003)
Japanese Yen	JPHQ	Sell	1,415,975,000	12,775,637	10/06/16	-	(1,196,977)
Euro	JPHQ	Sell	6,370,000	7,197,399	10/07/16	36,397	-
Japanese Yen	JPHQ	Sell	1,415,975,000	11,884,369	10/07/16	-	(2,088,837)
Chilean Peso	JPHQ	Buy	612,933,000	912,782	10/11/16	18,365	-
Chilean Peso	MSCO	Buy	2,044,763,500	3,045,386	10/11/16	60,950	-
Euro	CITI	Sell	31,404,613	35,339,768	10/11/16	28,699	-
Euro	DBAB	Sell	18,880,000	21,406,750	10/11/16	178,245	-
Euro	GSCO	Sell	5,023,100	5,636,239	10/11/16	-	(11,690)
Euro	HSBK	Sell	3,999,292	4,502,783	10/11/16	6,014	-
Euro	MSCO	Sell	5,225,000	5,882,305	10/11/16	7,361	-
Japanese Yen	HSBK	Sell	2,816,800,000	23,703,454	10/11/16	-	(4,098,153)
Chilean Peso	DBAB	Buy	1,148,389,500	1,717,475	10/12/16	26,968	-
Chilean Peso	JPHQ	Buy	1,792,000,000	2,711,249	10/12/16	10,860	-
Euro	BOFA	Sell	2,643,000	2,983,603	10/12/16	11,695	-
Euro	SCNY	Sell	2,400,751	2,710,364	10/12/16	10,852	-
Euro	HSBK	Sell	8,692,000	9,857,684	10/13/16	83,541	-
Japanese Yen	BZWS	Sell	1,426,300,000	12,005,387	10/13/16	-	(2,073,279)
Japanese Yen	DBAB	Sell	1,406,600,000	11,843,058	10/13/16	-	(2,041,154)
Chilean Peso	DBAB	Buy	1,148,389,500	1,726,902	10/14/16	17,238	-
Chilean Peso	JPHQ	Buy	1,501,938,000	2,220,422	10/17/16	60,080	-
Chilean Peso	MSCO	Buy	3,307,630,000	4,887,160	10/17/16	135,056	-

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

Malaysian Ringgit	DBAB	Buy	60,000,000	12,390,550	EUR	10/17/16	563,760	-
Chilean Peso	DBAB	Buy	1,231,460,000	1,851,820		10/18/16	17,833	-
Euro	GSCO	Sell	3,095,000	3,450,151		10/18/16	-	(31,005)
Indian Rupee	JPHQ	Buy	82,107,000	1,211,713		10/18/16	18,550	-
South Korean Won	HSBK	Sell	60,991,000,000	52,676,081		10/18/16	-	(2,734,568)
Euro	BZWS	Sell	30,339,000	33,817,518		10/19/16	-	(308,440)
Japanese Yen	JPHQ	Sell	652,895,000	5,559,439		10/19/16	-	(886,766)
Chilean Peso	DBAB	Buy	1,757,372,000	2,592,568		10/20/16	75,082	-
Indian Rupee	DBAB	Buy	491,655,000	7,231,656		10/20/16	132,888	-
Euro	DBAB	Sell	13,545,300	15,164,370		10/21/16	-	(73,132)
Chilean Peso	BZWS	Buy	3,010,700,000	4,580,056		10/24/16	-	(11,474)
Chilean Peso	DBAB	Buy	1,801,070,000	2,665,488		10/24/16	67,543	-
Japanese Yen	BZWS	Sell	735,200,000	6,190,767		10/24/16	-	(1,069,593)
Chilean Peso	DBAB	Buy	1,630,963,000	2,476,409		10/25/16	-	(1,722)
Chilean Peso	JPHQ	Buy	337,685,000	515,314		10/25/16	-	(2,939)
Indian Rupee	DBAB	Buy	79,271,000	1,163,252		10/25/16	23,252	-
Euro	BZWS	Sell	5,604,306	6,239,134		10/27/16	-	(67,123)
Indian Rupee	DBAB	Buy	229,138,000	3,360,879		10/27/16	67,745	-
Chilean Peso	DBAB	Buy	10,720,639,000	16,163,988		10/28/16	98,369	-
Chilean Peso	MSCO	Buy	6,196,633,500	9,306,839		10/28/16	92,961	-
Indian Rupee	DBAB	Buy	609,812,988	8,942,693		10/28/16	180,635	-
Indian Rupee	HSBK	Buy	679,529,000	9,967,247		10/28/16	199,093	-
Indian Rupee	JPHQ	Buy	358,075,000	5,255,283		10/28/16	101,828	-
Euro	BOFA	Sell	65,140,400	72,371,312		10/31/16	-	(941,768)
Euro	BZWS	Sell	44,246,134	49,678,453		10/31/16	-	(118,913)
Euro	CITI	Sell	132,315,770	146,180,676		10/31/16	-	(2,735,766)
Euro	DBAB	Sell	77,189,556	85,565,547		10/31/16	-	(1,308,407)
Malaysian Ringgit	JPHQ	Buy	7,468,000	1,900,496		10/31/16	-	(96,682)
Euro	GSCO	Sell	30,376,000	33,835,826		11/01/16	-	(352,710)
Euro	HSBK	Sell	25,974,891	28,939,146		11/01/16	-	(295,892)
Euro	JPHQ	Sell	11,263,000	12,538,985		11/01/16	-	(137,650)
Euro	GSCO	Sell	11,263,000	12,649,025		11/02/16	-	(28,162)
South Korean Won	HSBK	Sell	15,755,000,000	13,644,827		11/02/16	-	(666,873)
Euro	BOFA	Sell	32,701,000	36,662,236		11/03/16	-	(146,315)
Euro	DBAB	Sell	16,612,000	18,711,757		11/03/16	13,135	-
Euro	BZWS	Sell	8,311,299	9,359,661		11/04/16	3,979	-
Euro	DBAB	Sell	224,556	250,110		11/04/16	-	(2,663)
Chilean Peso	MSCO	Buy	2,044,686,000	3,085,620		11/07/16	13,399	-
Indian Rupee	HSBK	Buy	240,033,500	3,538,657		11/07/16	46,897	-
Chilean Peso	DBAB	Buy	3,166,824,000	4,772,188		11/08/16	27,194	-
Euro	CITI	Sell	6,421,600	7,184,165		11/08/16	-	(45,619)
Euro	DBAB	Sell	2,285,618	2,556,121		11/08/16	-	(17,151)
Indian Rupee	DBAB	Buy	457,757,494	6,751,615		11/08/16	85,178	-
Chilean Peso	DBAB	Buy	760,285,000	1,145,698		11/09/16	6,433	-
Euro	DBAB	Sell	15,875,000	17,454,563		11/09/16	-	(419,148)
Indian Rupee	JPHQ	Buy	60,607,000	896,366		11/09/16	8,683	-
Japanese Yen	CITI	Sell	341,992,119	2,841,410		11/09/16	-	(538,102)
Euro	CITI	Sell	7,698,954	8,566,318		11/10/16	-	(102,334)
Indian Rupee	DBAB	Buy	39,609,000	584,894		11/10/16	6,499	-
Chilean Peso	MSCO	Buy	4,857,290,000	7,431,822		11/14/16	-	(74,187)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

Euro	BZWS	Sell	8,485,276	9,439,657	11/14/16	-	(116,018)
Euro	CITI	Sell	5,658,426	6,115,910	11/14/16	-	(256,315)
Euro	DBAB	Sell	4,845,000	5,400,576	11/14/16	-	(55,610)
Euro	GSCO	Sell	2,279,000	2,557,403	11/14/16	-	(9,088)
Euro	JPHQ	Sell	15,313,111	16,751,955	11/14/16	-	(492,872)
Euro	MSCO	Sell	4,572,000	5,136,528	11/14/16	-	(12,220)
Euro	SCNY	Sell	629,000	705,603	11/14/16	-	(2,744)
Japanese Yen	CITI	Sell	796,524,000	6,545,517	11/14/16	-	(1,327,195)
Japanese Yen	GSCO	Sell	490,555,000	4,525,332	11/14/16	-	(323,233)
Japanese Yen	HSBK	Sell	413,563,000	3,395,845	11/14/16	-	(691,743)
Japanese Yen	JPHQ	Sell	335,950,000	2,756,377	11/14/16	-	(564,097)
Japanese Yen	SCNY	Sell	366,681,000	3,382,728	11/14/16	-	(241,486)
South Korean Won	CITI	Sell	11,823,000,000	10,113,340	11/14/16	-	(625,689)
Euro	BZWS	Sell	1,161,439	1,300,289	11/15/16	-	(7,720)
Euro	DBAB	Sell	27,156,000	30,440,247	11/15/16	-	(142,755)
Euro	JPHQ	Sell	32,940,000	36,887,859	11/15/16	-	(209,066)
Euro	SCNY	Sell	4,346,000	4,872,518	11/15/16	-	(21,934)
Australian Dollar	JPHQ	Sell	100,287,000	73,349,912	11/16/16	-	(3,341,065)
Chilean Peso	MSCO	Buy	2,572,200,000	3,946,000	11/16/16	-	(50,380)
Euro	JPHQ	Sell	3,942,000	4,414,882	11/16/16	-	(24,779)
Indian Rupee	DBAB	Buy	239,338,000	3,529,018	11/16/16	41,155	-
Indian Rupee	HSBK	Buy	402,232,000	5,942,521	11/16/16	57,521	-
Japanese Yen	CITI	Sell	366,680,000	3,022,295	11/16/16	-	(602,202)
Japanese Yen	MSCO	Sell	300,000,000	2,471,475	11/16/16	-	(493,915)
Japanese Yen	SCNY	Sell	340,600,700	3,146,084	11/16/16	-	(220,629)
South Korean Won	CITI	Sell	13,902,000,000	11,881,036	11/16/16	-	(746,212)
Chilean Peso	DBAB	Buy	2,509,219,500	3,842,603	11/17/16	-	(42,684)
Euro	DBAB	Sell	2,768,730	3,008,834	11/17/16	-	(109,572)
Euro	MSCO	Sell	1,962,500	2,205,379	11/17/16	-	(4,975)
South Korean Won	HSBK	Sell	48,866,000,000	41,653,667	11/17/16	-	(2,731,233)
Euro	BZWS	Sell	7,066,000	8,007,686	11/18/16	48,940	-
Euro	DBAB	Sell	2,240,000	2,430,960	11/18/16	-	(92,050)
Euro	MSCO	Sell	9,679,000	10,964,081	11/18/16	62,199	-
Japanese Yen	DBAB	Sell	796,770,000	6,561,180	11/18/16	-	(1,315,234)
South Korean Won	HSBK	Sell	26,952,000,000	22,962,300	11/18/16	-	(1,517,986)
Australian Dollar	CITI	Sell	13,307,000	9,632,937	11/21/16	-	(542,007)
Euro	DBAB	Sell	5,073,398	5,743,238	11/21/16	28,102	-
Euro	HSBK	Sell	6,919,000	7,825,320	11/21/16	31,130	-
Euro	UBSW	Sell	3,245,000	3,672,675	11/21/16	17,212	-
Japanese Yen	CITI	Sell	2,094,073,000	18,183,218	11/21/16	-	(2,520,098)
Malaysian Ringgit	HSBK	Buy	4,326,000	1,067,489	11/21/16	-	(23,200)
Chilean Peso	JPHQ	Buy	931,485,000	1,405,485	11/22/16	4,553	-
Euro	DBAB	Sell	3,964,000	4,504,293	11/22/16	38,689	-
Euro	HSBK	Sell	12,569,000	14,276,247	11/22/16	116,768	-
Euro	JPHQ	Sell	23,160,581	26,329,111	11/22/16	237,793	-
Euro	DBAB	Sell	3,887,000	4,417,381	11/23/16	38,330	-
Euro	UBSW	Sell	678,250	770,492	11/23/16	6,383	-
Indian Rupee	JPHQ	Buy	378,455,000	5,594,516	11/23/16	44,724	-
South Korean Won	DBAB	Sell	13,920,000,000	11,832,609	11/23/16	-	(810,385)
Chilean Peso	DBAB	Buy	1,813,192,000	2,689,198	11/25/16	54,840	-

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

Euro	BZWS	Sell	744,197	846,271	11/25/16	7,794	-
Euro	GSCO	Sell	4,454,000	5,052,217	11/25/16	33,953	-
Euro	JPHQ	Sell	28,236,000	32,111,673	11/25/16	298,541	-
Japanese Yen	HSBK	Sell	207,909,000	1,911,631	11/25/16	-	(144,219)
South Korean Won	HSBK	Sell	35,277,000,000	29,594,799	11/25/16	-	(2,445,491)
Euro	BOFA	Sell	2,680,925	3,031,268	11/28/16	10,311	-
Euro	DBAB	Sell	837,570	904,626	11/28/16	-	(39,177)
Euro	JPHQ	Sell	4,730,771	5,345,771	11/28/16	14,977	-
Euro	SCNY	Sell	13,581,483	15,358,647	11/28/16	54,570	-
Japanese Yen	BOFA	Sell	1,085,075,000	9,933,219	11/28/16	-	(797,542)
Japanese Yen	SCNY	Sell	937,086,000	8,597,316	11/28/16	-	(669,919)
Chilean Peso	CITI	Buy	3,039,493,000	4,560,380	11/30/16	37,592	-
Euro	SCNY	Sell	11,263,000	12,761,598	11/30/16	68,834	-
Indian Rupee	JPHQ	Buy	139,661,000	2,058,834	11/30/16	19,972	-
Malaysian Ringgit	HSBK	Buy	3,317,000	809,716	11/30/16	-	(9,198)
Euro	HSBK	Sell	18,537,726	20,759,473	12/01/16	-	(132,617)
Euro	GSCO	Sell	463,000	496,405	12/02/16	-	(25,425)
South Korean Won	HSBK	Sell	42,561,000,000	35,916,456	12/02/16	-	(2,738,201)
Chilean Peso	DBAB	Buy	1,271,380,000	1,855,894	12/06/16	66,403	-
South Korean Won	GSCO	Sell	44,346,000,000	39,838,297	12/07/16	-	(437,072)
Japanese Yen	HSBK	Sell	2,052,400,000	19,199,252	12/09/16	-	(1,111,010)
Australian Dollar	JPHQ	Sell	29,260,000	20,823,728	12/12/16	-	(1,538,673)
Chilean Peso	DBAB	Buy	1,866,989,500	2,802,025	12/12/16	19,390	-
Japanese Yen	CITI	Sell	2,595,800,000	24,453,268	12/12/16	-	(1,239,112)
Australian Dollar	JPHQ	Sell	43,169,000	31,855,053	12/13/16	-	(1,136,745)
Euro	GSCO	Sell	8,105,300	9,119,273	12/13/16	-	(21,312)
Japanese Yen	DBAB	Sell	595,700,000	5,630,541	12/13/16	-	(265,863)
Japanese Yen	HSBK	Sell	1,798,900,000	16,986,780	12/13/16	-	(819,232)
Japanese Yen	JPHQ	Sell	1,666,680,000	15,731,782	12/13/16	-	(765,480)
Australian Dollar	CITI	Sell	29,097,000	21,477,078	12/14/16	-	(759,713)
Australian Dollar	JPHQ	Sell	14,544,000	10,411,759	12/14/16	-	(703,197)
Euro	MSCO	Sell	1,412,000	1,567,461	12/14/16	-	(24,978)
Indian Rupee	CITI	Buy	69,318,000	1,034,288	12/14/16	-	(4,631)
Indian Rupee	DBAB	Buy	258,123,000	3,845,694	12/14/16	-	(11,505)
Malaysian Ringgit	JPHQ	Buy	13,361,013	3,270,350	12/14/16	-	(47,120)
Euro	BOFA	Sell	17,769,000	20,044,143	12/15/16	3,369	-
Euro	CITI	Sell	861,168	971,725	12/15/16	456	-
Euro	JPHQ	Sell	5,095,000	5,670,378	12/15/16	-	(76,019)
Euro	MSCO	Sell	1,962,500	2,211,855	12/15/16	-	(1,551)
South Korean Won	CITI	Sell	8,844,000,000	7,525,528	12/15/16	-	(506,513)
Euro	JPHQ	Sell	541,000	609,288	12/16/16	-	(912)
Euro	MSCO	Sell	5,391,000	6,074,040	12/16/16	-	(6,528)
Japanese Yen	HSBK	Sell	1,455,540,000	13,828,045	12/16/16	-	(581,936)
South Korean Won	DBAB	Sell	13,919,000,000	11,838,099	12/20/16	-	(802,868)
Euro	BZWS	Sell	13,961,728	15,666,357	12/22/16	-	(86,299)
Euro	MSCO	Sell	12,182,000	13,664,367	12/23/16	-	(81,006)
Euro	GSCO	Sell	1,759,000	1,980,106	12/27/16	-	(5,061)
Euro	JPHQ	Sell	17,833,294	20,063,704	12/29/16	-	(64,701)
Malaysian Ringgit	JPHQ	Buy	5,661,200	1,373,578	1/05/17	-	(8,702)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

Japanese Yen	DBAB	Sell	770,370,000	7,640,513		1/10/17	3,498	-
Japanese Yen	GSCO	Sell	329,010,000	2,808,307		1/10/17	-	(453,313)
Japanese Yen	JPHQ	Sell	2,831,950,000	26,088,896		1/10/17	10,191	(1,995,655)
Euro	BZWS	Sell	6,181,000	6,804,230		1/11/17	-	(176,369)
Japanese Yen	BZWS	Sell	1,689,110,000	16,913,256		1/11/17	167,599	-
Malaysian Ringgit	HSBK	Buy	4,010,000	1,001,624		1/11/17	-	(34,996)
Euro	CITI	Sell	5,040,000	5,555,718		1/13/17	-	(136,794)
Euro	SCNY	Sell	15,572,000	17,132,314		1/13/17	-	(455,740)
Japanese Yen	BZWS	Sell	1,089,820,000	10,711,242		1/13/17	-	(94,113)
Japanese Yen	CITI	Sell	138,680,000	1,190,938		1/17/17	-	(184,300)
Japanese Yen	SCNY	Sell	415,980,000	3,561,503		1/17/17	-	(563,618)
Euro	JPHQ	Sell	27,973,000	30,980,237		1/19/17	-	(622,940)
Japanese Yen	HSBK	Sell	536,380,000	5,115,201		1/19/17	-	(204,372)
Japanese Yen	JPHQ	Sell	652,895,000	5,639,417		1/19/17	-	(835,700)
Japanese Yen	SCNY	Sell	707,660,000	6,755,220		1/19/17	-	(263,031)
Malaysian Ringgit	JPHQ	Buy	25,688,213	6,491,841		1/19/17	-	(300,915)
Euro	DBAB	Sell	6,791,000	7,496,824		1/23/17	-	(176,867)
Euro	JPHQ	Sell	300,000	331,089		1/23/17	-	(7,905)
Japanese Yen	DBAB	Sell	858,140,000	7,434,611		1/23/17	-	(1,077,600)
Malaysian Ringgit	DBAB	Buy	12,933,000	2,893,742	EUR	1/23/17	-	(153,317)
Malaysian Ringgit	JPHQ	Buy	26,736,000	6,609,642		1/23/17	-	(166,887)
Malaysian Ringgit	JPHQ	Buy	16,628,000	3,703,753	EUR	1/23/17	-	(178,204)
Japanese Yen	JPHQ	Sell	1,407,000,000	13,348,006		1/25/17	-	(609,838)
Malaysian Ringgit	HSBK	Buy	21,822,825	5,416,437		1/25/17	-	(157,925)
Euro	GSCO	Sell	4,711,000	5,169,804		1/27/17	-	(154,497)
Japanese Yen	GSCO	Sell	944,420,000	8,062,147		1/27/17	-	(1,307,635)
Japanese Yen	JPHQ	Sell	490,100,000	4,183,918		1/27/17	-	(678,463)
Malaysian Ringgit	DBAB	Buy	16,628,000	3,719,911	EUR	1/27/17	-	(197,654)
Japanese Yen	DBAB	Sell	8,368,505,770	71,452,406		1/30/17	-	(11,584,702)
Japanese Yen	HSBK	Sell	1,162,462,488	9,927,092		1/31/17	-	(1,608,058)
Malaysian Ringgit	HSBK	Buy	3,005,000	734,037		1/31/17	-	(10,057)
Malaysian Ringgit	DBAB	Buy	143,249,150	31,213,045	EUR	2/06/17	-	(785,761)
Malaysian Ringgit	JPHQ	Buy	1,100,000	270,084		2/06/17	-	(5,109)
Euro	BZWS	Sell	7,003,000	7,935,274		2/08/17	16,273	-
Japanese Yen	JPHQ	Sell	1,719,500,000	14,857,666		2/08/17	-	(2,211,276)
Japanese Yen	SCNY	Sell	1,720,000,000	14,894,096		2/08/17	-	(2,179,809)
Malaysian Ringgit	HSBK	Buy	21,208,085	5,220,709		2/08/17	-	(112,242)
Euro	CITI	Sell	6,572,000	7,450,118		2/09/17	18,154	-
Euro	GSCO	Sell	2,045,000	2,308,396		2/09/17	-	(4,198)
Japanese Yen	BZWS	Sell	1,720,220,000	14,916,280		2/09/17	-	(2,160,596)
Japanese Yen	CITI	Sell	366,860,000	3,181,787		2/09/17	-	(460,086)
Japanese Yen	JPHQ	Sell	1,723,960,000	14,912,633		2/09/17	-	(2,201,371)
Euro	DBAB	Sell	1,738,000	1,957,544		2/10/17	-	(7,967)
Euro	HSBK	Sell	1,800,000	2,025,432		2/10/17	-	(10,195)
Japanese Yen	CITI	Sell	751,731,000	7,386,640		2/10/17	-	(76,248)
Euro	BZWS	Sell	6,341,000	7,266,152		2/13/17	94,112	-
Malaysian Ringgit	HSBK	Buy	9,650,000	2,385,086		2/13/17	-	(60,968)
Euro	GSCO	Sell	2,038,000	2,324,074		2/16/17	18,663	-
Euro	SCNY	Sell	657,000	748,606		2/16/17	5,399	-

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

Japanese Yen	CITI	Sell	2,056,230,000	18,507,416	2/16/17	-	(1,911,669)
Japanese Yen	GSCO	Sell	1,205,250,280	10,779,075	2/16/17	-	(1,189,483)
Japanese Yen	HSBK	Sell	1,035,240,000	9,188,657	2/16/17	-	(1,091,640)
Japanese Yen	JPHQ	Sell	2,553,380,000	24,153,898	2/16/17	-	(1,202,061)
Malaysian Ringgit	HSBK	Buy	4,899,000	1,146,904	2/21/17	32,725	-
Euro	BZWS	Sell	9,798,000	11,006,583	2/22/17	-	(80,061)
Japanese Yen	BZWS	Sell	343,460,000	3,106,268	2/27/17	-	(306,142)
Japanese Yen	HSBK	Sell	1,131,678,000	10,219,095	2/27/17	-	(1,024,568)
Euro	BOFA	Sell	2,694,506	3,004,590	2/28/17	-	(45,133)
Euro	DBAB	Sell	1,530,900	1,708,714	2/28/17	-	(24,005)
Japanese Yen	BZWS	Sell	1,576,550,000	15,548,290	2/28/17	-	(116,072)
Japanese Yen	JPHQ	Sell	372,662,000	3,675,530	2/28/17	-	(27,183)
Malaysian Ringgit	JPHQ	Buy	8,340,000	2,067,786	2/28/17	-	(59,975)
Euro	DBAB	Sell	2,579,651	2,881,651	3/01/17	-	(38,208)
Japanese Yen	DBAB	Sell	229,660,000	2,063,933	3/01/17	-	(218,039)
Japanese Yen	JPHQ	Sell	848,300,000	7,609,846	3/03/17	-	(819,901)
Japanese Yen	HSBK	Sell	400,800,000	3,569,012	3/06/17	-	(414,379)
Euro	DBAB	Sell	1,536,000	1,702,687	3/07/17	-	(36,358)
Japanese Yen	BZWS	Sell	1,712,605,900	17,026,370	3/09/17	3,108	-
Australian Dollar	CITI	Sell	28,906,000	22,089,098	3/13/17	42,717	-
Malaysian Ringgit	HSBK	Buy	796,554,000	194,613,731	3/14/17	-	(2,919,362)
Malaysian Ringgit	JPHQ	Buy	14,772,000	3,578,142	3/20/17	-	(23,762)
South Korean Won	CITI	Sell	11,790,000,000	10,762,700	3/20/17	55,031	-
South Korean Won	HSBK	Sell	23,507,000,000	21,532,472	3/20/17	183,433	-
Japanese Yen	BZWS	Sell	981,707,504	9,651,077	3/21/17	-	(112,480)
Malaysian Ringgit	HSBK	Buy	36,880,000	8,974,328	3/22/17	-	(100,885)
Japanese Yen	CITI	Sell	1,866,452,000	18,480,638	3/23/17	-	(83,846)
Japanese Yen	DBAB	Sell	725,287,000	7,183,905	3/23/17	-	(30,092)
Japanese Yen	MSCO	Sell	575,230,000	5,696,587	3/23/17	-	(24,882)
Japanese Yen	BZWS	Sell	983,714,840	9,740,667	3/24/17	-	(44,209)
Japanese Yen	JPHQ	Sell	285,510,329	2,593,756	3/24/17	-	(246,176)
South Korean Won	HSBK	Sell	35,125,000,000	31,371,411	3/27/17	-	(529,200)
Malaysian Ringgit	HSBK	Buy	20,347,000	4,889,930	3/28/17	4,836	-
Philippine Peso	JPHQ	Buy	123,740,000	2,532,024	3/28/17	749	-
South Korean Won	HSBK	Sell	35,292,000,000	31,856,298	3/28/17	-	(195,998)
Philippine Peso	JPHQ	Buy	17,950,000	377,061	3/29/17	-	(9,670)
Japanese Yen	JPHQ	Sell	172,207,000	1,537,617	3/31/17	-	(175,867)
Malaysian Ringgit	HSBK	Buy	7,790,000	1,927,979	3/31/17	-	(54,167)
Malaysian Ringgit	JPHQ	Buy	3,956,000	1,010,447	4/11/17	-	(59,245)
Japanese Yen	CITI	Sell	261,800,000	2,460,526	4/13/17	-	(146,100)
Japanese Yen	BOFA	Sell	700,840,000	6,516,817	4/18/17	-	(462,866)
Japanese Yen	JPHQ	Sell	1,233,160,000	11,517,702	4/20/17	-	(764,586)
Japanese Yen	JPHQ	Sell	917,650,000	8,509,247	4/21/17	-	(631,010)
South Korean Won	HSBK	Sell	46,898,000,000	41,144,010	4/25/17	-	(1,443,109)
South Korean Won	HSBK	Sell	13,067,000,000	11,402,766	4/26/17	-	(463,051)
Indonesian Rupiah	JPHQ	Buy	1,721,000,000,000	122,316,987	5/03/17	5,782,295	-

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

Japanese Yen	BOFA	Sell	1,105,661,700	10,312,085		5/18/17	-	(715,628)
Japanese Yen	CITI	Sell	1,104,534,000	10,296,525		5/18/17	-	(719,939)
Japanese Yen	BOFA	Sell	1,102,846,375	10,244,741		5/19/17	-	(755,438)
Japanese Yen	HSBK	Sell	1,106,730,400	10,280,821		5/19/17	-	(758,098)
Japanese Yen	BOFA	Sell	1,105,842,500	10,234,033		5/22/17	-	(797,673)
Japanese Yen	JPHQ	Sell	715,709,000	6,644,716		5/22/17	-	(495,081)
Malaysian Ringgit	HSBK	Buy	298,500	72,224		5/23/17	-	(559)
Japanese Yen	CITI	Sell	1,370,500,000	12,982,646		6/08/17	-	(700,792)
Japanese Yen	CITI	Sell	310,702,000	2,980,098		6/16/17	-	(123,268)
Japanese Yen	JPHQ	Sell	702,800,000	6,738,029		6/16/17	-	(281,705)
Japanese Yen	DBAB	Sell	1,453,310,000	13,915,662		6/19/17	-	(602,510)
Japanese Yen	CITI	Sell	1,086,780,000	10,588,528		6/20/17	-	(268,649)
Philippine Peso	JPHQ	Buy	251,010,000	5,332,696		6/21/17	-	(208,077)
Japanese Yen	DBAB	Sell	1,455,820,000	14,145,161		6/22/17	-	(400,255)
Japanese Yen	JPHQ	Sell	708,450,000	6,923,866		7/14/17	-	(162,340)
Malaysian Ringgit	JPHQ	Buy	1,700,000	421,094		7/17/17	-	(13,730)
Malaysian Ringgit	DBAB	Buy	11,455,000	2,543,408	EUR	7/20/17	-	(153,410)
Japanese Yen	CITI	Sell	913,412,000	8,748,319		7/25/17	-	(393,153)
Indonesian Rupiah	HSBK	Buy	424,000,000,000	30,372,493		7/31/17	734,592	-
Japanese Yen	BZWS	Sell	1,079,470,000	10,393,060		7/31/17	-	(413,652)
Japanese Yen	DBAB	Sell	897,860,782	8,648,745		7/31/17	-	(339,854)
Japanese Yen	DBAB	Sell	838,612,000	8,491,414		8/18/17	88,205	-
Japanese Yen	HSBK	Sell	1,621,372,000	16,443,935		8/22/17	193,840	-
Japanese Yen	JPHQ	Sell	1,135,828,000	11,520,313		8/22/17	136,551	-
Japanese Yen	BZWS	Sell	376,247,000	3,809,267		8/24/17	37,969	-
Japanese Yen	DBAB	Sell	371,821,000	3,769,933		8/24/17	42,999	-
Japanese Yen	JPHQ	Sell	1,135,833,000	11,497,158		8/28/17	109,839	-
Japanese Yen	DBAB	Sell	685,950,000	6,961,027		8/30/17	83,314	-
Japanese Yen	JPHQ	Sell	751,903,000	7,614,979		8/30/17	75,985	-
Japanese Yen	HSBK	Sell	1,247,125,000	12,384,558		9/01/17	-	(121,091)
Japanese Yen	CITI	Sell	286,112,008	2,830,200		9/19/17	-	(41,467)
Total Forw ard Exchange Contracts							$12,531,074	$(124,557,655)
Net unrealized appreciation (depreciation)								$(112,026,581)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.
*In U.S. dollars unless otherwise indicated.

At September 30, 2016, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Sw ap Contracts
	Counterparty /	Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Sw ap Contracts
Receive Floating rate 3-month USD BBA LIBOR	LCH	$183,490,000	10/17/17	$-	$(456,882)
Pay Fixed rate 0.926%
Receive Floating rate 3-month USD BBA LIBOR	CME	13,090,000	10/04/23	-	(1,470,234)
Pay Fixed rate 2.775%

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

Receive Floating rate 3-month USD BBA LIBOR	CME	13,090,000	10/04/23	-	(1,489,329)
Pay Fixed rate 2.795%
Receive Floating rate 3-month USD BBA LIBOR	CME	13,090,000	10/07/23	-	(1,460,037)
Pay Fixed rate 2.765%
Receive Floating rate 3-month USD BBA LIBOR	LCH	34,000,000	7/07/24	-	(3,700,539)
Pay Fixed rate 2.731%
Receive Floating rate 3-month USD BBA LIBOR	LCH	114,670,000	1/22/25	-	(5,195,956)
Pay Fixed rate 1.914%
Receive Floating rate 3-month USD BBA LIBOR	LCH	143,340,000	1/23/25	-	(7,128,151)
Pay Fixed rate 1.970%
Receive Floating rate 3-month USD BBA LIBOR	LCH	84,590,000	1/27/25	-	(4,220,862)
Pay Fixed rate 1.973%
Receive Floating rate 3-month USD BBA LIBOR	LCH	21,150,000	1/29/25	-	(990,685)
Pay Fixed rate 1.937%
Receive Floating rate 3-month USD BBA LIBOR	LCH	17,910,000	1/30/25	-	(843,047)
Pay Fixed rate 1.942%
Receive Floating rate 3-month USD BBA LIBOR	LCH	28,210,000	2/03/25	-	(1,038,696)
Pay Fixed rate 1.817%
Receive Floating rate 3-month USD BBA LIBOR	CME	6,370,000	10/04/43	-	(2,863,257)
Pay Fixed rate 3.668%
Receive Floating rate 3-month USD BBA LIBOR	CME	6,370,000	10/04/43	-	(2,890,886)
Pay Fixed rate 3.687%
Receive Floating rate 3-month USD BBA LIBOR	CME	6,370,000	10/07/43	-	(2,872,251)
Pay Fixed rate 3.675%
Total Centrally Cleared Sw ap Contracts				-	(36,620,812)

OTC Sw ap Contracts
Receive Floating rate 3-month USD BBA LIBOR	JPHQ	$3,240,000	3/04/21	$-	$(344,130)
Pay Fixed rate 3.558%
Receive Floating rate 3-month USD BBA LIBOR	DBAB	14,630,000	3/28/21	-	(1,532,332)
Pay Fixed rate 3.523%
Receive Floating rate 3-month USD BBA LIBOR	CITI	7,460,000	2/25/41	-	(3,918,434)
Pay Fixed rate 4.347%
Receive Floating rate 3-month USD BBA LIBOR	JPHQ	7,460,000	2/25/41	-	(4,090,114)
Pay Fixed rate 4.349%
Receive Floating rate 3-month USD BBA LIBOR	JPHQ	5,600,000	2/28/41	-	(3,044,544)
Pay Fixed rate 4.320%
Receive Floating rate 3-month USD BBA LIBOR	JPHQ	1,870,000	3/01/41	-	(1,004,947)
Pay Fixed rate 4.299%
Total OTC Sw ap Contracts				-	(13,934,501)
Total Interest Rate Sw ap Contracts				-	(50,555,313)
Net unrealized appreciation (depreciation)					$(50,555,313)

ABBREVIATIONS

Counterparty/Exchange

BOFA	-	Bank of America N.A.
BZWS	-	Barclays Bank PLC
CITI	-	Citigroup, Inc.
CME	-	Chicago Mercantile Exchange
DBAB	-	Deutsche Bank AG
GSCO	-	Goldman Sachs Group, Inc.
HSBK	-	HSBC Bank PLC
JPHQ	-	JP Morgan Chase & Co.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

LCH	-	London Clearing House
MSCO	-	Morgan Stanley
SCNY	-	Standard Chartered Bank
UBSW	-	UBS AG

Currency

ARS	-	Argentine Peso
BRL	-	Brazilian Real
COP	-	Colombian Peso
EUR	-	Euro
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
USD	-	United States Dollar

Selected Portfolio

BBA	-	British Bankers Association
FRN	-	Floating Rate Note
GDP	-	Gross Domestic Product
LIBOR	-	London InterBank Offered Rate
VRI	-	Value Recovery Instrument

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited)

Templeton Growth VIP Fund	Country	Shares	Value
Common Stocks 96.3%
Aerospace & Defense 1.0%
BAE Systems PLC	United Kingdom	1,928,802	$13,106,151
Air Freight & Logistics 0.6%
United Parcel Service Inc., B	United States	69,960	7,650,826
Airlines 1.5%
Deutsche Lufthansa AG	Germany	1,844,334	20,529,724
Auto Components 1.1%
Cie Generale des Etablissements Michelin, B	France	134,389	14,870,056
Automobiles 3.6%
Hero Motocorp Ltd.	India	220,820	11,325,931
Hyundai Motor Co.	South Korea	178,330	21,956,335
Nissan Motor Co. Ltd.	Japan	1,696,510	16,447,101
			49,729,367
Banks 17.6%
Bangkok Bank PCL, NVDR	Thailand	913,600	4,291,992
Barclays PLC	United Kingdom	5,731,140	12,470,653
BNP Paribas SA	France	428,187	22,024,367
Citigroup Inc.	United States	737,470	34,830,708
Credit Agricole SA	France	1,783,136	17,590,132
DBS Group Holdings Ltd.	Singapore	932,690	10,528,164
HSBC Holdings PLC	United Kingdom	2,960,864	21,816,109
ING Groep NV	Netherlands	1,307,426	16,147,447
JPMorgan Chase & Co.	United States	335,530	22,342,943
KB Financial Group Inc.	South Korea	657,984	22,629,625
[a] Standard Chartered PLC	United Kingdom	2,883,083	23,489,861
SunTrust Banks Inc.	United States	478,520	20,959,176
UniCredit SpA	Italy	4,892,781	11,392,908
			240,514,085
Biotechnology 3.5%
Amgen Inc.	United States	184,830	30,831,492
[a] Celgene Corp.	United States	32,720	3,420,222
Gilead Sciences Inc.	United States	171,440	13,564,333
			47,816,047
Capital Markets 2.8%
Credit Suisse Group AG	Switzerland	1,308,590	17,122,746
Morgan Stanley	United States	462,540	14,829,032
UBS Group AG	Switzerland	451,380	6,147,895
			38,099,673
Chemicals 1.0%
Akzo Nobel NV	Netherlands	204,762	13,873,425
Commercial Services & Supplies 0.6%
[a] Serco Group PLC	United Kingdom	4,886,178	8,281,349
Communications Equipment 2.8%
Cisco Systems Inc.	United States	734,510	23,298,657
Ericsson, B	Sweden	2,014,552	14,553,686
[a] NetScout Systems Inc.	United States	2,200	64,350
			37,916,693
Construction & Engineering 0.4%
[b] FLSmidth & Co. AS	Denmark	133,131	5,007,584
Construction Materials 1.3%
CRH PLC	Ireland	510,631	17,080,560

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

Consumer Finance 1.5%
Capital One Financial Corp.	United States	286,660	20,590,788

Diversified Telecommunication Services 2.7%
China Telecom Corp. Ltd., ADR	China	179,195	9,146,113
Singapore Telecommunications Ltd.	Singapore	3,601,250	10,486,257
Telefonica SA	Spain	1,656,335	16,780,425
			36,412,795
Energy Equipment & Services 1.7%
Baker Hughes Inc.	United States	190,760	9,627,657
Halliburton Co.	United States	312,750	14,036,220
			23,663,877
Food & Staples Retailing 2.1%
Metro AG	Germany	587,740	17,496,704
[a] Tesco PLC	United Kingdom	4,716,398	11,189,202
			28,685,906
Health Care Equipment & Supplies 1.8%
Getinge AB, B	Sweden	925,050	17,939,514
Medtronic PLC	United States	74,440	6,431,616
			24,371,130
Household Durables 0.7%
Panasonic Corp.	Japan	1,030,670	10,188,244

Industrial Conglomerates 2.4%
Siemens AG	Germany	146,852	17,196,364
[a]Toshiba Corp.	Japan	4,835,860	15,981,977
			33,178,341
Insurance 4.2%
Aegon NV	Netherlands	3,982,086	15,264,459
American International Group Inc.	United States	312,040	18,516,454
AXA SA	France	376,478	8,013,249
China Life Insurance Co. Ltd., H	China	6,041,230	15,577,507
			57,371,669
Internet Software & Services 1.5%
[a] Alphabet Inc., A	United States	25,760	20,712,586

Life Sciences Tools & Services 0.8%
[a] QIAGEN NV	Netherlands	385,000	10,602,407

Machinery 1.0%
[a] Navistar International Corp.	United States	598,440	13,698,292

Media 3.5%
Comcast Corp., A	United States	297,202	19,716,381
Sky PLC	United Kingdom	1,074,857	12,460,757
Twenty-First Century Fox Inc., A	United States	641,182	15,529,428
			47,706,566
Metals & Mining 2.6%
[a] Glencore PLC	Switzerland	7,414,090	20,396,569
MMC Norilsk Nickel PJSC, ADR	Russia	948,070	15,150,159
			35,546,728
Oil, Gas & Consumable Fuels 9.4%
Apache Corp.	United States	305,930	19,539,749
BP PLC	United Kingdom	3,841,161	22,414,614
Eni SpA	Italy	1,100,549	15,855,738
Galp Energia SGPS SA, B	Portugal	1,013,670	13,857,911
Kunlun Energy Co. Ltd.	China	17,103,030	13,097,913
Royal Dutch Shell PLC, A	United Kingdom	15,359	381,207
Royal Dutch Shell PLC, B	United Kingdom	1,303,219	33,748,285

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

Total SA, B	France	206,699	9,795,599
			128,691,016
Pharmaceuticals 8.3%
[a] Allergan PLC	United States	93,324	21,493,451
Eli Lilly & Co.	United States	175,170	14,059,144
Merck KGaA	Germany	146,964	15,840,318
Roche Holding AG	Switzerland	45,563	11,304,559
Sanofi	France	227,717	17,309,643
Teva Pharmaceutical Industries Ltd., ADR	Israel	724,530	33,335,625
			113,342,740
Software 3.8%
Microsoft Corp.	United States	459,469	26,465,415
Oracle Corp.	United States	627,880	24,663,126
			51,128,541
Specialty Retail 0.6%
Kingfisher PLC	United Kingdom	871,388	4,258,866
Tiffany & Co.	United States	50,310	3,654,015
			7,912,881
Technology Hardware, Storage & Peripherals 6.4%
Apple Inc.	United States	134,130	15,163,397
Hewlett Packard Enterprise Co.	United States	677,340	15,409,485
Samsung Electronics Co. Ltd.	South Korea	39,130	56,817,584
			87,390,466
Textiles, Apparel & Luxury Goods 0.4%
[a] Michael Kors Holdings Ltd.	United States	122,350	5,724,756
Wireless Telecommunication Services 3.1%
SoftBank Group Corp.	Japan	324,800	20,898,196
[a] Turkcell Iletisim Hizmetleri AS, ADR	Turkey	1,653,543	13,327,557
Vodafone Group PLC	United Kingdom	2,681,677	7,711,277
			41,937,030
Total Common Stocks (Cost $1,195,276,633)			1,313,332,299
Preferred Stocks (Cost $9,476,655) 0.6%
Oil, Gas & Consumable Fuels 0.6%
[a] Petroleo Brasileiro SA, ADR, pfd.	Brazil	1,041,672	8,656,294
		Principal Amount
Corporate Bonds (Cost $14,023,184) 1.1%
Oil, Gas & Consumable Fuels 1.1%
[c] Chesapeake Energy Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States	$14,998,000	15,222,970

Total Investments before Short Term Investments (Cost $1,218,776,472)			1,337,211,563
Short Term Investments 2.2%
U.S. Government and Agency Securities (Cost $3,800,000) 0.3%
[d] FHLB, 10/03/16	United States	3,800,000	3,800,000
Time Deposits 1.5%
Bank of Montreal, 0.25%, 10/03/16	United States	11,000,000	11,000,000
Royal Bank of Canada, 0.28%, 10/03/16	United States	10,100,000	10,100,000
Total Time Deposits (Cost $21,100,000)			21,100,000
Total Investments before Money Market Funds (Cost $1,243,676,441)			1,362,111,563
		Shares
Investments from Cash Collateral Received for Loaned Securities (Cost
$4,795,319) 0.4%
Money Market Funds 0.4%
[a,e] Institutional Fiduciary Trust Money Market Portfolio	United States	4,795,319	4,795,319

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

Total Investments (Cost $1,248,471,760) 100.2%	1,366,906,882
Other Assets, less Liabilities (0.2)%	(2,563,409)
Net Assets 100.0%	$1,364,343,473

a Non-income producing.
b A portion or all of the security is on loan at September 30, 2016.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees.
d The security was issued on a discount basis with no stated coupon rate.
e See Note 10 regarding investments in affiliated management investment companies.

ABBREVIATIONS
Selected Portfolio

ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank

Franklin Templeton Variable Insurance Products Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of nineteen separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Shares of the Funds are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

Certain or all Funds invest in mutual funds (Underlying Funds) and/or exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt and certain preferred securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements and time deposits are valued at cost, which approximates fair value.

Certain derivatives trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds' investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk and/or certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to equity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

Certain or all Funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price and/or foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to growth risk. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

The following funds have invested in derivatives during the period.

Franklin Growth and Income VIP Fund – Options

Franklin Mutual Global Discovery VIP Fund – Futures and forwards Franklin Mutual Shares VIP Fund – Futures and forwards

Franklin Strategic Income VIP Fund – Futures, forwards, swaps, options and VRI

Franklin VolSmart Allocation VIP Fund – Futures and swaps Templeton Global Bond VIP Fund – Forwards, swaps and VRI

4. MORTGAGE DOLLAR ROLLS

Franklin Strategic Income VIP Fund and Franklin U.S. Government Securities VIP Fund enter into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Funds and a financial institution where the Funds sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Funds upon entering into the mortgage dollar roll. In addition, the Funds may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Funds are not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Funds’ portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At September 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Flex Cap	Franklin Founding Funds	Franklin Global Real	Franklin Growth and
	Growth VIP Fund	Allocation VIP Fund	Estate VIP Fund	Income VIP Fund

Cost of investments	$70,701,379	$829,336,810	$214,506,260	$230,371,140

Unrealized appreciation	$40,806,337	$208,020,776	$109,748,748	$64,741,025
Unrealized depreciation	(1,257,023)	(51,875,191)	(17,674,590)	(4,561,755)
Net unrealized appreciation (depreciation)	$39,549,314	$156,145,585	$92,074,158	$60,179,270

	Franklin High Income	Franklin Income	Franklin Large Cap	Franklin Mutual Global
	VIP Fund	VIP Fund	Growth VIP Fund	Discovery VIP Fund

Cost of investments	$298,548,812	$5,631,177,326	$159,004,414	$571,513,364

Unrealized appreciation	$8,897,842	$695,835,264	$77,709,209	$137,031,203
Unrealized depreciation	(28,271,730)	(314,037,034)	(2,723,974)	(53,702,584)
Net unrealized appreciation (depreciation)	$(19,373,888)	$381,798,230	$74,985,235	$83,328,619

	Franklin Mutual	Franklin Rising	Franklin Small Cap	Franklin Small-Mid
	Shares VIP Fund	Dividends VIP Fund	Value VIP Fund	Cap Growth VIP Fund

Cost of investments	$3,540,491,500	$1,042,490,018	$1,037,339,802	$422,040,684

Unrealized appreciation	$1,086,329,450	$731,326,250	$382,749,417	$160,196,541
Unrealized depreciation	(384,541,347)	(29,779,006)	(39,012,063)	(21,216,512)
Net unrealized appreciation (depreciation)	$701,788,103	$701,547,244	$343,737,354	$138,980,029

	Franklin Strategic	Franklin U.S. Government	Franklin VolSmart	Templeton Developing
	Income VIP Fund	Securities VIP Fund	Allocation VIP Fund	Markets VIP Fund

Cost of investments	$749,505,663	$1,420,671,508	$105,146,586	$286,833,217

Unrealized appreciation	$29,355,941	$26,282,769	$6,362,266	$62,930,600
Unrealized depreciation	(46,396,506)	(10,302,115)	(1,138,613)	(25,816,397)
Net unrealized appreciation (depreciation)	$(17,040,565)	$15,980,654	$5,223,653	$37,114,203

	Templeton Foreign	Templeton Global	Templeton Growth
	VIP Fund	Bond VIP Fund	VIP Fund

Cost of investments	$2,172,749,166	$3,190,508,980	$1,266,715,739

Unrealized appreciation	$355,422,433	$92,194,214	$278,723,658
Unrealized depreciation	(283,420,212)	(220,751,265)	(178,532,515)
Net unrealized appreciation (depreciation)	$72,002,221	$(128,557,051)	$100,191,143

6. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Certain or all Funds invest a large percentage of its total assets in Real Estate Investment Trust securities. Such concentration may subject the Funds to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.

7. RESTRICTED SECURITIES

At September 30, 2016, certain or all Funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal
Amount/
Shares/Units	Issuer	Acquisition Dates	Cost	Value
Franklin High Income VIP Fund
117,731	[a] Halcon Resources Corp. (Value is 0.3% of Net Assets)	10/23/12 - 4/08/14	$3,365,852	$969,602

Franklin Income VIP Fund
74,398	[b] Halcon Resources Corp.	10/23/15	$633,916	$612,723
75,000	[c] Rex Energy Corp.	12/16/14	3,860,972	43,431
	Total Restricted Securities (Value is 0.0%[d] of Net Assets)		$4,494,888	$656,154

Franklin Large Cap Growth VIP Fund
9,780,975	Acerta Pharma BV (Value is 0.2% of Net Assets)	5/06/15	$562,683	$536,027

Franklin Mutual Global Discovery VIP Fund
595	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$595	$-
2,077,368	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
2,172,000	Hightower Holding LLC, pfd., A, Series 2	6/10/10 - 5/10/12	5,430,000	6,231,902
424,073	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	281,629	10,628
4,052,916	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	3,247,714	2,860,669
1,841	Warrior Met Coal LLC, A	9/19/14 - 3/31/16	2,420,000	276,150
4,306	Warrior Met Coal LLC, B	3/31/16 - 6/23/16	344,500	645,900
	Total Restricted Securities (Value is 1.5% of Net Assets)		$11,724,438	$10,025,249

Franklin Mutual Shares VIP Fund
1,754	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$1,754	$-
6,400,507	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	-	-
8,006,950	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
1,730,515	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,149,241	43,369
15,382,424	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	12,591,586	10,857,376
12,324	Warrior Met Coal LLC, A	9/19/14 - 3/31/16	16,187,328	1,848,600
28,821	Warrior Met Coal LLC, B	3/31/16 - 6/23/16	2,305,674	4,323,150
	Total Restricted Securities (Value is 0.4% of Net Assets)		$32,235,583	$17,072,495

Franklin Small-Mid Cap Growth VIP Fund
115,528	DraftKings Inc., pfd., D	8/07/15	$622,221	$507,229
284,105	DraftKings Inc., pfd., D-1	8/07/15	2,177,781	1,716,007
	Total Restricted Securities (Value is 0.4% of Net Assets)		$2,800,002	$2,223,236

Franklin Strategic Income VIP Fund
97,655	[e] Halcon Resources Corp.	10/23/12 - 11/19/15	$2,672,353	$804,262
1,499	Warrior Met Coal LLC, A	5/29/14 - 11/13/14	2,911,694	224,850
	Total Restricted Securities (Value is 0.1% of Net Assets)		$5,584,047	$1,029,112

aThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $24,011 as of September 30, 2016.
bThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $9,067,500 as of September 30, 2016.
cThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $2,800,000 as of September 30, 2016.
dRounds to less than 0.1% of net assets.
eThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $18,675 as of September 30, 2016.

8. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended September 30, 2016, certain or all Funds held investments in “affiliated companies” as follows:

	Number of			Number of
	Shares Held			Shares Held
	at Beginning	Gross	Gross	at End of		Value at End	Investment	Realized
Name of Issuer	of Period	Additions	Reductions	Period		of Period	Income	Gain (Loss)
Franklin Mutual Shares VIP Fund
Non-Controlled Affiliates
CB FIM Coinvestors LLC (Value is 0.0% of Net Assets)	6,400,507	-	-	6,400,507	$	- $	- $	-

9. INVESTMENTS IN FT UNDERLYING FUNDS

Certain or all Funds, which are either managed by Franklin Advisers, Inc. (Advisers) and/or administered by Franklin Templeton Services, LLC (FT Services), invest in FT Underlying Funds which are managed by Advisers or an affiliate of Advisers or FT Services. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

Investments in FT Underlying Funds for the nine months ended September 30, 2016, were as follows:

									% of FT
									Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares Held					Outstanding
	at Beginning	Gross	Gross	at End of	Value at End of		Investment	Realized Gain	Held at End
FT Underlying Funds	of Period	Additions	Reductions	Period	Period		Income	(Loss)	of Period
Franklin Founding Funds Allocation VIP Fund
Non-Controlled Affiliates
Franklin Income VIP Fund, Class 1	23,343,030	1,232,945	(3,052,873)	21,523,102	$329,518,696		$16,820,344	$(2,546,532)	5.3%
									a
Franklin Mutual Shares VIP Fund, Class 1	17,510,038	1,720,020	(2,128,386)	17,101,672	329,378,201		7,188,696	29,223,661	7.6%
									a
Templeton Growth VIP Fund, Class 1	25,118,084	1,645,407	(2,134,117)	24,629,374	326,585,498		7,542,331	16,739,237	23.7%
Total					$985,482,395		$31,551,371	$43,416,366

Franklin VolSmart Allocation VIP Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	177,994	32,659	-	210,653	$11,278,387	$	- $	-	0.4%
Franklin Income Fund, Class R6	3,330,823	923,354	-	4,254,177	9,486,814		340,682	-	-% b
Franklin Low Duration Total Return Fund, Class R6	881,451	544,400	-	1,425,851	14,172,956		110,051	-	0.6%
Franklin Strategic Income Fund, Class R6	796,192	376,473	-	1,172,665	11,304,490		222,557	-	0.2%
Institutional Fiduciary Trust Money Market Portfolio	1,582,659	45,395,729	(36,194,743)	10,783,645	10,783,645		-	-	0.1%
Total					$57,026,292		$673,290	$-

aIncludes realized gain distributions received.
bRounds to less than 0.1%.

10. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2016, certain or all Funds held investments in affiliated management investment companies as follows:

% of
Affiliated
Fund
	Number of								Shares
	Shares Held			Number of					Outstanding
	at Beginning	Gross	Gross Shares Held at		Value at End of		Investment	Realized	Held at End
	of Period	Additions	Reductions	End of Period	Period		Income	Gain (Loss)	of Period
Franklin Flex Cap Growth VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	-	26,954,963	(17,341,464)	9,613,499	$9,613,499	$	- $	-	0.1%

Franklin Global Real Estate VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	-	10,848,000	(10,848,000)	-	$-	$-	$-	-%

Franklin Income VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	589,053,827	1,181,513,975	(1,300,465,618)	470,102,184	$470,102,184	$-	$-	3.0%

Franklin Mutual Global Discovery VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	-	80,756,000	(80,756,000)	-	$-	$-	$-	-%

Franklin Mutual Shares VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	-	55,318,000	(55,318,000)	-	$-	$-	$-	-%

Franklin Rising Dividends VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	292,061	197,325,187	(167,435,938)	30,181,310	$30,181,310	$-	$-	0.2%

Franklin Small Cap Value VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	103,357,618	216,698,517	(207,546,160)	112,509,975	$112,509,975	$-	$-	0.7%

Franklin Small-Mid Cap Growth VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	33,143,168	209,874,375	(216,604,197)	26,413,346	$26,413,346	$-	$-	0.2%

Franklin Strategic Income VIP Fund
Non-Controlled Affiliates
Franklin Lower Tier Floating Rate Fund	3,135,765	46,063	(91,906)	3,089,922	$31,733,499	$2,348,514	$(7,353)	7.1%
Franklin Middle Tier Floating Rate Fund	2,704,835	26,387	(94,000)	2,637,222	26,319,474	1,250,704	(32,900)	7.4%
Institutional Fiduciary Trust Money Market Portfolio	63,296,131	138,302,790	(165,891,363)	35,707,558	35,707,558	-	-	0.2%
Total					$93,760,531	$3,599,218	$(40,253)

Templeton Developing Markets VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	36,108,301	40,317,147	(62,294,814)	14,130,634	$14,130,634	$-	$-	0.1%

Templeton Foreign VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	71,421,269	1,030,615,943	(955,906,176)	146,131,037	$146,131,037	$-	$-	0.9%

Templeton Global Bond VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	420,632,565	408,141,394	(501,520,590)	327,253,369	$327,253,369	$-	$-	2.1%

Templeton Growth VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	8,864,598	392,759,086	(396,828,365)	4,795,319	$4,795,319	$-	$-	-% [a]

[a] Rounds to less than 0.1%.

11. INVESTMENTS IN FT HOLDINGS CORPORATION III (FT Subsidiary)

Franklin Strategic Income VIP Fund invests in certain financial instruments through its investment in the FT Subsidiary. FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At September 30, 2016, FT Subsidiary’s investment, Turtle Bay Resort as well as any other assets and liabilities of FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At September 30, 2016, the net assets of FT Subsidiary were $6,597,824, representing less than 1% of the Fund's consolidated net assets. The Fund’s investment in FT Subsidiary is limited to 25% of consolidated assets.

12. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2016, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2		Level 3		Total
Franklin Flex Cap Growth VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$100,637,194	$-		$-		$100,637,194
Short Term Investments	9,613,499	-		-		9,613,499
Total Investments in Securities	$110,250,693	$-		$-		$110,250,693

Franklin Founding Funds Allocation VIP Fund
Assets:
Investments in Underlying Funds[b]	$985,482,395	$-		$-		$985,482,395

Franklin Global Real Estate VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$305,246,064	$-		$-		$305,246,064
Short Term Investments	-	1,334,354		-		1,334,354
Total Investments in Securities	$305,246,064	$1,334,354		$-		$306,580,418

Franklin Growth and Income VIP Fund
Assets:
Investments in Securities:
Equity Investments[a,c]	$266,742,664	$-		$-		$266,742,664
Equity-Linked Securities	-	13,545,835		-		13,545,835
Short Term Investments	-	10,261,911		-		10,261,911
Total Investments in Securities	$266,742,664	$23,807,746		$-		$290,550,410

Liabilities:
Other Financial Instruments:
Options Written	$17,020	$-		$-		$17,020

Franklin High Income VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Energy	$24,011	$581,763		$969,602		$1,575,376
Transportation	-	251,427		-		251,427
All Other Equity Investments[a]	44,853	-	d	-		44,853
Corporate Bonds	-	274,591,504		331,800		274,923,304
Escrows and Litigation Trusts	-	-		21,000	[d]	21,000
Short Term Investments	-	2,358,964		-		2,358,964
Total Investments in Securities	$68,864	$277,783,658		$1,322,402		$279,174,924

Franklin Income VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Energy	$456,742,895	$-		$656,154		$457,399,049
Financials	333,382,167	5,462,500		-		338,844,667
Industrials	330,101,829	9,901,606		-		340,003,435
All Other Equity Investments[a]	1,774,221,671	-		-		1,774,221,671
Equity-Linked Securities	-	329,558,971		-		329,558,971
Convertible Bonds	-	36,647,590		-		36,647,590
Corporate Bonds	-	2,066,583,034		-		2,066,583,034
Senior Floating Rate Interests	-	197,961,919		-		197,961,919
Escrows and Litigation Trusts	-	-		- [d]		-
Short Term Investments	470,102,184	1,653,036		-		471,755,220
Total Investments in Securities	$3,364,550,746	$2,647,768,656		$656,154		$6,012,975,556

Franklin Large Cap Growth VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Health care	$37,463,885	$-	$536,027	$37,999,912
All Other Equity Investments[a]	195,989,737	-	-	195,989,737
Total Investments in Securities	$233,453,622	$-	$536,027	$233,989,649
Receivables:
Investment Securities Sold	$-	$-	$823,042	$823,042

Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Auto Components	$3,408,000	$-	$2,871,297	$6,279,297
Banks	80,732,034	8,667,195	-	89,399,229
Diversified Financial Services	2,929,553	-	6,231,902	9,161,455
Oil, Gas & Consumable Fuels	44,805,299	-	922,050	45,727,349
All Other Equity Investments[a]	428,720,285	-	- [d]	428,720,285
Corporate Bonds, Notes and Senior Floating Rate Interests	-	23,506,362	-	23,506,362
Corporate Bonds, Notes and Senior Floating Rate Interests in
Reorganization	-	4,896,616	- [d]	4,896,616
Companies in Liquidation	5,379	589,386	- [d]	594,765
Municipal Bonds in Reorganization	-	1,483,781	-	1,483,781
Short Term Investments	33,472,844	11,600,000	-	45,072,844
Total Investments in Securities	594,073,394	50,743,340	10,025,249	654,841,983

Other Financial Instruments:
Futures Contracts	$592,169	$-	$-	$592,169
Forward Exchange Contracts	-	340,975	-	340,975
Total Other Financial Instruments	$592,169	$340,975	$-	$933,144

Liabilities:
Other Financial Instruments:
Securities Sold Short	$3,824,031	$-	$-	$3,824,031
Futures Contracts	13,384	-	-	13,384
Forward Exchange Contracts	-	180,642	-	180,642
Total Other Financial Instruments	$3,837,415	$180,642	$-	$4,018,057

Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$-	$-	$10,900,745	$10,900,745
Machinery	71,646,304	13,206,297	-	84,852,601
Oil, Gas & Consumable Fuels	281,861,366	-	6,171,750	288,033,116
All Other Equity Investments[c]	3,268,201,247	-	- [d]	3,268,201,247
Corporate Bonds, Notes and Senior Floating Rate Interests	-	203,725,664	-	203,725,664
Corporate Bonds, Notes and Senior Floating Rate Interests in			d
Reorganization	-	71,229,456	-	71,229,456
Companies in Liquidation	29,283	4,881,539	- [d]	4,910,822
Municipal Bonds in Reorganization	-	13,393,406	-	13,393,406
Short Term Investments	226,832,546	70,200,000	-	297,032,546
Total Investments in Securities	3,848,570,746	376,636,362	17,072,495	4,242,279,603

Other Financial Instruments:
Futures Contracts	$2,928,714	$-	$-	$2,928,714
Forward Exchange Contracts	-	1,022,739	-	1,022,739
Total Other Financial Instruments	$2,928,714	$1,022,739	$-	$3,951,453

Liabilities:
Other Financial Instruments:
Securities Sold Short	$23,855,578	$-	$-	$23,855,578
Futures Contracts	21,883	-	-	21,883
Forward Exchange Contracts	-	1,391,078	-	1,391,078
Total Other Financial Instruments	$23,877,461	$1,391,078	$-	$25,268,539

Franklin Rising Dividends VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$1,713,855,952	$-	$-	$1,713,855,952
Short Term Investments	30,181,310	-	-	30,181,310
Total Investments in Securities	$1,744,037,262	$-	$-	$1,744,037,262

Franklin Small Cap Value VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$1,259,366,333	$-	$-	$1,259,366,333
Corporate Bonds	-	8,235,360	-	8,235,360
Short Term Investments	112,509,975	965,488	-	113,475,463
Total Investments in Securities	$1,371,876,308	$9,200,848	$-	$1,381,077,156

Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Consumer Discretionary	$95,885,314	$-	$2,223,236	$98,108,550
All Other Equity Investments[a]	436,498,817	-	-	436,498,817
Short Term Investments	26,413,346	-	-	26,413,346
Total Investments in Securities	$558,797,477	$-	$2,223,236	$561,020,713

Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Consumer Services	$-	$-	$6,593,125		$6,593,125
Energy	318,227	727,233	1,029,112		2,074,572
Transportation	-	251,426	-		251,426
All Other Equity Investments[a]	58,097,826	- [d]	-		58,097,826
Corporate Bonds	-	303,555,570	88,690		303,644,260
Senior Floating Rate Interests	-	75,602,629	-		75,602,629
Foreign Government and Agency Securities	-	75,076,990	-		75,076,990
U.S. Government and Agency Securities	-	37,298,058	-		37,298,058
Asset-Backed Securities and Commercial Mortgage-Backed Securities	-	60,576,614	-		60,576,614
Mortgage-Backed Securities	-	71,232,167	-		71,232,167
Municipal Bonds	-	5,840,809	-		5,840,809
Escrows and Litigation Trusts	-	-	26,250	d	26,250
Options Purchased	-	163,230	-		163,230
Short Term Investments	35,987,142	-	-		35,987,142
Total Investments in Securities	$94,403,195	$630,324,726	$7,737,177		$732,465,098

Other Financial Instruments:
Futures Contracts	$9,511	$-	$-		$9,511
Forward Exchange Contracts	-	539,638	-		539,638
Swap Contracts	-	75,803	-		75,803
Total Other Financial Instruments	$9,511	$615,441	$-		$624,952

Liabilities:
Other Financial Instruments:
Futures Contracts	$28,021	$-	$-		$28,021
Forward Exchange Contracts	-	1,308,084	-		1,308,084
Swap Contracts	-	107,347	-		107,347
Total Other Financial Instruments	$28,021	$1,415,431	$-		$1,443,452

Franklin U.S. Government Securities VIP Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities	$-	$1,744,528	$-		$1,744,528
Mortgage-Backed Securities	-	1,123,142,669	-		1,123,142,669
U.S. Government and Agency Securities	-	282,770,860	-		282,770,860
Short Term Investments	-	28,994,105	-		28,994,105
Total Investments in Securities	$-	$1,436,652,162	$-		$1,436,652,162

Franklin VolSmart Allocation VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$53,343,947	$-	$-		$53,343,947
Investments in Underlying Funds[b]	46,242,647	-	-		46,242,647
Short Term Investments	10,783,645	-	-		10,783,645
Total Investments in Securities	$110,370,239	$-	$-		$110,370,239

Liabilities:
Other Financial Instruments:
Swap Contracts	$-	$3,842	$-		$3,842

Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Russia	$8,186,743	$6,130,541	$-		$14,317,284
All Other Equity Investments[a]	291,186,286	-	-		291,186,286
Participatory Notes	-	4,313,216	-		4,313,216
Short Term Investments	14,130,634	-	-		14,130,634
Total Investments in Securities	$313,503,663	$10,443,757	$-		$323,947,420

Templeton Foreign VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$2,098,620,350	$-	$-		$2,098,620,350
Short Term Investments	146,131,037	-	-		146,131,037
Total Investments in Securities	$2,244,751,387	$-	$-		$2,244,751,387

Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities	$-	$2,342,315,359	$-		$2,342,315,359
Quasi-Sovereign and Corporate Bonds	-	1,372,964	-		1,372,964
Short Term Investments	327,253,369	391,010,237	-		718,263,606
Total Investments in Securities	$327,253,369	$2,734,698,560	$-		$3,061,951,929

Other Financial Instruments:
Forward Exchange Contracts	$-	$12,531,074	$-		$12,531,074

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$-	$124,557,655	$-		$124,557,655
Swap Contracts	-	50,555,313	-		50,555,313
Total Other Financial Instruments	$-	$175,112,968	$-		$175,112,968

Templeton Growth VIP Fund
Assets:
Investments in Securities:
Equity Investments[a,c]	$1,321,988,593	$-	$	- $	1,321,988,593
Corporate Bonds	-	15,222,970		-	15,222,970
Short Term Investments	4,795,319	24,900,000		-	29,695,319
Total Investments in Securities	$1,326,783,912	$40,122,970	$	- $	1,366,906,882

aFor detailed categories, see the accompanying Statement of Investments.
bFor detailed Underlying Fund categories, see the accompanying Statement of Investments.
cIncludes common, preferred and convertible preferred stocks and management investment companies as well as other equity interests.
dIncludes securities determined to have no value at September 30, 2016.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliations of assets and liabilities for the nine months ended September 30, 2016, are as follows:

													Net Change in
													Unrealized
													Appreciation
									Net	Net			(Depreciation)
	Balance at						Transfers		Realized Unrealized				on Assets
	Beginning of				Transfers		Out of	Cost Basis	Gain Appreciation		Balance at		Held at
	Period		Purchases	Sales	Into Level 3		Level 3[a]	Adjustments[b]	(Loss) (Depreciation)		End of Period		Period End
Franklin Large Cap Growth VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Health Care	$2,694,736		$-	$2,277,653	$-		$-	$-	$1,589,929	$(1,470,985)	$5,091,333		$(649,948)
Receivables:
Investment Securities Sold	$-		$-	$-	$813,595	d	$-	$-	$-	$9,447	$823,042		$9,447

Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Auto Components	$2,192,388		$-	$-	$-		$-	$-	$-	$678,909	$2,871,297		$678,909
Diversified Financial Services	5,157,849		-	-	-		-	-	-	1,074,053	6,231,902		1,074,053
Oil, Gas & Consumable Fuels	-		344,500	-	221,058	e	-	-	-	356,492	922,050		356,492
Corporate Bonds, Notes and
Senior Floating Rate Interests in
Reorganization	2,053	[f]	-	-	-		(280)	- f	-	(1,773)	- [f]		-
Total Investments in Securities	$7,352,290		$344,500	$-	$221,058		$(280)	$-	$-	$2,107,681	$10,025,249		$2,109,454

Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Equity Investments:
Consumer Services	$-		$-	$-	$6,593,125	e	$-	$-	$-	$-	$6,593,125		$-
Energy	-		-	-	1,109,267	e	-	-	-	(80,155)	1,029,112		(80,114)
Corporate Bonds	190,928		-	-	262	e	(50,700)	(32,641)	-	(19,159)	88,690		(3,559)
Escrows and Litigation Trusts	- [f]		-	-	-		-	- f	-	26,250	26,250	[f]	26,250
Total Investments in Securities	$190,928		$-	$-	$7,702,654		$(50,700)	$(32,641)	$-	$(73,064)	$7,737,177		$(57,423)

aThe investments were transferred out of Level 3 as a result of the availability of other significant observable valuation inputs.
bMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
cIncludes common and preferred stocks as well as other equity investments.
dThe receivable was transferred into Level 3 as a result of it being discounted to reflect the current fair value.
eThe investments were transferred into Level 3 as result of the unavailability of other significant observable valuation inputs. May include amounts related to a corporate action.
f Includes securities determined to have no value.

Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2016, are as follows:

						Impact to Fair
	Fair Value at	Valuation				Value if Input
Description	End of Period	Technique	Unobservable Inputs	Amount/Range		Increases[a]

Franklin Large Cap Growth VIP Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Health Care	$536,027	Probability Weighted	Free Cash Flow[c]	$3,000	(mil)	Increase
		Discounted Cash Flow
		Model	Discount for lack of marketability	12.5%		Decrease[d]
Receivables:
Investments in Securities Sold	$823,042	Discounted Cash Flow
		Model	Discount Rate	1.3%		Decrease

Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
Equity Investments:[e]
Auto Components	$2,860,669	Market comparables	Discount for lack of marketability	10%		Decrease[f]
			EV / EBITDA multiple	3.9	x	Increase[f]
Diversified Financial Services	6,231,902	Discounted Cash Flow	Cost of Equity	16%		Decrease[d]
		Model	Long-term revenue growth rate	6.2% - 24.7%		Increase[d]
			Adjusted EBITDA margin	13.0% - 20.6%		Increase[d]
All Other Investments[g]	932,678
Total	$10,025,249

Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Energy	$804,262	Market Comparables	Discount for lack of marketability	12.2%		Decrease
All Other Investments[g]	6,932,915
Total	$7,737,177

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bIncludes common stocks.
cIncludes probability assumptions for various outcomes of contingent payments for clinical trials and regulatory approvals.
dRepresents a significant impact to fair value and net assets.
eIncludes common and preferred stocks.
f Represents a significant impact to fair value but not net assets.
gIncludes fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs. May also include financial instruments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are also unobservable.

Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value

13. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Variable Insurance Products Trust

By /s/Laura F. Fergerson

   Laura F. Fergerson

   Chief Executive Officer –

Finance and Administration

Date November 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

   Laura F. Fergerson

   Chief Executive Officer –

Finance and Administration

Date November 25, 2016

By /s/Gaston Gardey

   Gaston Gardey

   Chief Financial Officer and

 Chief Accounting Officer

Date November 25, 2016